                                                      Registration No. 2-91683
                                                             File No. 811-4054

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                                [X]

Pre-Effective Amendment No. _____                                        [   ]

Post-Effective Amendment No. 29                                            [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 28                                                           [X]

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924

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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.

                Two World Financial Center, 225 Liberty Street
                           New York, New York 10080

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]   Immediately upon filing pursuant to paragraph (b)
[   ] On _______________ pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _______________pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _______________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

Oppenheimer
AMT-Free New York Municipals

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                                         Oppenheimer     AMT-Free    New    York
Prospectus dated November 21, 2003       Municipals  (formerly  "Oppenheimer New
                                         York  Municipal   Fund")  is  a  mutual
                                         fund.  It seeks  current  income exempt
                                         from  federal,  New York  State and New
                                         York  City  personal  income  taxes  by
                                         investing  in   municipal   securities,
                                         while attempting to preserve capital.

                                               This     Prospectus      contains
                                         important  information about the Fund's
                                         objective,   its  investment  policies,
                                         strategies and risks.  It also contains
As with all mutual funds, the            important  information about how to buy
Securities and Exchange Commission has   and sell  shares  of the Fund and other
not approved or disapproved the Fund's   account  features.   Please  read  this
securities nor has it determined that    Prospectus  carefully before you invest
this Prospectus is accurate or           and keep it for future  reference about
complete.  It is a criminal offense to   your account.
represent otherwise.

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                                                (logo) OppenheimerFunds
                                                The Right Way to Invest

CONTENTS

                  A B O U T  T H E  F U N D

3                 The Fund's Investment Objective and Principal Investment
                  Strategies

4                 Main Risks of Investing in the Fund

5                 The Fund's Past Performance

6                 Fees and Expenses of the Fund

7                 About the Fund's Investments

10                How the Fund is Managed

                  A B O U T  Y O U R  A C C O U N T

11                How to Buy Shares

                  Class A Shares
                  Class B Shares
                  Class C Shares

18                Special Investor Services

                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website

19                How to Sell Shares

                  By Wire
                  By Mail
                  By Telephone
                  By Checkwriting

22                How to Exchange Shares

24                Shareholder Account Rules and Policies

25                Dividends, Capital Gains and Taxes

27                Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Principal Investment
Strategies

WHAT IS THE FUND'S  INVESTMENT  OBJECTIVE?  The Fund seeks the maximum current income exempt from federal,  New York State and New York City income taxes for individual investors consistent with preservation of capital.

WHAT DOES THE FUND  MAINLY  INVEST  IN?  The Fund  invests  mainly in New York municipal  securities  that pay  interest  exempt  from  federal  and New York personal  income taxes.  These  primarily  include  municipal bonds (which are
long-term  obligations),   municipal  notes  (short-term   obligations),   and
interests in municipal  leases.  Most of the  securities the Fund buys must be
"investment  grade" (the four highest  rating  categories  of national  rating organizations, such as Moody's Investors Service, Inc. ("Moody's")).

      Under normal market  conditions  the Fund attempts to invest 100% of its assets in municipal  securities  exempt from federal personal income taxes. As a  non-fundamental  investment  policy,  the  Fund  will  not  hold  municipal securities  the interest on which would be subject to the federal  alternative minimum  tax  on  individuals  and  corporations.  As  fundamental  investment policies, the Fund invests:

   o  At least 80% of its assets in municipal securities, and
   o  At least 80% of its net assets (plus borrowings for investment purposes) in New York municipal securities.

      The Fund does not limit its  investments  to  securities of a particular
maturity   range,   and  may  hold  short-,   intermediate-,   and   long-term
securities.  However,  it currently focuses on longer-term  securities to seek higher yields.  The Fund's  investments are more fully explained in "About the
Fund's Investments," below.

HOW DO THE  PORTFOLIO  MANAGERS  DECIDE  WHAT  SECURITIES  TO BUY OR SELL?  In
selecting  securities  for the Fund,  the portfolio  managers  look  primarily throughout New York for municipal securities,  using a variety of factors that may  change  over  time  and  may  vary in  particular  cases.  The  portfolio managers currently look for:
   o  Securities that provide high current triple tax-free income
   o  A wide  range of  securities  of  different  issuers  within  the state,
      including   different   agencies  and   municipalities   for   portfolio
      diversification to help spread credit risks

   Primarily investment-grade securities that offer high income opportunities
   o  Unrated bonds that might  provide high income and  securities of smaller issuers that might be overlooked by other investors and funds.

WHO IS THE FUND  DESIGNED FOR? The Fund is designed for  individual  investors who are seeking income exempt from federal (including the federal  alternative minimum  tax),  New York State and New York City  personal  income  taxes.  It does not seek  capital  gains or growth.  Because  it  invests  in  tax-exempt securities,  the Fund is not  appropriate  for retirement plan accounts or for investors  seeking  capital  growth.  The Fund is  intended  to be a long-term investment, but is not a complete investment program.

Main Risks of Investing in the Fund

All  investments  have  risks  to some  degree.  The  Fund's  investments  are subject to changes in their  value from a number of factors  described  below.
There is also the risk that poor security  selection by the Fund's  investment
Manager,  OppenheimerFunds,  Inc., will cause the Fund to  underperform  other funds having a similar objective.

CREDIT RISK.  Municipal  securities  are subject to credit  risk.  Credit risk is the risk that the issuer of a debt  security  might not make  interest  and principal  payments on the  security  as they become due. If the issuer  fails to pay interest,  the Fund's income might be reduced,  and if the issuer fails to repay principal,  the value of that security and of the Fund's shares might be  reduced.  Because  the Fund can  invest  as much as 25% of its  assets  in municipal  securities below investment grade to seek higher income, the Fund's credit  risks are greater  than those of funds that buy only  investment-grade bonds.  A downgrade in an issuer's  credit  rating or other adverse news about an issuer can reduce the market value of that issuer's securities.

INTEREST  RATE  RISKS.  Municipal  securities  are subject to changes in value when  prevailing  interest rates change.  When interest rates fall, the values of  already-issued  municipal  securities  generally rise. When interest rates rise, the values of already-issued  municipal  securities  generally fall, and the  securities  may sell at a discount from their face amount.  The magnitude of these price  changes is  generally  greater for  securities  having  longer maturities.  The Fund  currently  focuses on  longer-term  securities  to seek higher  income.  Therefore,  its share prices may fluctuate more when interest rates change.

      Borrowing for Leverage.  As a  fundamental  policy,  the Fund can borrow from  banks in  amounts  up to one third of its total  assets  (including  the amount borrowed) less all liabilities and  indebtedness  other than borrowings to  purchase  portfolio  securities.  It may also borrow up to 5% of its total assets for  temporary  purposes from any person.  This use of "leverage"  will subject the Fund to greater  costs than funds that do not borrow for leverage, and may also make the Fund's  share  price more  sensitive  to  interest  rate changes.

RISK OF  FOCUSING  INVESTMENTS  IN NEW YORK  MUNICIPAL  SECURITIES.  While the
Fund's fundamental  policies do not allow it to concentrate 25% or more of its assets  in a single  industry,  municipal  securities  are not  considered  an
"industry"  under  that  policy.  The Fund is  "diversified"  as to 75% of its assets,  which means that, as to 75% of its assets, it cannot invest more than
5% of its total assets in securities  of any one issuer,  or own more than 10%
of  that  issuer's  voting  securities.   However,   the  Fund  can  invest  a
substantial  percentage of its assets in the  obligations  of the State of New
York or particular New York municipal governments, authorities or agencies.

      On  September  11, 2001,  terrorist  attacks  destroyed  the World Trade
Center,  resulted in substantial  loss of life and damaged other  buildings in the vicinity.  The attack also resulted in disruption of public transportation and business and  displacement  of residents in the immediate  vicinity of the
World Trade  Center.  It is expected that the  destruction  of the World Trade
Center  will  continue  to  have a  substantial  impact  on the  City  and its economy. The Statement of Additional  Information contains further information
concerning   special   investment   considerations   for  New  York  municipal
securities,  including  the effect of the events of September  11, 2001 on New
York City and New York State.

      Having  a  high  percentage  of its  assets  invested  in the  municipal securities  of a single state and its municipal  subdivisions  could result in
fluctuations   in  the  Fund's  share  prices  and  income  due  to  economic, regulatory or political problems in New York.

HOW RISKY IS THE FUND OVERALL?  The risks  described above  collectively  form the  overall  risk  profile of the Fund and can affect the value of the Fund's investments,  its  investment  performance,  and  the  prices  of its  shares.
Particular  investments  and investment  strategies  also entail risks.  These risks mean that you can lose money by investing  in the Fund.  When you redeem your  shares,  they may be worth  more or less  than  what you paid for  them.
There is no  assurance  that the Fund will achieve its  investment  objective.
The value of the Fund's  investments  and share  prices  will change over time due to a number of  factors.  They  include  changes  in general  bond  market movements,  the change in value of  particular  bonds or the  income  they pay because of an event  affecting the issuer,  or changes in interest  rates that can affect bond prices overall.

      Because  the  Fund  focuses  its   investments  in  New  York  municipal
securities,  it will be  vulnerable  to economic,  political and market events that  affect  issuers of New York  municipal  securities.  Those  changes  can affect the value of the Fund's  investments  and its prices per share.  In the
OppenheimerFunds  spectrum,  the Fund is more  conservative than some types of bond funds,  such as high yield bond funds,  but has greater  risks than funds that  invest  only in  investment-grade  bonds or that  are  more  diversified geographically.

An investment in the Fund is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table  below show one measure of the risks of  investing  in the Fund,  by  showing  changes  in the  Fund's  performance  (for its Class A shares)  from year to year for the last 10  calendar  years and by showing how the average annual total returns of the Fund's  shares,  both before and after taxes, compare to those of a broad-based market index.

The  after-tax  returns are shown for Class A shares  only and are  calculated using the historical  highest  individual federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect the impact of state or local taxes.  In certain cases,  the figure  representing  "Return After Taxes on Distributions  and Sale of Fund Shares" may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon  redemption and translates into an assumed tax deduction that benefits  the  shareholder.  The  after-tax  returns for the other  classes of shares  will vary.  The  after-tax  returns  are  calculated  based on certain assumptions  mandated  by  regulation  and your actual  after-tax  returns may differ from those  shown,  depending on your  individual  tax  situation.  The
Fund's  past   investment   performance,   before  and  after  taxes,  is  not
necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns would be less than those shown.

For the period from 1/01/03  through  9/30/03,  the cumulative  return (not annualized)  before  taxes for Class A shares was 2.45%.  During the period shown in the bar chart,  the highest return (not  annualized)  before taxes for a calendar  quarter  was 7.90%  (1Qtr `95) and the lowest  return  (not annualized) before taxes for a calendar quarter was -6.15% (1Qtr '94).

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Average Annual Total Returns                                           10 Years
for the periods ended  December                                       (or life of
31, 2002                             1 Year           5 Years       class, if less)

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Class A  Shares  (inception
8/16/84)                             1.38%             3.58%             5.10%
  Return Before Taxes                1.38%             3.58%             5.06%
  Return After Taxes on              2.91%             3.86%             5.13%
  Distributions
  Return   After  Taxes  on
  Distributions   and  Sale
  of Fund Shares

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Lehman Brothers Municipal Bond       9.60%             6.06%            6.71%1
Index (reflects no deduction
for fees, expenses or taxes)

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Class   B   Shares   (inception      0.71%             3.47%             4.73%
3/01/93)

--------------------------------              ---------------------------------------
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Class   C   Shares   (inception      4.62%             3.79%             4.94%
8/29/95)

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1.From 12/31/92.
The Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 4.75%;  for Class B, the contingent  deferred  sales  charges of 5% (1-year) and 2%  (5-year);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.
The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared to the Lehman  Brothers  Municipal Bond Index,  an unmanaged  index of a broad range of  investment-grade  municipal  bonds. The index  performance  reflects reinvestment  of  income,  but  does  not  reflect  transaction  costs,  fees, expenses or taxes.  The index includes  municipal  securities from many states while the Fund focuses on New York municipal securities.

Fees and Expenses of the Fund

The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The numbers below are based on the Fund's expenses during its fiscal year ended September 30, 2003.

Shareholder Fees (charges paid directly from your investment):
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                                 Class A Shares  Class B Shares   Class C Shares
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Maximum Sales Charge (Load) on
purchases (as % of offering           4.75%           None             None
price)
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Maximum Deferred Sales Charge
(Load) (as % of the lower of
the original offering price or                         5%2
redemption proceeds)                  None1                            1%3
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1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more of Class A shares. See "How to Buy
   Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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                                Class A Shares                   Class C Shares
                                                Class B Shares
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                                --------------------------------------------------

Management Fees                      0.54%           0.54%            0.54%

                                --------------------------------------------------
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Distribution and/or Service          0.23%           1.00%            1.00%
(12b-1) Fees

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                                --------------------------------------------------

Other Expenses                       0.16%           0.17%            0.18%

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                                --------------------------------------------------

Total Annual Operating Expenses      0.93%           1.71%            1.72%

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Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial fees and accounting and legal expenses that the Fund pays.
The Transfer Agent has voluntarily undertaken to the Fund to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year for each share class. That undertaking may be amended or withdrawn at any time.
For the Fund's fiscal year ended September 30, 2003, the transfer agent fees did not exceed the expense  limitation  described above.  Effective  September
1,  2003,  the  Manager  has  voluntarily  agreed  to waive a  portion  of its management fee at an annual rate equal to 0.10% of each class's  average daily net assets.  After the waiver,  the  management  fee for each class was 0.44%.
This waiver may be amended or withdrawn by the Manager at any time.

EXAMPLES.  The  following  examples  are intended to help you compare the cost of investing  in the Fund with the cost of  investing  in other mutual  funds.
The examples  assume that you invest  $10,000 in a class of shares of the Fund
for  the  time  periods   indicated,   and   reinvest   your   dividends   and
distributions.

      The first example  assumes that you redeem all of your shares at the end of those  periods.  The second  example  assumes  you keep your  shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

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If shares are redeemed: 1 Year     3 Years     5 Years     10 Years
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Class A Shares           $565          $757         $965         $1,564

                        -----------------------------------------------
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Class B Shares           $674          $839         $1,128       $1,6221

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Class C Shares           $275          $542         $933         $2,030

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If shares are not       1 Year     3 Years     5 Years     10 Years
redeemed:
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Class A Shares           $565          $757         $965         $1,564

                        -----------------------------------------------
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Class B Shares           $174          $539         $928         $1,6221

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Class C Shares           $175          $542         $933         $2,030

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In the first example, expenses include the initial sales charge for Class A and the applicable Class B or Class C contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class
B and Class C expenses do not include contingent deferred sales charges.
1. Class B expense for years 7 through 10 are based on Class A expenses since
Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S  PRINCIPAL  INVESTMENT  POLICIES AND RISKS.  The  allocation of the
Fund's portfolio among different  investments will vary over time based on the
Manager's  evaluation  of economic  and market  trends.  The Fund's  portfolio might not always include all of the different  types of investments  described below.

      The  Manager  tries to  reduce  risks by  selecting  a wide  variety  of municipal investments and by carefully researching  securities before they are purchased.  However,  changes  in  the  overall  market  prices  of  municipal securities  and the income  they pay can occur at any time.  The share  prices and yield of the Fund will change  daily based on changes in market  prices of securities,  interest  rates and market  conditions  and in  response to other economic  events.  The  Statement  of  Additional  Information  contains  more detailed information about the Fund's investment policies and risks.

Municipal  Securities.  The Fund buys municipal bonds and notes,  certificates of  participation in municipal  leases and other debt  obligations.  The
      Fund  invests  mainly  in  New  York  municipal  securities,  which  are municipal  securities  that  are not  subject  (in the  opinion  of bond counsel  to the  issuer at the time they are  issued)  to New York State personal income tax. These are debt  obligations  issued by the State of
      New York and its  political  subdivisions  (such as cities,  towns,  and counties),  and their agencies,  instrumentalities and authorities.  The term "New York municipal  securities"  may also include debt  securities
      of   the   governments   of   certain   possessions,   territories   and
      commonwealths  of the  United  States  if the  interest  paid  on  those securities is not subject to New York personal income tax.

      The  Fund  can  also  buy  other  municipal  securities,  issued  by the governments  of the other states and the  District of Columbia,  as well
      as  their  political   subdivisions,   authorities  and  agencies,   and
      securities  issued by any  commonwealths,  territories or possessions of the
      United  States,  or  their  respective  agencies,  instrumentalities  or authorities,  if the  interest  paid on the  security  is not subject to federal  personal  income  tax (in the  opinion  of bond  counsel to the issuer at the time the security is issued).

      Municipal  securities  are issued to raise money for a variety of public or private  purposes,  including  financing state or local  governments, financing specific projects or public facilities.  The Fund can buy both long-term  and  short-term  municipal  securities.  Long-term  municipal securities (which are generally  referred to as "bonds") have a maturity of more  than one  year  when  issued.  The Fund  generally  focuses  on long-term securities, to seek higher income.

      The Fund can buy municipal  securities  that are "general  obligations,"
      secured  by the  issuer's  pledge of its full  faith,  credit and taxing power for the payment of principal and  interest.  The Fund can also can buy  "revenue  obligations"  whose  interest  is  payable  only from the revenues derived from a particular  facility or class of facilities,  or a specific excise tax or other revenue source.

   o  Municipal  Lease  Obligations.  Municipal  leases  are used by state and local  governments  to  obtain  funds  to  acquire  land,  equipment  or facilities.  The Fund can invest in certificates of  participation  that represent a  proportionate  interest in  payments  made under  municipal lease  obligations.  Most municipal leases,  while secured by the leased property,  are not  general  obligations  of the  issuing  municipality.
      They  often   contain   "non-appropriation"   clauses  under  which  the
      municipal  government  has no  obligation  to make lease or  installment payments  in  future  years  unless  money is  appropriated  on a yearly basis.  If  the  government  stops  making  payments  or  transfers  its payment  obligations  to a private  entity,  the  obligation  could lose value or become taxable.

Ratings of Municipal  Securities the Fund Buys. Most of the municipal securities the Fund  buys are  "investment  grade" at the time of  purchase.  The Fund limits its investments in municipal securities that at the time of purchase are not  "investment-grade"  to not  more  than  25% of its  total  assets.
     "Investment  grade"  securities  are those  rated  within the four  highest rating  categories of Moody's,  Standard  &  Poor's Rating  Services or
     Fitch, Inc. or another nationally  recognized rating  organization,  or (if unrated)  judged by the Manager to be  comparable  to  securities  rated as investment  grade.  Rating  definitions  of  rating  organizations  are  in
     Appendix A to the Statement of Additional Information. If a security is not rated, the Manager will use its judgment to assign a rating to the security comparable to that of a rating organization. If the rating of a security is reduced after the Fund buys it, the Fund is not required  automatically  to dispose  of  that  security.  However,  the  Manager  will  evaluate  those securities to determine whether to keep them in the Fund's portfolio.

      The  Manager  may rely to some  extent on credit  ratings by  nationally recognized  rating  organizations  in  evaluating  the  credit  risk  of securities selected for the Fund's portfolio.
      It may also use its own research and  analysis to evaluate  risks.  Many factors  affect an  issuer's  ability to make timely  payments,  and the credit risks of a particular security may change over time.

   o  Special Credit Risks of  Lower-Grade  Securities.  Municipal  securities that are below  investment  grade  (these  are  sometimes  called  "junk bonds") may be subject to greater price  fluctuations  and risks of loss of income and  principal  than  investment-grade  municipal  securities.
      Securities that are (or that have fallen) below  investment grade have a greater risk that the issuers might not meet their debt obligations.

Floating  Rate/Variable  Rate  Obligations.  Some  municipal  securities  have variable or floating  interest  rates.  Variable rates are adjustable at stated periodic  intervals.  Floating rates are  automatically  adjusted according to a specified  market rate, such as a percentage of the prime rate of a bank or the ninety-one (91) day U.S. Treasury Bill rate.
   o  Inverse  Floaters  Have  Special  Risks.  Variable  rate bonds  known as
      "inverse  floaters"  pay  interest  at rates  that move in the  opposite direction of yields on short-term  bonds in response to market  changes.
      As interest rates rise,  inverse  floaters  produce less current income, and their market value can become volatile.  Inverse floaters are a type of "derivative  security."  Some have a "cap," so that if interest rates rise above the "cap," the security pays additional  interest income.  If rates  do not  rise  above  the  "cap,"  the  Fund  will  have  paid  an additional  amount for a feature  that proves  worthless.  The Fund will not invest more than 20% of its total assets in inverse floaters.

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  policies without  shareholder  approval,
although   significant  changes  will  be  described  in  amendments  to  this
Prospectus.  Fundamental  policies cannot be changed without the approval of a majority  of the Fund's  outstanding  voting  shares.  The  Fund's  investment objective is a fundamental  policy.  Other  investment  restrictions  that are fundamental  policies are listed in the Statement of  Additional  Information.
An  investment  policy  is  not  fundamental  unless  this  Prospectus  or the
Statement of Additional Information says that it is.

OTHER  INVESTMENT  STRATEGIES.  To seek its  objective,  the Fund can also use the investment  techniques and strategies  described  below. The Manager might not always use all of them.  These  techniques  have  risks  although  some of them are designed to help reduce overall investment or market risks.

"When-Issued"  and  "Delayed-Delivery"  Transactions.  The Fund  can  purchase municipal  securities on a "when-issued"  basis and can purchase or sell securities  on a "delayed-  delivery"  basis.  Between the  purchase and settlement,  no payment is made for the security and no interest accrues to the buyer  from the  investment.  There is a risk of loss to the Fund if  the  value  of  the  when-issued  security  declines  prior  to  the settlement  date.  No  income  accrues  to  the  Fund  on a  when-issued security  until the Fund  receives  the  security on  settlement  of the trade.
Puts and Stand-By  Commitments.  The Fund can acquire  "stand-by  commitments"
      or "puts" with  respect to  municipal  securities.  The Fund obtains the right to sell the  securities  at a set price on  demand to the  issuing broker-dealer or bank. However,  securities having this feature may have a lower  interest rate.  The Fund will acquire  stand-by  commitments or puts solely to enhance portfolio liquidity.
Illiquid and Restricted  Securities.  Investments may be illiquid because they do not have an active trading market,  making it difficult to value them or  dispose  of them  promptly  at an  acceptable  price.  A  restricted security has a contractual  restriction  on its resale or cannot be sold publicly  until it is registered  under the  Securities Act of 1933. The
      Fund  will not  invest  more  than  15% of its net  assets  in  illiquid securities.  Certain restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.
      The  Manager  monitors  holdings of  illiquid  securities  on an ongoing basis to  determine  whether to sell any  holdings to maintain  adequate liquidity.
Temporary Defensive and Interim  Investments.  In times of adverse or unstable market,  economic  or  political  conditions,  the Fund can invest up to
      100% of its total assets in  temporary  defensive  investments  that are
      inconsistent   with  the   Fund's   principal   investment   strategies.
      Generally,   they  would  be  high  quality,   short-term  money  market
      instruments such as U.S. government securities,  highly rated commercial
      paper,   short-term   corporate  debt  obligations,   bank  deposits  or
      repurchase agreements.  The Fund can also hold these types of securities pending  the  investment  of  proceeds  from the sale of Fund  shares or portfolio securities or to meet anticipated  redemptions of Fund shares.
      To the  extent  the Fund  invests  in  these  securities,  it might  not achieve its investment objective.

How the Fund is Managed

THE  MANAGER.  The  Manager  chooses  the Fund's  investments  and handles its day-to-day  business.  The  Manager  carries  out its  duties,  subject to the policies  established  by the Fund's  Board of Trustees,  under an  investment advisory agreement that states the Manager's  responsibilities.  The agreement sets the fees the Fund pays to the Manager and  describes  the  expenses  that the Fund is responsible to pay to conduct its business.

      The Manager has been an  investment  advisor  since  January  1960.  The
Manager and its subsidiaries and controlled  affiliates managed more than $135 billion in assets as of September 30, 2003,  including other Oppenheimer funds with more than 7 million shareholder  accounts.  The Manager is located at Two
World Financial  Center,  225 Liberty Street,  11th Floor,  New York, New York
10080.

Portfolio  Managers.  The  Fund is  managed  by a  portfolio  management  team
      comprised  of  Ronald  Fielding  and  other   investment   professionals
      selected  from  the  Manager's   Rochester   Division.   This  portfolio
      management team is primarily  responsible for the day-to-day  management of the Fund's  portfolio.  Mr.  Fielding is a Senior Vice  President  of the Manager  (since  January  1996).  Mr.  Fielding  serves in a similar capacity for other Oppenheimer funds.

Advisory Fees.  Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million,
      0.45% of the next $250 million, 0.40% of the next $250 million, and
      0.35% of average annual net assets in excess of $1 billion.  The Fund's management fee for its last fiscal year ended September 30, 2003, was
      0.54% of average  annual net assets for each class of shares.  Effective
      September 1, 2003, the Manager  voluntarily agreed to waive a portion of its  management  fee at an annual  rate  equal to 0.10% of each  class's average  daily net  assets.  The waiver may be amended or  withdrawn  by the  Manager  at any  time.  As such,  the  management  fee for the last fiscal  year  ended  September  30,  2003,  with the waiver was 0.44% of average annual net assets for each class of shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

You can buy shares several ways, as described below.  The Fund's  Distributor,
OppenheimerFunds  Distributor,  Inc., may appoint  servicing  agents to accept purchase (and redemption)  orders.  The  Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying  Shares  Through  Your Dealer.  You can buy shares  through any dealer, broker or  financial  institution  that has a sales  agreement  with the
      Distributor.  Your dealer will place your order with the  Distributor on your behalf.
Buying  Shares  Through  the  Distributor.  Complete an  OppenheimerFunds  New
      Account   Application   and   return   it  with  a  check   payable   to
      "OppenheimerFunds  Distributor,  Inc." Mail it to P.O. Box 5270, Denver,
      Colorado  80217.  If you  don't  list a dealer on the  application,  the
      Distributor  will act as your agent in buying the  shares.  However,  we recommend  that you discuss  your  investment  with a financial  advisor before you make a purchase to be sure that the Fund is  appropriate  for you.

Paying by Federal Funds Wire.  Shares purchased through the Distributor may be paid for by Federal Funds wire.  The minimum  investment is $2,500.  Before sending a wire, call the  Distributor's  Wire Department at  1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
   Buying Shares Through OppenheimerFunds  AccountLink.  With AccountLink, you

      pay for shares by  electronic  funds  transfers  from your bank account.
      Shares are  purchased  for your account by a transfer of money from your bank account through the Automated  Clearing House (ACH) system. You can provide those instructions  automatically,  under an Asset Builder Plan, described  below, or by telephone  instructions  using  OppenheimerFunds
      PhoneLink,  also described below.  Please refer to "AccountLink,"  below for more details.
   Buying Shares Through Asset Builder Plans.  You may purchase  shares of the
      Fund  automatically  each  month  from your  account  at a bank or other financial  institution  under an Asset  Builder  Plan with  AccountLink.
      Details  are in the  Asset  Builder  Application  and the  Statement  of
      Additional Information.

WHAT IS THE MINIMUM  AMOUNT YOU MUST INVEST?  In most cases,  you can buy Fund shares  with a  minimum  initial  investment  of  $1,000  and make  additional investments  at any time  with as little as $50.  There are  reduced  minimums available under the following special investment plans:
   By using an Asset  Builder Plan or Automatic  Exchange Plan (details are in the Statement of Additional Information),  or government allotment plan,
      you  can  make   subsequent   investments   (after  making  the  initial
      investment  of $500)  for as  little  as $50.  For any  type of  account established  under one of these plans  prior to  November  1, 2002,  the minimum additional investment will remain $25.
o     The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends  from  the  Fund or  other  Oppenheimer  funds (a list of them appears in the Statement of Additional Information,  or you can ask your dealer or call the Transfer Agent),  or reinvesting  distributions  from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their  offering price which is the net asset value per share plus any initial  sales charge that  applies.
The  offering  price that  applies  to a  purchase  order is based on the next calculation  of the  net  asset  value  per  share  that  is  made  after  the
Distributor  receives the purchase order at its offices in Colorado,  or after any agent appointed by the Distributor receives the order.

Net Asset  Value.  The Fund  calculates  the net asset  value of each class of shares as of the close of The New York Stock Exchange ("the  Exchange"), on each  day the  Exchange  is open  for  trading  (referred  to in this
      Prospectus as a "regular  business day").  The Exchange  normally closes at 4:00 P.M.,  Eastern  time,  but may close  earlier on some days.  All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is  determined  by  dividing  the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are  outstanding.  To determine net asset value,  the
      Fund's Board of Trustees has established  procedures to value the Fund's securities,  in general,  based on market  value.  The Board has adopted special  procedures for valuing  illiquid and restricted  securities and obligations for which market values cannot be readily obtained.

      If, after the close of the principal  market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  securities  are priced that day, an event occurs that the Manager  deems likely to cause a material  change in the value of such  security,  the Fund's  Board of
      Trustees has authorized the Manager,  subject to the Board's review,  to ascertain a fair value for such  security.  A security's  valuation  may differ depending on the method used for determining value.

The Offering  Price.  To receive the offering price for a particular  day, the
      Distributor or its designated  agent must receive your order by the time the  Exchange  closes  that day. If your order is received on a day when the  Exchange is closed or after it has closed,  the order will  receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer,  your dealer must receive the order by the close of the  Exchange  and  transmit it to the
      Distributor  so that it is received  before the  Distributor's  close of business on a regular  business day (normally 5:00 P.M.) to receive that
      day's  offering   price,   unless  your  dealer  has  made   alternative
      arrangements  with the  Distributor.  Otherwise,  the order will receive the next offering price that is determined.

------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The Fund offers  investors  three different  classes  of  shares.  The  different  classes  of shares  represent investments in the same  portfolio of securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy  shares,  be sure to specify  the class of shares.  If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares.  If you buy Class A shares,  you pay an initial  sales  charge
      (on investments up to $1 million).  The amount of that sales charge will vary  depending  on the amount you invest.  The sales  charge  rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B  Shares.  If you buy Class B  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you  sell  your  shares  within  6 years  of  buying  them,  you will normally  pay  a  contingent  deferred  sales  charge.  That  contingent deferred sales charge varies  depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C  Shares.  If you buy Class C  shares,  you pay no sales  charge at the time of purchase,  but you will pay an annual  asset-based sales charge.
      If you sell your  shares  within 12  months  of  buying  them,  you will normally pay a contingent  deferred  sales charge of 1.0%,  as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES  SHOULD YOU CHOOSE?  Once you decide that the Fund is an appropriate  investment  for you,  the decision as to which class of shares is best  suited to your  needs  depends  on a number of  factors  that you should discuss  with your  financial  advisor.  Some factors to consider are how much you plan to  invest  and how long you plan to hold  your  investment.  If your goals and  objectives  change  over time and you plan to  purchase  additional shares,  you should  re-evaluate  those factors to see if you should  consider another class of shares.  The Fund's  operating costs that apply to a class of shares  and the  effect  of the  different  types  of  sales  charges  on your investment will vary your investment results over time.

      The  discussion  below is not  intended  to be  investment  advice  or a
recommendation,   because  each  investor's   financial   considerations   are
different.  The discussion below assumes that you will purchase only one class of shares and not a  combination  of shares of different  classes.  Of course, these  examples are based on  approximations  of the effects of current  sales charges  and  expenses  projected  over  time,  and do not  detail  all of the considerations  in  selecting  a class of  shares.  You  should  analyze  your options carefully with your financial advisor before making that choice.
How Long Do You Expect to Hold Your  Investment?  While future financial needs cannot be predicted with certainty,  knowing how long you expect to hold your investment  will assist you in selecting the  appropriate  class of shares. Because of the effect of class-based expenses,  your choice will also  depend on how much you plan to invest.  For  example,  the reduced sales  charges  available  for larger  purchases  of Class A shares may, over time,  offset the effect of paying an initial  sales charge on your investment,  compared  to the  effect  over time of  higher  class-based expenses on shares of Class B or Class C.

   o  Investing  for  the  Shorter  Term.  While  the  Fund is  meant  to be a long-term  investment,  if you have a relatively  short-term  investment horizon  (that is,  you plan to hold your  shares  for not more than six years),  you  should  most  likely  invest  in Class A or Class C shares rather  than Class B shares.  That is because of the effect of the Class
      B contingent  deferred  sales charge if you redeem within six years,  as well as the  effect  of the  Class B  asset-based  sales  charge  on the investment  return  for  that  class in the  short-term.  Class C shares might be the  appropriate  choice  (especially  for  investments of less than  $100,000),  because  there is no initial  sales  charge on Class C shares,  and the  contingent  deferred  sales  charge  does not apply to amounts you sell after holding them one year.

      However,  if you plan to invest more than $100,000 for the shorter term, then as your  investment  horizon  increases  toward six years,  Class C shares might not be as advantageous  as Class A shares.  That is because the  annual  asset-based  sales  charge  on Class C shares  will  have a greater  impact on your  account  over the longer  term than the reduced front-end  sales  charge  available  for  larger  purchases  of  Class A shares.

      And for investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

            Investing  for the Longer  Term.  If you are  investing  less than
      $100,000 for the  longer-term,  for example for  retirement,  and do not expect to need  access to your  money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may not be  available  to  Class B and  Class C  shareholders.
      Other  features  may not be  advisable  (because  of the  effect  of the contingent  deferred sales charge) for Class B and Class C shareholders.
      Therefore,  you  should  carefully  review  how  you  plan  to use  your investment account before deciding which class of shares to buy.

      Additionally,  the dividends payable to Class B and Class C shareholders will be reduced by the  additional  expenses borne by those classes that are not  borne  by  Class A  shares,  such  as the  Class B and  Class C asset-based  sales  charge  described  below  and  in the  Statement  of
      Additional  Information.  Share certificates are only available on Class
      A shares,  and if you are  considering  using your shares as  collateral for a loan, that may be a factor to consider.  Also, checkwriting is not available on accounts subject to a contingent deferred sales charge.

How Do Share Classes Affect Payments to Your Broker?  A financial  advisor may receive different  compensation for selling one class of shares than for selling  another  class.  It is important  to remember  that Class B and
      Class C contingent  deferred sales charges and asset-based sales charges have the same purpose as the front-end  sales charge on sales of Class A shares:  to compensate the  Distributor  for concessions and expenses it pays to dealers  and  financial  institutions  for selling  shares.  The
      Distributor  may pay additional  compensation  from its own resources to securities  dealers or  financial  institutions  based upon the value of shares of the Fund owned by the dealer or financial  institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS.  Appendix C to the Statement of
Additional  Information details the conditions for the waiver of sales charges that apply in certain  cases and the special  sales charge rates that apply to purchases of shares of the Fund by certain  groups,  or in other special types of  transactions.  To receive a waiver or special sales charge rate,  you must advise the  Distributor  when  purchasing  shares or the  Transfer  Agent when redeeming shares that a special condition applies.

HOW CAN YOU BUY  CLASS A  SHARES?  Class A shares  are sold at their  offering price,  which is  normally  net asset  value  plus an  initial  sales  charge.
However,  in some  cases,  described  below,  purchases  are not subject to an initial sales charge,  and the offering price will be the net asset value.  In other cases, reduced sales charges may be available,  as described below or in the Statement of  Additional  Information.  Out of the amount you invest,  the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as concession.  The  Distributor  reserves the right to reallow the  entire  concession  to  dealers.  The  current  sales  charge  rates  and concessions paid to dealers and brokers are as follows:

                          --------------------------------------------------

  Amount of Purchase    Front-End Sales  Front-End Sales    Concession As
                        Charge As a      Charge As a
                        Percentage of    Percentage of Net  Percentage of
                        Offering Price   Amount Invested    Offering Price

                          --------------------------------------------------
 ---------------------------------------------------------------------------
 Less than $50,000             4.75%             4.98%           4.00%
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $50,000 or more but           4.50%             4.71%           4.00%
 less than $100,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $100,000 or more but          3.50%             3.63%           3.00%
 less than $250,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%           2.25%
 less than $500,000
 ---------------------------------------------------------------------------
 ---------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%           1.80%
 less than $1 million
 ---------------------------------------------------------------------------

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right of
      Accumulation"  or a Letter of Intent,  as  described  in "Reduced  Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge.  There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer  funds aggregating $1 million or more. The  Distributor  pays dealers of record concessions  in an amount  equal to 0.50% of  purchases of $1 million or more (other than purchases by retirement plans,  which are not permitted in the Fund).  That  concession  will not be paid on purchases of shares by exchange or that were previously  subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares  within an 18 month  "holding  period"
      measured from the beginning of the calendar month of their  purchase,  a contingent  deferred  sales  charge  (called  the  "Class  A  contingent deferred sales  charge") may be deducted from the  redemption  proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the  aggregate  net asset  value of the  redeemed  shares at the time of redemption  (excluding  shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The  Class A  contingent  deferred  sales  charge  will not  exceed  the aggregate  amount of the concessions the Distributor paid to your dealer on all  purchases  of Class A shares of all  Oppenheimer  funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.
      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

                                     -------------------------------------------

 Years Since Beginning of Month in      Contingent Deferred Sales Charge on
                                        Redemptions in That Year (As % of
 Which Purchase Order was Accepted      Amount Subject to Charge)

                                     -------------------------------------------
--------------------------------------------------------------------------------
0 - 1                                5.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
1 - 2                                4.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
2 - 3                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
3 - 4                                3.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
4 - 5                                2.0%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
5 - 6                                1.0%
--------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 More than 6                            None

 -------------------------------------------------------------------------------

In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is  imposed.  When any Class B shares that you hold  convert,  any other
      Class  B  shares  that  were  acquired  by  reinvesting   dividends  and
      distributions  on the  converted  shares  will also  convert  to Class A shares.  For further  information on the conversion  feature and its tax implications,  see "Class B  Conversion"  in the Statement of Additional
      Information.

How Can you Buy Class C  Shares?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service  Plan for Class A  Shares.  The Fund has  adopted  a Service  Plan for
      Class A shares.  It  reimburses  the  Distributor  for a portion  of its costs  incurred  for  services  provided to  accounts  that hold Class A shares.  Reimbursement  is made  quarterly  at an  annual  rate of up to
      0.25% of the  average  annual  net assets of Class A shares of the Fund.
      The  Distributor  currently  uses  all of  those  fees  to pay  dealers, brokers,  banks and other financial institutions quarterly for providing personal  service and  maintenance  of accounts of their  customers that hold Class A shares.

Distribution  and Service  Plans for Class B and Class C Shares.  The Fund has
      adopted  Distribution  and Service  Plans for Class B and Class C shares to pay the Distributor for its services and costs in distributing  Class
      B and Class C shares and servicing  accounts.  Under the plans, the Fund pays the  Distributor  an annual  asset-based  sales charge of 0.75% per year on  Class B shares  and on Class C  shares.  The  Distributor  also receives a service fee of up to 0.25% per year under each plan.

      The  asset-based  sales  charge and service  fees  increase  Class B and
      Class C expenses  by 1.00% of the net assets per year of the  respective class.  Because  these  fees  are paid out of the  Fund's  assets  on an ongoing  basis,  over time  these  fees will  increase  the cost of your investment and may cost you more than other types of sales charges.

      The  Distributor  uses  the  service  fees  to  compensate  dealers  for providing  personal  services for accounts  that hold Class B or Class C shares. The Distributor  normally pays the 0.25% service fees to dealers in advance  for the first year after the shares are sold by the  dealer.
      After the shares  have been held for a year,  the  Distributor  pays the service fees to dealers on a quarterly basis.

      The  Distributor  currently  pays a sales  concession  of  3.75%  of the purchase  price of Class B shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  B  shares  is  therefore  4.00%  of  the  purchase   price.   The
      Distributor  normally retains the Class B asset-based sales charge.  See the Statement of Additional Information for exceptions.

      The  Distributor  currently  pays a sales  concession  of  0.75%  of the purchase  price of Class C shares to dealers  from its own  resources at the time of sale.  Including  the advance of the service  fee, the total amount  paid by the  Distributor  to the  dealer  at the time of sale of
      Class  C  shares  is  therefore  1.00%  of  the  purchase   price.   The
      Distributor pays the asset-based  sales charge as an ongoing  concession to the dealer on Class C shares  that have been  outstanding  for a year or more. The Distributor  normally retains the Class C asset-based sales charge  during the first year after  Class C shares are  purchased.  See the Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK.  You can use our  AccountLink  feature to link your Fund  account with an account at a U.S. bank or other financial  institution.  It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds  electronically to purchase shares by telephone  (through a service  representative or by PhoneLink) or automatically  under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption  proceeds or transmit  dividends and  distributions  directly  to your  bank  account.  Please  call  the
      Transfer Agent for more information.
      You may purchase  shares by  telephone  only after your account has been established.  To purchase shares in amounts up to $250,000 through a telephone representative,  call the Distributor at 1.800.225.5677.  The purchase payment will be debited from your bank account.

      AccountLink  privileges  should be requested on your Application or your dealer's  settlement  instructions  if you buy your  shares  through a dealer.
After your account is established,  you can request AccountLink  privileges by sending  signature-guaranteed  instructions  and proper  documentation  to the
Transfer Agent.  AccountLink  privileges will apply to each shareholder listed in the  registration on your account as well as to your dealer  representative of record unless and until the Transfer  Agent receives  written  instructions terminating or changing those privileges.  After you establish AccountLink for your  account,  any  change  of  bank  account  information  must  be  made by
signature-guaranteed   instructions  to  the  Transfer  Agent  signed  by  all
shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds  automated telephone system that
enables   shareholders   to   perform   a  number  of   account   transactions
automatically   using  a   touch-tone   phone.   PhoneLink   may  be  used  on
already-established  Fund accounts after you obtain a Personal  Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing  Shares.  You may  purchase  shares in  amounts up to  $100,000  by phone, by calling 1.800.225.5677.  You must have established AccountLink privileges  to link  your  bank  account  with the Fund to pay for these purchases.
Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone  automatically  by calling the  PhoneLink  number and the Fund will send the  proceeds  directly to your  AccountLink  bank  account.  Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION  REQUESTS BY FAX? You may send requests for certain types of  account  transactions  to the  Transfer  Agent by fax  (telecopier).
Please call  1.800.225.5677  for information  about which  transactions may be handled  this way.  Transaction  requests  submitted by fax are subject to the same rules and  restrictions  as written and telephone  requests  described in this Prospectus.

OPPENHEIMERFUNDS  INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds  Internet website, at
www.oppenheimerfunds.com.  Additionally,  shareholders  listed in the  account
------------------------
registration   (and  the  dealer  of  record)  may  request   certain  account
transactions  through a special  section of that website.  To perform  account transactions  or obtain account  information  online,  you must first obtain a user I.D. and password on that  website.  If you do not want to have  Internet account  transaction  capability  for your  account,  please call the Transfer
Agent at  1.800.225.5677.  At times,  the website may be  inaccessible  or its transaction features may be unavailable.

AUTOMATIC  WITHDRAWAL  AND  EXCHANGE  PLANS.  The Fund has several  plans that
enable  you  to  sell  shares   automatically  or  exchange  them  to  another
OppenheimerFunds  account on a regular  basis.  Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT  PRIVILEGE.  If you redeem some or all of your Class A or Class B shares of the Fund,  you have up to six months to reinvest  all or part of the redemption  proceeds in Class A shares of the Fund or other  Oppenheimer funds without paying a sales charge.  This privilege  applies only to Class A shares that you purchased  subject to an initial sales charge and to Class A or Class
B shares  on which  you  paid a  contingent  deferred  sales  charge  when you redeemed them.  This  privilege does not apply to Class C shares.  You must be sure to ask the Distributor for this privilege when you send your payment.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular  business day.
Your  shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form  (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer Agent.  The Fund lets you sell your  shares by writing a letter,  by wire,  by using the Fund's checkwriting  privilege,  or by  telephone.  You  can  also  set up  Automatic
Withdrawal  Plans to redeem shares on a regular  basis.  If you have questions about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner,  please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check
   o  The redemption  check is not payable to all  shareholders  listed on the account statement
   o  The  redemption  check  is not sent to the  address  of  record  on your account statement
   o  Shares are being  transferred  to a Fund account with a different  owner or name

   o  Shares are being  redeemed by someone  (such as an Executor)  other than the owners.

Where Can You Have Your Signature  Guaranteed?  The Transfer Agent will accept a guarantee of your  signature  by a number of  financial  institutions, including:

   a U.S. bank, trust company, credit union or savings association, a foreign bank that has a U.S. correspondent bank,
   a U.S. registered dealer or broker in securities,  municipal  securities or government securities, or

   a U.S. national securities  exchange, a registered  securities  association or a clearing agency.
      If you are  signing  on behalf of a  corporation,  partnership  or other business or as a fiduciary, you must also include your title in the signature.

Sending Redemption  Proceeds by Wire. While the Fund normally sends your money by check,  you can arrange to have the  proceeds of shares you sell sent by Federal  Funds wire to a bank  account  you  designate.  It must be a commercial  bank that is a member of the Federal  Reserve  wire  system.
      The minimum  redemption you can have sent by wire is $2,500.  There is a
      $10 fee for  each  request.  To find out how to set up this  feature  on your  account  or  to  arrange  a  wire,  call  the  Transfer  Agent  at
      1.800.225.5677.

Checkwriting.  To  write  checks  against  your  Fund  account,  request  that privilege  on your  account  application,  or contact the  Transfer  Agent for signature  cards.  They must be signed  (with a  signature  guarantee)  by all owners of the account and  returned to the  Transfer  Agent so that checks can be sent to you to use.  Shareholders  with joint accounts can elect in writing to have checks paid over the signature of one owner. If you previously  signed a  signature  card to  establish  checkwriting  in another  Oppenheimer  fund, simply  call  1.800.225.5677  to request  checkwriting  for an account in this
Fund with the same registration as the other account.

o     Checks can be written to the order of whomever you wish,  but may not be cashed  at the  bank  the  checks  are  payable  through  or the  Fund's custodian bank.
o     Checkwriting  privileges  are not available for accounts  holding shares that are subject to a contingent deferred sales charge.
o     Checks  must be written  for at least  $500.  Checks  written  below the stated  amount on the check will not be accepted.  However,  if you have existing  checks  indicating a $100 minimum,  you may still use them for amounts of $100 or more.
o     Checks  cannot be paid if they are  written  for more than your  account value.  Remember,  your  shares  fluctuate  in value and you  should not write a check close to the total account value.
o     You may not write a check that would  require the Fund to redeem  shares that were  purchased by check or Asset Builder Plan payments  within the prior 10 days.
o     Don't use your checks if you changed  your Fund  account  number,  until you receive new checks.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The  signatures  of all  registered  owners  exactly  as the  account is registered, and
   o  Any special  documents  requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO you SELL SHARES BY  TELEPHONE?  You and your dealer  representative  of record  may also sell your  shares by  telephone.  To receive  the  redemption price  calculated  on a particular  regular  business  day,  your call must be received by the Transfer  Agent by the close of the Exchange  that day,  which is  normally  4:00 P.M.,  but may be earlier on some days.  You may not redeem shares under a share certificate by telephone.
   o  To redeem shares through a service  representative  or  automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever  method you use,  you may have a check sent to the  address on the account  statement,  or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink  or by Wire.  There are no dollar
      limits  on  telephone   redemption  proceeds  sent  to  a  bank  account
      designated when you establish AccountLink.  Normally the ACH transfer to your bank is initiated on the business day after the redemption.  You do not receive  dividends on the proceeds of the shares you redeemed  while they are waiting to be transferred.

      If you have  requested  Federal Funds wire  privileges for your account, the wire of the redemption  proceeds will normally be transmitted on the next bank  business  day  after  the  shares  are  redeemed.  There is a possibility  that the wire may be delayed up to seven days to enable the
      Fund to sell  securities to pay the  redemption  proceeds.  No dividends are accrued or paid on the  proceeds  of shares that have been  redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  your  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW  CONTINGENT  DEFERRED SALES CHARGES  AFFECT  REDEMPTIONS.  If you purchase shares  subject to a Class A,  Class B or Class C  contingent  deferred  sales charge and redeem any of those shares  during the  applicable  holding  period for the  class  of  shares,  the  contingent  deferred  sales  charge  will be deducted from the  redemption  proceeds  (unless you are eligible for a waiver of that  sales  charge  based on the  categories  listed in  Appendix C to the
Statement of Additional  Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
   the amount of your account value represented by an increase in net asset value overo  the initial purchase price,
   shares  purchased  by  the  reinvestment  of  dividends  or  capital  gains distributions, or
   shares  redeemed in the special  circumstances  described  in Appendix C to the Statement of Additional Information
To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares   acquired  by   reinvestment  of  dividends  and  capital  gains
      distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.
      Contingent  deferred  sales  charges are not charged  when you  exchange shares of the Fund for  shares of other  Oppenheimer  funds.  However,  if you exchange them within the applicable  contingent  deferred sales charge holding period,  the  holding  period  will carry  over to the fund  whose  shares you acquire.  Similarly,  if you acquire shares of this Fund by exchanging  shares of another  Oppenheimer  fund that are still subject to a contingent  deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged  for shares of certain  Oppenheimer  funds at net asset value per share at the time of exchange,  without  sales  charge.
Shares  of  the  Fund  can  be  purchased  by  exchange  of  shares  of  other
Oppenheimer  funds  on the same  basis.  To  exchange  shares,  you must  meet several conditions:
   o  Shares of the fund  selected for exchange  must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish  your account for at least  seven days  before you can  exchange  them.  After the account is open seven days, you can exchange shares every regular business day.
   o  You must  meet the  minimum  purchase  requirements  for the fund  whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares  of a  particular  class of the Fund  may be  exchanged  only for shares of the same class in the other Oppenheimer funds. For example,  you can exchange  Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions.  For tax purposes,  exchanges  of shares  involve a sale of the  shares of the fund you own and a  purchase  of the  shares of the other  fund,  which may result in a capital  gain  or  loss.  Please  refer  to "How to  Exchange  Shares"  in the
Statement of Additional Information for more details.

      You  can  find a list  of  Oppenheimer  funds  currently  available  for exchanges in the Statement of Additional  Information or obtain one by calling a service representative at 1.800.225.5677.  That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS?  Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone  Exchange  Requests.  Telephone exchange requests may be made either by calling a service  representative or by using PhoneLink for automated exchanges by calling  1.800.225.5677.  Telephone  exchanges  may be made only  between  accounts  that are  registered  with the same name(s) and address.  Shares  held  under  certificates  may  not  be  exchanged  by telephone.

ARE THERE  LIMITATIONS ON EXCHANGES?  There are certain exchange  policies you should be aware of:

   Shares are redeemed from one fund and purchased  from the other fund in the exchange  transaction  on the same  regular  business  day on which  the
      Transfer  Agent  receives  an  exchange  request  that  conforms  to the policies  described  above.  It must be  received  by the  close  of the
      Exchange  that day,  which is normally  4:00 P.M.  but may be earlier on some days.
   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market o   timer.  All  accounts  under  common
      ownership  or  control  within  the  Oppenheimer  funds  complex  may be counted together for purposes of determining  market timing with respect to any exchange involving this Fund.
   o  The Fund may amend,  suspend or terminate the exchange  privilege at any time.  The Fund may  refuse  any  exchange  order and is  currently  not obligated to provide notice before rejecting an exchange order.

   o  If the  Transfer  Agent  cannot  exchange  all the  shares  you  request because of a  restriction  cited  above,  only the shares  eligible  for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying,  selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual fee is assessed on any account  valued at less than $500. The fee is automatically  deducted from accounts annually on or about the second to last  business day of  September.  See the  Statement  of  Additional
      Information,  or existing  shareholders  may visit the  OppenheimerFunds website,  to learn how you can avoid this fee and for circumstances when this fee will not be assessed.

The  offering  of  shares  may be  suspended  during  any  period in which the determination  of net asset value is suspended,  and the offering may be suspended by the Board of Trustees at any time the Board  believes it is in the Fund's best interest to do so.
Telephone transaction  privileges for purchases,  redemptions or exchanges may be modified,  suspended or terminated by the Fund at any time.  The Fund will provide you notice  whenever it is required to do so by  applicable law.  If an account has more than one owner,  the Fund and the  Transfer
      Agent  may  rely  on  the  instructions  of  any  one  owner.  Telephone
      privileges   apply  to  each  owner  of  the   account  and  the  dealer
      representative  of record  for the  account  unless the  Transfer  Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone  calls to verify data  concerning transactions  and has adopted other procedures to confirm that telephone
      instructions   are  genuine,   by  requiring   callers  to  provide  tax
      identification  numbers and other account data or by using PINs,  and by confirming  such  transactions  in writing.  The Transfer  Agent and the
      Fund will not be liable for losses or expenses  arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer  requests will not be honored until the Transfer  Agent receives all required  documents in proper form.  From time to time, the
      Transfer Agent in its  discretion may waive certain of the  requirements for redemptions stated in this Prospectus.
Dealers that perform account  transactions  for their clients by participating in NETWORKING through the National Securities  Clearing  Corporation are responsible  for obtaining  their  clients'  permission to perform those transactions,  and are responsible to their clients who are shareholders of the  Fund if the  dealer  performs  any  transaction  erroneously  or improperly.
The  redemption  price for shares  will vary from day to day because the value of the  securities in the Fund's  portfolio  fluctuates.  The redemption price,  which is the net asset value per share, will normally differ for each class of shares.  The  redemption  value of your shares may be more or less than their original cost.

Payment for redeemed  shares  ordinarily  is made in cash.  It is forwarded by check,  or through  AccountLink  or by Federal Funds wire (as elected by the  shareholder)  within seven days after the Transfer  Agent  receives
      redemption   instructions  in  proper  form.   However,   under  unusual
      circumstances  determined  by the  Securities  and Exchange  Commission, payment may be delayed or  suspended.  For  accounts  registered  in the name of a  broker-dealer,  payment  will  normally be  forwarded  within three business days after redemption.

The Transfer  Agent may delay  processing  any type of  redemption  payment as described under "How to Sell Shares" for recently  purchased shares, but only until the purchase  payment has cleared.  That delay may be as much as 10 days from the date the shares  were  purchased.  That delay may be avoided  if you  purchase  shares by  Federal  Funds  wire or  certified check,  or  arrange  with  your bank to  provide  telephone  or  written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $200 for  reasons  other than the fact that the market value of shares has dropped. In some cases,  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's  portfolio.  If the Fund redeems your shares in kind, you may bear  transaction  costs and will bear  market  risks until such time as such securities are converted into cash.
Federal  regulations  may require  the Fund to obtain your name,  your date of birth  (for a  natural  person),  your  residential  street  address  or principal  place of business and your Social Security  Number,  Employer
      Identification  Number or other government  issued  identification  when you open an account.  Additional  information may be required in certain circumstances  or to open corporate  accounts.  The Fund or the Transfer
      Agent may use this  information to attempt to verify your identity.  The
      Fund  may  not  be  able  to  establish  an  account  if  the  necessary information  is not received.  The Fund may also place limits on account transactions  while it is in the  process of  attempting  to verify your identity.  Additionally,  if the Fund is unable to verify your  identity after your  account is  established,  the Fund may be required to redeem your shares and close your account.

"Backup  withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.
To avoid sending  duplicate  copies of materials to households,  the Fund will mail only one copy of each  prospectus,  annual and  semi-annual  report and annual notice of the Fund's  privacy policy to  shareholders  having the same last name and address on the Fund's records.  The consolidation of these  mailings,  called  householding,  benefits  the  Fund  through reduced mailing expense.

      If you want to receive multiple copies of these materials,  you may call the Transfer Agent at  1.800.225.5677.  You may also notify the Transfer
      Agent  in  writing.  Individual  copies  of  prospectuses,  reports  and privacy  notices  will be  sent to you  commencing  30  days  after  the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares from net tax-exempt  income and/or net taxable  investment  income each regular  business day and to pay those dividends to shareholders  monthly on a date selected by the Board of Trustees.  Daily  dividends will not be declared or paid on  newly-purchased  shares until  Federal  Funds are available to the
Fund from the purchase payment for such shares.

       The Fund  attempts  to pay  dividends  on Class A shares at a  constant level.  There  is no  assurance  that it will be able to do so.  The  Board of
Trustees may change the targeted  dividend  level at any time,  without  prior notice to  shareholders.  Additionally,  the amount of those dividends and any other  distributions  paid on Class B and Class C shares  may vary over  time, depending on market conditions,  the composition of the Fund's portfolio,  and expenses  borne  by the  particular  class  of  shares.  Dividends  and  other distributions  paid on Class A shares will  generally be higher than for Class
B and Class C  shares,  which  normally  have  higher  expenses  than  Class A shares.  The Fund cannot  guarantee  that it will pay any  dividends  or other distributions.

Capital Gains.  Although the Fund does not seek capital gains,  it may realize capital  gains on the sale of portfolio  securities.  If it does,  it may make distributions  out of  any  net  short-term  or  long-term  capital  gains  in
December  of each  year.  The  Fund  may make  supplemental  distributions  of dividends  and capital gains  following the end of its fiscal year.  There can be no assurance  that the Fund will pay any capital gains  distributions  in a particular year. Long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.
WHAT  CHOICES  DO YOU HAVE FOR  RECEIVING  DISTRIBUTIONS?  When you open  your account,  specify on your  application  how you want to receive your dividends and distributions. You have four options:

Reinvest  All  Distributions  in the  Fund.  You can  elect  to  reinvest  all dividends and capital gains  distributions  in additional  shares of the
      Fund.
Reinvest   Dividends  or  Capital  Gains.  You  can  elect  to  reinvest  some distributions (dividends,  short-term capital gains or long-term capital gains  distributions)  in the Fund while  receiving  the other  types of distributions  by check or having them sent to your bank account through
      AccountLink.
Receive All  Distributions  in Cash.  You can elect to receive a check for all dividends  and  capital  gains  distributions  or have them sent to your bank through AccountLink.
Reinvest  Your  Distributions  in Another  OppenheimerFunds  Account.  You can
      reinvest  all  distributions  in the same  class of  shares  of  another
      OppenheimerFunds account you have established.

Taxes.  Dividends  paid  from  net  investment  income  earned  by the Fund on municipal  securities  will be excludable from gross income for federal income tax purposes.

      Dividends  and capital  gains  distributions  may be subject to federal, state or local taxes. Any short-term  capital gain  distributions  are taxable to you as ordinary  income.  Any  long-term  capital  gain  distributions  are taxable to you as long-term  capital gains,  no matter how long you have owned shares  in the  Fund.  The  Fund  may  derive  gains  in part  from  municipal obligations the Fund purchased  below their principal or face values.  All, or a portion of these gains may be taxable to you as ordinary  income rather than capital gains.  Whether you reinvest your  distributions in additional  shares or take them in cash, the tax treatment is the same.

      Exempt-interest  dividends earned by residents of New York should not be subject to federal,  state,  or local income taxes.  The portion of the Fund's
dividends  that  are   attributable   to  income  earned  on  other  municipal
obligations  (not New York municipal  securities)  will normally be subject to
New York State and City personal  income tax or subject to federal,  state and local income tax (if they are  attributable  to income  earned or  obligations that are not municipal securities).

     Every  year the Fund will send you and the IRS a  statement  showing  the amount of any taxable  distribution  you  received in the previous  year.  The
Fund  will  also  send  you  a  separate   statement   summarizing  the  total
distributions paid by the Fund.

Remember, There May be Taxes on Transactions.  Because the Fund's share prices fluctuate,  you  may  have a  capital  gain  or loss  when  you  sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund may be considered a non-taxable  return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders

      This  information is only a summary of certain  federal and state income tax  information  about  your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your  particular  tax situation.

Financial Highlights

The Financial  Highlights Table is presented to help you understand the Fund's financial  performance  for the past five fiscal  years.  Certain  information reflects  financial  results for a single Fund share. The total returns in the table  represent  the rate that an investor  would have earned (or lost) on an
investment  in  the  Fund   (assuming   reinvestment   of  all  dividends  and
distributions).  This  information  has been  audited by KPMG llp,  the Fund's
independent   auditors,   whose  report,   along  with  the  Fund's  financial
statements,  is included in the Statement of Additional Information,  which is available on request.

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

FINANCIAL HIGHLIGHTS

 Class A    Year Ended September 30                        2003
2002        2001       2000       1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                   $ 12.75    $
12.67     $ 12.15    $ 12.24    $ 13.17
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .71
..68         .67        .64        .64
 Net realized and unrealized gain (loss)                   (.44)
..06         .50       (.09)      (.94)

-----------------------------------------------------------
 Total from investment operations                           .27
..74        1.17        .55       (.30)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.71)
(.66)       (.65)      (.64)      (.63)
 Distributions from net realized gain                        --
--          --         -- 1       --

-----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.71)
(.66)       (.65)      (.64)      (.63)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                          $12.31
$12.75      $12.67     $12.15     $12.24

===========================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                        2.07%
6.11%       9.77%      4.78%     (2.36)%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $533,563   $536,126
$530,464   $509,288   $575,254
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $531,977   $525,519
$526,333   $529,839   $603,604
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                     5.57%
5.44%       5.30%      5.45%      5.04%
 Total expenses                                            0.93% 4,5  0.89%
4     0.84% 4    0.89% 4    0.88% 4
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     63%
73%         10%        26%        18%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

 Class B      Year Ended September 30                         2003
2002       2001       2000     1999
-----------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                      $ 12.75    $
12.68    $ 12.16    $ 12.25  $ 13.18
-----------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .60
..58        .56        .53      .54
 Net realized and unrealized gain (loss)                      (.42)
..06        .51       (.07)    (.94)

------------------------------------------------------
 Total from investment operations                              .18
..64       1.07        .46     (.40)
-----------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.61)
(.57)      (.55)      (.55)    (.53)
 Distributions from net realized gain                           --
--         --         -- 1     --

------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.61)
(.57)      (.55)      (.55)    (.53)
-----------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                             $12.32
$12.75     $12.68     $12.16   $12.25

======================================================

-----------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                           1.36%
5.22%      8.94%      3.98%   (3.11)%

-----------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                  $32,851
$40,896    $46,422    $49,671  $78,526
-----------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $36,000
$42,021    $48,115    $60,299  $98,597
-----------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        4.77%
4.67%      4.53%      4.68%    4.25%
 Total expenses                                               1.71% 4,5
1.66% 4    1.61% 4    1.67% 4  1.65% 4
-----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                        63%
73%        10%        26%      18%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

FINANCIAL HIGHLIGHTS  Continued

 Class C    Year Ended September 30                    2003
2002        2001         2000       1999
-------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period               $ 12.75       $ 12.68
$ 12.15      $ 12.24    $ 13.17
-------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .60
..57         .56          .56        .56
 Net realized and unrealized gain (loss)               (.42)
..07         .52         (.10)      (.96)

---------------------------------------------------------------
 Total from investment operations                       .18
..64        1.08          .46       (.40)
-------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.61)
(.57)       (.55)        (.55)      (.53)
 Distributions from net realized gain                    --
--          --           -- 1       --

---------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       (.61)
(.57)       (.55)        (.55)      (.53)
-------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $12.32
$12.75      $12.68       $12.15     $12.24

===============================================================

-------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                    1.35%
5.22%       9.03%        3.97%     (3.11)%

-------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $13,080
$10,603      $8,251       $5,954     $6,450
-------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $11,852       $
9,183      $6,979       $6,121     $6,622
-------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                 4.78%
4.66%       4.51%        4.68%      4.26%
 Total expenses                                        1.72% 4,5     1.66%
4     1.61% 4      1.66% 4    1.65% 4
-------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 63%
73%         10%          26%        18%

1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of management fees less than 0.01%.

INFORMATION AND SERVICES

For More Information on Oppenheimer AMT-Free New York Municipals

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

---------------------------------------------------------------------------------

By Telephone:                            Call OppenheimerFunds Services
                                         toll-free:
                                         1.800.CALL OPP (225.5677)

---------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         OppenheimerFunds Services
                                         P.O. Box 5270
                                         Denver, Colorado 80217-5270
------------------------------------------------------------------------------
---------------------------------------------------------------------------------

On the Internet:                         You can send us a request by e-mail or
                                         read or download documents on the
                                         OppenheimerFunds website:
                                         www.oppenheimerfunds.com
                                         ------------------------

---------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-4054
PR0360.001.1103
Printed on recycled paper

                        APPENDIX TO THE PROSPECTUS OF

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

      Graphic material included in the Prospectus of Oppenheimer AMT-Free New
York Municipals ("the Fund") "Annual Total Returns (Class A) (as of 12/31
each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each of the ten most recent calendar years, without deducting sales charges.  Set forth below are the relevant data points that will appear in the bar chart:

--------------------------------------------------------------------
      Calendar Year Ended:              Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/93                                       13.15%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                                       -8.79%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                                       17.62%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                                       4.13%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                                       9.16%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                                       5.83%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                                       -4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                                       11.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                                       4.46%
--------------------------------------------------------------------
--------------------------------------------------------------------

12/31/02                                       6.44%

--------------------------------------------------------------------

---------------------------------------------------------------------------------

Oppenheimer AMT-Free New York Municipals

---------------------------------------------------------------------------------

6803 S. Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated November 21, 2003

      This  Statement of Additional  Information  is not a Prospectus.  This document contains  additional  information  about the Fund and supplements  information in the
Prospectus   dated   November  21,  2003.   It  should  be  read  together  with  the
Prospectus,  which  may  be  obtained  by  writing  to  the  Fund's  Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado 80217 or by calling the Transfer  Agent at the  toll-free  number shown above or by  downloading  it from the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

Appendix C: OppenheimerFunds Special Sales Charge Arrangements and Waivers.C-1

A B O U T  T H E  F U N D

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus.  This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc.,
(the "Manager") can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. The Fund does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Fund may be affected by changes in general interest rates and other factors prior to their maturity.
Because the current value of debt securities varies inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.  Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Fund unless the Fund sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The Fund does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security. In that case, the Fund could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications. These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Fund may invest are described in the Prospectus under "About the Fund's Investments."
Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified longer term municipal securities as "municipal bonds." The principal classifications of long-term municipal bonds are "general obligation" and "revenue" (including "industrial development") bonds.
They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date.  To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.  Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Fund might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

         |_|      General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing, if any, power for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

         |_|      Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects.
Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         |_|      Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax.
They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

         |_|      Private Activity Municipal Securities.  The Tax Reform Act of
1986 (the "Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental
(private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The Fund invests only in those private activity bonds that are issued by non-profit corporations.  The interest from these private activity bonds are free from the alternative minimum tax.  The value of the Fund's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject.
The Fund will not hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Fund) would be subject to the federal alternative minimum tax on individuals and corporations.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i)
more than 10% of the bond proceeds are used for private business purposes and (ii)
10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Fund makes no independent investigation of the issuers of such bonds or their use of proceeds of the bonds.  If the Fund should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of less than one (1) year are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Fund can invest in are described below.

         |_|      Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

         |_|      Revenue Anticipation Notes.  These are notes issued in
expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

         |_|      Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

         |_|      Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax-Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of two hundred seventy (270) days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Fund's investments in municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid" securities.
Their purchase by the Fund would be limited as described below in "Illiquid
Securities." From time to time the Fund may invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Board of Trustees.

      Those guidelines require the Manager to evaluate:
      o  the frequency of trades and price quotations for such securities;
      o  the number of dealers or other potential buyers willing to purchase or sell such securities;
      o  the availability of market-makers; and
      o  the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain
"non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources.
That revenue might be diverted to the funding of other municipal service projects.
Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds.  Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Fund.  It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Fund.

      |X|   Ratings of Municipal Securities.  Ratings by ratings organizations such as Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services,
a division of the McGraw-Hill Company, Inc. ("S&P") and Fitch, Inc. ("Fitch")
represent the respective rating agency's opinions of the credit quality of the municipal securities they undertake to rate. However, their ratings are general opinions and are not guarantees of quality. Municipal securities that have the same maturity, coupon and rating may have different yields, while other municipal securities that have the same maturity and coupon but different ratings may have the same yield.

      Subsequent to its purchase by the Fund, a municipal security may cease to be rated or its rating may be reduced below the minimum required for purchase by the
Fund.  Neither event requires the Fund to sell the security, but the Manager will consider such events in determining whether the Fund should continue to hold the security.  To the extent that ratings given by Moody's, S&P, or Fitch change as a result of changes in those rating organizations or their rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the Fund's investment policies.

      The Fund may buy municipal securities that are "pre-refunded." The issuer's obligation to repay the principal value of the security is generally collateralized with U.S. government securities placed in an escrow account.  This causes the pre-refunded security to have essentially the same risks of default as a AAA-rated security.

      A list of the rating definitions of Moody's, S&P, and Fitch for municipal securities is contained in Appendix A to this Statement of Additional Information.
The Fund can purchase securities that are unrated by nationally recognized rating organizations. The Manager will make its own assessment of the credit quality of unrated issues the Fund buys. The Manager will use criteria similar to those used by the rating agencies, and assign a rating category to a security that is comparable to what the Manager believes a rating agency would assign to that security.  However, the Manager's rating does not constitute a guarantee of the quality of a particular issue.

         |_|      Special Risks of Lower-Grade Securities.  Lower grade securities may have a higher yield than securities rated in the higher rating categories. In addition to having a greater risk of default than higher-grade securities, there may be less of a market for these securities. As a result they may be harder to sell at an acceptable price. The additional risks mean that the Fund may not receive the anticipated level of income from these securities, and the Fund's net asset value may be affected by declines in the value of lower-grade securities.
However, because the added risk of lower quality securities might not be consistent with the Fund's policy of preservation of capital, the Fund limits its investments in lower quality securities.

      While securities rated "Baa" by Moody's or "BBB" by S&P are investment grade, they may be subject to special risks and have some speculative characteristics.

Special Investment Considerations - New York Municipal Securities.  As explained in the Prospectus, the Fund's investments are highly sensitive to the fiscal stability of New York State (referred to in this section as the "State") and its subdivisions, agencies, instrumentalities or authorities, including New York City
(the "City"), which issue the municipal securities in which the Fund invests.  The following information on risk factors in concentrating in New York municipal securities is only a summary, based on the State's Annual Information Statement dated May 30, 2003, and quarterly update thereto dated October 30, 2003 and on publicly-available official statements relating to offerings by issuers of New York municipal securities on or prior to June 17, 2003 with respect to offerings of New
York State, and on or prior to October 3, 2003 with respect to offerings by the
City.  No representation is made as to the accuracy of this information.

      During the mid-1970's the State, some of its agencies, instrumentalities and public benefit corporations (the "Authorities"), and certain of its municipalities faced serious financial difficulties. To address many of these financial problems, the State developed various programs, many of which were successful in reducing the financial crisis.  Any further financial problems experienced by these Authorities or municipalities could have a direct adverse effect on the New York municipal securities in which the Fund invests.

      |X| Factors Affecting Investments in New York State Securities.  On May 28,
2003, the New York State Division of Budget ("DOB") issued the 2003-2004 Enacted
Budget Financial Plan that reflected final action on the 2003-04 State Budget by the New York State Legislature (the "2003-04 Financial Plan" containing the
"2003-04 Enacted Budget").   On July 30, 2003, DOB issued the July Financial Plan
Update to the 2003-04 Financial Plan (the "July Update") and on October 28, 2003,
DOB issued its Mid-Year Update (the "Mid-Year Update").  The State reported that at mid-year, the State's 2003-04 Financial Plan remained solidly balanced based on the availability of one-time Federal aid that was authorized after the 2003-04 budget was enacted.  While these receipts helped to ensure balance in the current year, the State continues to face a significant financial gap in 2004-05.

      Revenue actions enacted by the Legislature over the Governor's objection continued to perform as the Executive had anticipated, with no appreciable receipt collections from several newly authorized sources.  Moreover, while the potential for improved performance from the financial services sector showed some promise, the level of revenue from tax law changes had not materialized to the extent anticipated by the Legislature at the time of their enactment.  At the same time, governmental spending on economically sensitive entitlement programs was running higher than expected as the State's economic recovery remained anemic.  Taken together, these factors represented a fiscal challenge for the 2004-05 fiscal year and beyond.  As of the Mid-Year Update, the imbalance between anticipated receipts and disbursements for the 2004-05 fiscal year remained at approximately $5 billion to $6 billion.

      The State reported that a number of steps have been taken to address the
State's fiscal situation.  Aggressive austerity measures that require all State agencies to carefully scrutinize discretionary expenditures were in place, and a strict hiring freeze has been maintained.  The Governor was also working with legislative leaders on statutory measures that could be enacted in fall 2003 to provide further savings this year and begin to address the 2004-05 gap.

      DOB projected that the State would end the 2003-04 fiscal year in balance after year-end reserve transactions.  These transactions, totaling $730 million, were comprised of $710 million in the permanent rainy day fund (the Tax
Stabilization Reserve Fund) and $20 million in the Contingency Reserve Fund.  An additional $75 million in resources, resulting primarily from minor timing revisions to the July Financial Plan projections, were treated as available for use in 2004-05.

      The Mid-Year Update reflected modest net increases in both receipts and spending of $30 million from the July Update.  The $30 million net increase in the revenue projections included modest upward revisions to tax receipts estimates.
Nonetheless, tax receipt projections for the 2003-04 fiscal year remained slightly below those contained in the 2003-04 Enacted Budget.  The $30 million net increase in spending reflected use of higher spending in welfare and Medicaid due to increasing caseloads, expenditure growth and utilization and growth in the Tuition
Assistance Program (TAP) due to higher enrollment.  These costs were partially offset by the timing of Federal aid that lowers health care costs and savings resulting from recently enacted "clean-up" legislation.  In addition, the report updated the status of certain risks to the 2003-04 Financial Plan projections, including possible reductions in anticipated Federal aid for the school supportive health services program.

      The State reported that since the 2003-04 Enacted Budget Financial Plan, projected General Fund receipts have been increased by $627 million.  This increase was attributable to the receipt of $645 million in one-time Federal revenue sharing payments and the expected flow of $170 million in additional sales tax receipts to the General Fund due to the delay in providing payments to New York City associated with the Local Government Assistance Corporation (LGAC)/Municipal Assistance
Corporation (MAC) transaction.  These increases were partially offset by a net reduction in the estimate for General Fund tax and miscellaneous receipts for
2003-04 of $53 million, additional costs for the School Tax Relief program of $35 million, an increased deposit into the Personal Income Tax Refund Reserve Account of $75 million and a decrease in other transfers of $25 million.

      General Fund spending was decreased by $285 million from the 2003-04 Enacted
Budget Financial Plan.  This decrease was primarily attributable to lower costs resulting from a 15-month increase in the Federal matching rate on Medicaid costs
($422 million), the delayed timing of spending for new legislative "member items"
($100 million), additional resources available to Medicaid ($46 million), lower debt service costs ($42 million) and savings from the cap on mentally disabled payments to counties ($20 million).  These reductions in spending were partially offset by: growth above budgeted levels for Medicaid ($200 million), welfare ($71 million) and TAP ($31 million); the delayed implementation of employee health insurance cost containment changes ($26 million); and a modest increase in State operations spending ($17 million).

      The combined benefit of the increased General Fund receipts and lower spending was used to balance the 2003-04 Enacted Budget and help lower the 2003-04 budget gap.  The 2003-04 budget gap of roughly $5 billion to $6 billion already reflects these revisions.

      New York is the third most populous state in the nation and has a relatively high level of personal wealth.  The State's economy is diverse, with a comparatively large share of the nation's financial activities, information, education and health services employment, and a very small share of the nation's farming and mining activity.  The State's location and its air transport facilities and natural harbors have made it an important link in international commerce.
Travel and tourism constitute an important part of the economy.  Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

      Relative to the nation, the State has a smaller share of manufacturing and construction and a larger share of service-related industries.  The State's financial activities sector share, as measured by wages, is particularly large relative to the nation.  The State has projected that it is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected by any economic downturn that is concentrated in the services sector.

      DOB's New York State Index of Coincident Economic Indicators showed that the
State economy began to emerge from recession in early 2003.  The collapse of dot-com equity prices, and the implosion of the high-tech sector that followed, sent the stock market tumbling and precipitated heavy job losses in the State's manufacturing, trade, and finance industries during the first eight months of
2001.  The destruction of the World Trade Center wrought catastrophe for the downstate economy, with the finance and travel and tourism industries being the hardest hit.  The December 2001 collapse of Enron, the corporate governance scandals that followed, and finally, the run-up to the war in Iraq, further delayed the recovery in equity prices, leading to further financial sector layoffs, as well as reductions in bonuses.  As a result of this barrage of negative events, the
State recession extended beyond that of the nation.

      Notwithstanding the upward revision to the national economic forecast, DOB's outlook for the New York economy was little changed from that presented in the July
Update.  With the State's labor market beginning to recover, DOB has revised its
2003 forecast for total State employment growth marginally upward from a decline of
0.4 percent to a decline of 0.1 percent, on an annual average basis.  Private sector job growth has similarly been revised up from a decline of 0.2 percent to a decline of 0.1 percent.  Expected employment growth for 2004 has also been revised upward from 0.6 percent to 0.8 percent.  Nevertheless, the estimate for the State's unemployment rate, which is often a lagging economic indicator, remained at 6.2 percent for both 2003 and 2004.

      The State reported that the recovery of the State's financial sector continues.  Recent months have seen an increase in merger and acquisition activity, as well as strong revenues from bond trading activity, although the latter were expected to weaken with the rise in long-term interest rates.  The improved outlook for the financial markets was expected to translate into higher bonus growth for the coming bonus season than was projected in July.  DOB's 2003 forecast for State wages and salaries was relatively unchanged from July, but was revised up for 2004 from 4.1 percent to 4.6 percent.  Growth in total State personal income, of which wages and salaries are the largest component, was revised up to 2.7 percent for
2003, due in large part to revised data for proprietors' income, and to 4.4 percent for 2004.

      The State reported that the volatility of the financial markets remains a significant source of risk to the New York forecast.  If the recent rise in equity prices and financial services activity fails to be sustained, industry profitability and associated compensation could be lower than anticipated.  In addition, weaker than expected growth for both the national and international economies would, in turn, weaken the State's recovery.  This would result in even slower employment and income growth than projected.  In contrast, stronger financial services sector growth or stronger national and international growth could result in a healthier economic recovery for the State than projected.

      The State reported that revised data for the second quarter of 2003, in conjunction with preliminary data for the third quarter, indicate a stronger national economy for 2003 than projected in the July Update.  U.S. real gross domestic product was expected to grow almost 6 percent during the third quarter, aided by the issuance of tax cut rebate checks and a long-awaited improvement in business spending.  Consequently, the DOB forecast for real growth in U.S. GDP for
2003 was revised up to 2.8 percent.  National economic growth was expected to accelerate to 3.8 percent in 2004.

      The improved outlook for the overall national economy had not yet translated into significant labor market growth.  High productivity growth, rising benefit costs, and the trend toward off-shore outsourcing in certain economic sectors delayed the resumption of hiring by businesses.  DOB reduced its estimate of nonagricultural employment growth for 2003 slightly from the 0.2 percent decline reported in July to a decline of 0.3 percent.  Moreover, expected growth for 2004 was reduced from 0.9 percent to 0.6 percent.  The weaker job market, along with slightly lower than expected consumer price inflation, was expected to result in slower wage and personal income growth than reported in the July Update.  Wage growth was revised down from 2.8 percent to 2.1 percent for 2003, partly due to a downward revision to the first quarter of 2003.  Overall personal income growth was revised down as well from 3.5 percent to 3.2 percent.  Income growth was expected to accelerate in 2004, but remains well below the historical average.

      The State reported that DOB's forecast is not without risk.  With significant labor market slack and the capacity utilization rate at its lowest level since the early 1980s recession, the business sector has been more reluctant to significantly increase investment spending than is typical at this stage of a recovery.  If this trend continues, it could result in even slower job growth than expected.  In turn, continued weakness in the labor market could depress consumption spending, further reducing the incentive for businesses to spend.  In contrast, if the Federal tax reduction, combined with historically low interest rates, has a greater impact on households than expected, or a weaker dollar produces higher export growth than the current forecast, national economic growth could be stronger than expected.

      The State's Financial Plan is necessarily based upon forecasts of national and State economic activity.  Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.  DOB expressed its belief that its current receipts and spending estimates related to the performance of the State and national economies are reasonable.  However, there can be no assurance that actual results will not differ materially and adversely from the current forecast.

      Labor contracts between the State and most State employee unions expired on
March 31, 2003 and collective bargaining negotiations were ongoing.  The Financial
Plan contained no reserves to finance potential new costs related to any new labor agreements.  DOB projected that every one percent increase in salaries for all
State employees would result in a General Fund Financial Plan cost of approximately
$80 million.

      DOB continued to forecast that the State's cash flow position will experience pressure in the first quarter of the 2004-05 fiscal year.  A number of administrative options are available to DOB to manage General Fund cash flow needs during any fiscal year.  The State is prohibited from issuing seasonal notes in the public credit markets to finance cash flow needs, unless the State satisfies certain restrictive conditions imposed under the LGAC statute and related bond covenants.

      On August 6, 2003, the LGAC board of directors, which is comprised of the
LGAC chairperson, the State Comptroller, and the Director of DOB, unanimously approved a resolution objecting to the annual payments of $170 million to the City of New York and the refinancing of MAC bonds.  The resolution directed LGAC to not participate in the New York City transaction, authorized the co-executive directors of LGAC to engage the services of litigation counsel, and declared that LGAC has no intention to pay such $170 million payments unless legal issues with the transaction (including but not limited to potential LGAC bond covenant violations)
are resolved either by litigation or action by the Legislature.

      The Federal government was still auditing Medicaid claims submitted since
1993 under the school supportive health services program.  These audits had not been finalized, and, as a result, the liability of the State and/or school districts for any disallowances that may result from these audits could not be determined.  Federal regulations include an appeals process that could postpone repayment of any disallowances.

      In addition, as of September 2003, nearly $300 million in Federal Medicaid payments related to school supportive health services were deferred by the Federal
Centers for Medicare and Medicaid Services.  Since the State has continued to reimburse school districts for these costs, these Federal deferrals, if not resolved, could result in a Medicaid cash shortfall, potentially creating a need for additional State support in the short-term.

      New York State continued to await Federal approval of the Medicaid State Plan
Amendment necessary to make planned payments totaling roughly $1.1 billion (half funded by the Federal government) to public hospitals throughout the State, including New York City Health and Hospitals Corporation, State University of New
York hospitals, and other State and county operated facilities.

      The State Financial Plan assumed no significant Federal disallowances or other Federal actions that could adversely affect State finances.  As a result, there could be no assurance that the State's budget projections for 2003-04 would not differ materially and adversely from the projections set forth at the time.

      |X| The 2003-04 Fiscal Year.  The Mid-Year Update reported that the State's total General Fund receipts were estimated at $42.37 billion, an increase of $30 million from the July Update.  The increase of $4.97 billion over the prior year was largely attributable to three factors: the expected receipt of $3.80 billion in tobacco securitization proceeds, $645 million from the Federal revenue sharing grants, and higher receipts resulting from tax and fee increases enacted with the
2003-04 Budget.  The tax receipt revisions from the July Update, including transfers, were relatively minor and reflected a modestly more optimistic view of economic trends and financial sector performance balanced against some shortfalls in year-to-date results.  Estimates for the impact of legislatively enacted changes remained essentially unchanged.  It was believed that a significant number of the revenue actions taken by the Legislature would generate little or no revenue in fiscal year 2003-04.

      Personal income tax receipts for the 2003-04 fiscal year were estimated at
$16.28 billion, a decrease of $8 million from the July Update estimate.  This decrease was comprised of an additional deposit to the Personal Income Tax (PIT)
Refund Reserve Account ($75 million) partially offset by higher PIT collections
($67 million).  The estimate reflected an increase of $150 million in the non-withholding payments estimate due in part to a change in collection patterns related to tax actions taken with the 2003-04 Enacted Budget.  Despite a year-to-date shortfall in withholding results, the estimate was unchanged reflecting better-than-anticipated securities industry profitability and an expected increase in end-of-year bonus payments.  Increases were partially offset by a lower assessments estimate ($25 million), increased costs for the School Tax
Relief program ($35 million) and greater deposits to the Revenue Bond Tax Fund
(RBTF) ($23 million).  Important risks affecting the personal income tax estimate included the strength of growth in the overall economy, financial sector compensation trends, and collection patterns related to the temporary tax increase enacted earlier in 2003.

      The estimate for user taxes and fees was $7.96 billion, which was $11 million below the July Update.  The estimates for sales tax, motor vehicle fees, the alcohol beverage tax, and alcohol beverage control license fees were unchanged from the July Update.  The estimate for the cigarette and tobacco tax was $11 million below the July Update estimate, reflecting weaker-than-anticipated cigarette consumption.  Overall, consumption and use tax receipts are within $5 million of the estimated cash flow contained in the July Update.

      The business tax estimates totaled $3.44 billion and remained unchanged from the July Update.  Business taxes for the first half of the fiscal year were $1.54 billion, which were $43 million below July estimates.  This was primarily due to unexpected large refunds in the bank tax and lower-than-expected utility tax payments.  Collections were expected to strengthen in the later part of the year as corporate profitability continues to improve.

      Other taxes, comprised of the estate tax, gift tax, real property gains tax, pari-mutuel taxes and other taxes were expected to total $726 million, a $1.5 million increase from the July Update.  Through the first half of the fiscal year, receipts totaled $398 million, which was $32 million above the cash flow projection in the July Update.  The change from the July Update was due to unexpectedly strong results in the estate tax.  The change was based upon the strong year-to-date results, and an upward revision to estimates of household net worth.

      The estimate for miscellaneous receipts was $5.55 billion and remained unchanged from the July Update.  Year-to-date collections of miscellaneous receipts were $3.13 billion, which was $2.27 billion higher than the previous year.  The higher receipts were attributable to $2.20 billion in tobacco bond proceeds received in June 2003, offset by lower collections from abandoned property.  There was some downside risk in the miscellaneous receipts estimate, stemming from lower-than-expected year-to-date collections from abandoned property, though the majority of revenue from this source was received during the second half of the fiscal year.
      Federal Grants were estimated to total $645 million and remained unchanged from the July Update.  The estimate for transfers from other funds was $7.77 billion, which was $34 million above the July Update.  Personal income tax and the real estate transfer tax in excess of debt service requirements were expected to increase by $23 million and $11 million respectively.  These changes reflected modest increases in the estimates of the personal income and real estate transfer taxes.

      General Fund spending was projected to total $42.45 billion, an increase of
$4.84 billion or 13.0 percent from the prior year.  The deferral of $1.90 billion in disbursements from 2002-03 to 2003-04 that was made necessary due to the delay in securing authorization to issue tobacco bonds represented $3.80 billion of the annual growth in General Fund spending.  The deferral of $1.9 billion in payments included school aid ($1.31 billion), CUNY Senior Colleges advance ($419 million),
Medicaid to New York City relating to the mentally disabled ($82 million), education ($54 million), welfare ($47 million) and several other payments ($186 million).

      The remaining $1.04 billion in projected annual spending growth in the
General Fund was primarily attributable to increased spending for Grants to Local
Governments of $1.09 billion.  This category was the largest area of General Fund spending and represented over 68 percent of total disbursements.  All other General
Fund spending was estimated to decrease by $51 million and consisted of lower spending for State Operations ($610 million), offset by increases in General State
Charges ($493 million) and Transfers To Other Funds ($66 million).

      Higher local assistance spending of $1.09 billion or 4.1 percent resulted from higher welfare spending associated with the loss of non-recurring Federal
Temporary Assistance to Needy Families reserve funds used to offset 2002-03 welfare spending and an increased caseload ($582 million), additional spending for legislative member items ($250 million), growth in Medicaid program costs ($130 million), and various other increases in spending across several local assistance programs.

      State Operations disbursements, which accounted for the second largest area of General Fund spending, were estimated to decline $610 million or 7.9 percent from 2002-03 due to decreased spending for personal service ($677 million)
partially offset by modest growth in non-personal service spending ($67 million).

      Decreases in personal service costs were attributable to the continuation of the strict statewide hiring freeze, an aggressive use of a State employees retirement incentive, and the use of alternative funding sources to finance spending.  These alternative funding sources for personal service costs were comprised of additional SUNY revenues including a tuition increase ($289 million), increased Federal revenues used to finance a portion of mental hygiene spending
($227 million), and the shift of transportation-related spending for the Department of Motor Vehicles to the Dedicated Highway Fund ($90 million).  This lower spending was partially offset by increased non-personal service spending resulting primarily from inflationary increases across all agencies.

      General State Charges annual growth of $493 million or 18.0 percent was mostly due to higher costs associated with pensions ($250 million) and health insurance ($204 million).  Increases in pension costs were driven by a required minimum contribution rate of 4.5 percent of 2003-04 annual payroll expenditures
(versus 1.0 percent in 2002-03), as well as higher costs produced by retirement incentives.  The growth in health insurance spending reflected rising costs of employee and retiree health care, including the escalating costs of prescription drugs.

      Transfers to other funds were projected to grow $66 million or 2.8 percent over the prior year, primarily the result of timing of State subsidy payments to the SUNY hospitals ($107 million), increased General Fund support of capital projects spending for transportation and the environment ($90 million), and underlying growth in debt service costs ($46 million).  These increases were partially offset by a decrease in the transfer to the Community Service Provider
Assistance Program Fund ($100 million) and in the State's share of Medicaid payments to SUNY hospitals ($48 million).

      The Mid-Year Update projected a closing balance of $730 million in the
General Fund, and was unchanged from the July Update.  The closing fund balance was comprised of $710 million in the permanent rainy day fund (Tax Stabilization
Reserve Fund) and $20 million in the litigation reserve (Contingency Reserve Fund).

      |_|   State Governmental Funds Group.  Substantially all State non-pension financial operations are accounted for in the State's governmental funds group.
Governmental funds include the following four fund types, the State's projections of receipts and disbursements in which comprise the State's Financial Plan:

      o     the General Fund, which is the major operating fund of the State and receives all receipts that are not required by law to be deposited in another fund, including most State tax receipts and certain fees, transfers from other funds and miscellaneous receipts from other sources;

      o     Special Revenue Funds, which account for the proceeds of specific revenue sources (other than expendable trusts or major capital projects), such as federal grants, that are legally restricted to specified purposes;

      o     Capital Projects Funds, which account for financial resources of the
State to be used for the acquisition or construction of major capital facilities
(other than those financed by Special Revenue Funds, Proprietary Funds and
Fiduciary Funds); and

      o     Debt Service Funds, which account for the accumulation of resources
(including receipts from certain taxes, transfers from other funds and miscellaneous revenues, such as dormitory room rental fees, which are dedicated by statute for payment of lease-purchase rentals) for the payment of general long-term debt service and related costs and payments under lease-purchase and contractual-obligation financing arrangements.

      |_|   Local Government Assistance Corporation.  In 1990, as part of a State fiscal reform program, legislation was enacted creating Local Government Assistance
Corporation (LGAC), a public benefit corporation empowered to issue long-term obligations to fund payments to local governments that had been traditionally funded through the State's annual seasonal borrowing.  The legislation also dedicated revenues equal to one percent of the State sales and use tax to pay debt service on these bonds.  As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion, completing the program.  The issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing.

      The legislation also imposed a limitation on the annual seasonal borrowing of the State except in cases where the Governor and the legislative leaders have certified the need for additional seasonal borrowing, based on emergency or extraordinary factors or factors unanticipated at the time of adoption of the budget, and provided a schedule for eliminating it over time.  Any seasonal borrowing is required by law to be eliminated by the fourth fiscal year after the limit was first exceeded (i.e., no tax and revenue anticipation note (TRAN)
seasonal borrowing in the fifth year).  This provision limiting the State's seasonal borrowing practices was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.  No restrictions were placed upon the
State's ability to issue deficit notes.

      The impact of the LGAC reforms, as well as other changes in revenue and spending patterns, is that the State has been able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings.

      Legislation enacted with the 2003-04 Budget relating to the Local Government
Assistance Corporation (LGAC) and Municipal Assistance Corporation for the City of
New York (NYC-MAC) intended that the State assume responsibility for debt service payments on the remaining $2.5 billion in outstanding NYC-MAC bonds.  Thirty annual payments of $170 million from sales tax receipts dedicated to LGAC were authorized to be pledged to a New York City-created public benefit corporation allowing the maturity of the debt to be extended through 2034, well beyond the original 2008 maturity of the outstanding NYC-MAC debt.  The Executive believes that the structure may be flawed and is continuing to evaluate the constitutional and legal issues raised by the legislation, the implications on the State's Debt Reform Act of 2000 and the impact on LGAC bondholders.

      |X|   Authorities.  The fiscal stability of the State is related to the fiscal stability of its public Authorities.  Authorities refer to public benefit corporations, created pursuant to State law, other than local authorities.
Authorities have various responsibilities, including those which finance, construct and/or operate revenue-producing public facilities.  Authorities are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself, and may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization.  The State's access to the public credit markets could be impaired and the market price of its outstanding debt may be materially and adversely affected if any of its Authorities were to default on their respective obligations, especially those involving State-supported or
State-related debt. As of December 31, 2002, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these State public authorities was $104.7 billion, only a portion of which constituted State-supported or State-related debt.

      Authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electric and gas utility services, rentals charged for housing units and charges for occupancy at medical care facilities.  In addition, State legislation authorizes several financing techniques for Authorities.  There are statutory arrangements providing for State local assistance payments otherwise payable to localities to be made under certain circumstances to Authorities.  Although the
State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are diverted.  Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

      |X|   Ratings of the State's Securities.  As of June 17, 2003, S&P has rated the State's general obligation bonds "AA," Moody's has rated those bonds "A2" and
Fitch has rated those bonds "AA-".

      Ratings reflect only the views of the ratings organizations, and an explanation of the significance of a rating must be obtained from the rating agency furnishing the rating.  There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency originally establishing the rating, circumstances so warrant. A downward revision or withdrawal of a rating may have an effect on the market price of the State and municipal securities in which the Fund invests.

      |X|   The State's General Obligation Debt.  As of March 31, 2003, the State
had approximately $4.0 billion in general obligation bonds outstanding.  Principal and interest due on general obligation bonds were $571 million for the 2002-03 fiscal year and were estimated to be $527 million for the State's 2003-04 fiscal year.

      |X|   Pending Litigation.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  That litigation includes, but is not limited to, claims asserted against the State involving State finances and programs and arising from alleged violations of civil rights, alleged torts, alleged breaches of contracts, real property proceedings and other alleged violations of State and Federal laws.
These proceedings could affect adversely the financial condition of the State in the 2003-04 fiscal year or thereafter.

      The State believed that the proposed 2003-04 Financial Plan included sufficient reserves for the payment of judgments that may be required during the
2003-04 fiscal year.  There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of all potential 2003-04
Financial Plan resources available for the payment of judgments and, therefore, could affect the ability of the State to maintain a balanced 2003-04 Financial
Plan.

      In addition, the State is party to other claims and litigation that either its legal counsel has advised are not probable that the State will suffer adverse court decisions or the State has determined are not material.  Although the amounts of potential losses, if any, are not presently determinable, it was the State's opinion that its ultimate liability in these cases is not expected to have a material adverse effect on the State's financial position in the 2003-04 fiscal year or thereafter.

      |X|   Other Functions.  Certain localities in addition to the City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the
State of any future requests by localities for additional oversight or financial assistance was not included in the projections of the State's receipts and disbursements for the State's 2003-04 fiscal year or thereafter.

      |X|   Factors Affecting Investments in New York City Municipal Securities.
The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, news media and advertising firms.

      The City is a major seaport and focal point for international business.  Many of the major corporations headquartered in the City are multinational in scope and have extensive foreign operations.  Numerous foreign-owned companies in the United
States are also headquartered in the City.  These firms, which have increased in number substantially over the past decade, are found in all sectors of the City's economy, but are concentrated in trade, manufacturing sales offices, tourism and finance.  The City is the location of the headquarters of the United Nations, and several affiliated organizations maintain their principal offices in the City.  A large diplomatic community exists in the City to staff the 186 missions to the
United Nations and the 96 foreign consulates.

      Economic activity in the City has experienced periods of growth and recession and can be expected to experience periods of growth and recession in the future.
The City experienced a recession in the early 1970s through the middle of that decade, followed by a period of expansion in the late 1970s through the late
1980s.  The City fell into recession again in the early 1990s which was followed by an expansion that lasted until 2001.  The City's financial plan assumes that the economic decline that began in 2001 will continue through calendar year 2003 as a result of the September 11 attack, a national economic recession, and a downturn in the securities industry.  The City's financial plan assumes the City's economy will begin a slow recovery in the first half of calendar year 2004.

      The City expected total expenditures for recovery, clean up and repair efforts in the wake of the September 11, 2001 terrorist attacks on the World Trade
Center to be substantial.  The Federal government has committed over $21 billion for disaster assistance in New York, including disaster recovery and related activities, increased security and reconstruction of infrastructure and public facilities.  This amount includes approximately $15.5 billion of appropriations for costs such as cleanup, economic development, job training, transit improvements, road reconstruction and grants to residences and businesses in lower Manhattan.  It also includes approximately $5.5 billion for economic stimulus programs directed primarily at businesses located in the Liberty Zone, the area surrounding the World
Trade Center site.  These programs include expanding tax credits, increasing depreciation deductions, authorizing the issuance of tax-exempt private activity bonds and expanding authority to advance refund some bonds issued to finance facilities in the City.

      The City has been largely reimbursed by the Federal government for all of its direct costs for response and remediation of the World Trade Center site.  The City also expects to receive Federal funds for costs of economic revitalization and other needs, not directly payable through the City budget, relating to the
September 11 attack.

      In addition, the State authorized the New York City Transitional Finance
Authority ("TFA") to have outstanding $2.5 billion of "Recovery Bonds" and
"Recovery Notes" to pay costs related to or arising from the September 11 attack.
The City believed it was not possible to quantify with any certainty the long-term impact of the September 11 attack on the City and its economy, any economic benefits which may result from recovery and rebuilding activities and the amount of additional resources from Federal, State, City and other sources which will be required.

      For each of the 1981 through 2002 fiscal years, the City's General Fund had an operating surplus, before discretionary and other transfers, and achieved balanced operating results as reported in accordance with then applicable generally accepted accounting principles ("GAAP") after discretionary and other transfers.
The City has been required to close substantial gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain balanced operating results as required by State law without tax or other revenue increases or reductions in City services or entitlement programs, which could adversely affect the City's economic base.

      The Mayor is responsible for preparing the City's financial plan, including the City's financial plan for the 2003 through 2007 fiscal years (referred to below as the "2003-2007 Financial Plan", or "Financial Plan").  The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize.

      Implementation of the Financial Plan is dependent upon the City's ability to market its securities successfully.  Implementation of the Financial Plan is also dependent upon the ability to market the securities of other financing entities, including the TFA, which issues debt secured by personal income tax and sales revenues, and the New York City Municipal Water Finance Authority ("Water
Authority"), which issues debt secured by water and sewer revenues.  The TFA was created to assist the City in financing its capital program while keeping City indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur.

      In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements.  The success of projected public sales of City, Water Authority, TFA and other bonds and notes will be subject to prevailing market conditions.  Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

      |X|   The City's 2003-2007 Financial Plan.  For the 2001 and 2002 fiscal years, the City's General Fund had operating surpluses of $2.949 billion and $686 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.  The 2002 fiscal year was the twenty-second consecutive year that the
City had achieved an operating surplus, before discretionary and other transfers, and balanced operating results, after discretionary and other transfers.

      On June 30, 2003, the City submitted the Financial Plan for the 2003 through
2007 fiscal years (the "2003-07 Financial Plan" or the "Financial Plan"), which relates to the City and certain entities which receive funds from the City, and which reflected changes as a result of the City's expense and capital budgets for the 2004 fiscal year which were adopted on June 27, 2003.  The Financial Plan was a modification to the financial plan submitted on June 26, 2002 (the "June Financial
Plan"), as subsequently modified by the financial plans submitted on November 18,
2002, January 31, 2003 and April 23, 2003 (the "April Financial Plan").  The
Financial Plan projected revenues and expenditures for the 2003 and 2004 fiscal years balanced in accordance with GAAP, and projected gaps of $2.0 billion, $3.2 billion and $3.3 billion for fiscal years 2005, 2006 and 2007, respectively.

      The Financial Plan reflected changes since the June Financial Plan which decreased projected revenues by $821 million, $2.3 billion, $2.2 billion and $2.0 billion in fiscal years 2003 through 2006, respectively, and increased projected net expenditures by $1.3 billion, $1.3 billion and $1.6 billion in fiscal years
2004 through 2006, respectively.  Changes in projected revenues included a decline in projected tax revenues of $621 million, $1.6 billion, $1.8 billion and $1.9 billion in fiscal years 2003 through 2006, respectively, reflecting primarily decreases in projected personal income, business and sales tax revenues, as well as the elimination of previously assumed non-tax revenues.  The decline in projected tax revenue growth reflected the September 11 attack and a continued weak economy, which has resulted in lower wage earnings, lower corporate earnings, local job losses exceeding 117,000 in 2002 and 20,000 in the first half of 2003, a disruption in tourism and related spending and the decline in financial services sector profits and employee income.  Changes in projected expenditures since the June
Financial Plan included:  (i) increased pension costs totaling $213 million, $369 million and $541 million for fiscal years 2004 through 2006, respectively, resulting primarily from additional pension benefits and investment losses in fiscal year 2002, partially offset by projected investment gains in fiscal year
2003 and (ii) the elimination of $223 million, $296 million, $291 million and $412 million of previously assumed labor productivity initiatives in fiscal years 2003 through 2006, respectively.  Changes in projected expenditures also included increased agency spending, increased costs for settling claims against the City, increased health and welfare spending primarily for Medicaid, increased debt service costs, an increase in the labor reserve and funding for capital expenditures.  The Financial Plan also included proposed discretionary transfers and prepayments in fiscal year 2003 of $1.3 billion, reflecting discretionary transfers and prepayments in fiscal year 2003 of $679 million in debt service, subsidies and lease debt service due in fiscal year 2004 and a miscellaneous budget grant of $624 million to the TFA in fiscal year 2003, which increases tax revenue in fiscal year 2004 by $624 million.

      The gap-closing program included in the Financial Plan reflected:  (i) the enacted 18.49% property tax increase, effective January 1, 2003, which was projected to continue to generate $837 million, $1.7 billion, $1.8 billion and $1.9 billion in fiscal years 2003 through 2006, respectively, and (ii) a gap-closing program to reduce agency expenditures (including debt service savings reflecting a
24% reduction in capital commitments) and increase agency revenues by $950 million in fiscal year 2003 and by between $2.1 billion and $2.2 billion annually in subsequent fiscal years.

      The gap-closing program included in the Financial Plan also reflected:  (i)
an enacted increase in the personal income tax rates (which decline after the first year) for City residents with taxable income above specified amounts for three years, commencing January 1, 2003, which is projected to generate $644 million,
$545 million and $315 million in fiscal years 2004 through 2006, respectively; (ii)
an enacted increase in the City portion of the sales tax by one-eighth percent for two years, commencing in June 2003, which was proposed to generate $115 million and
$111 million in fiscal years 2004 and 2005, respectively; (iii) the repeal, beginning June 1, 2003, of the sales tax exemption on the purchase of clothing and footwear under $110 for one year with two one-week periods of exemption which is expected to generate $192 million in fiscal year 2004; (iv) legislation enacted by the State Legislature pursuant to which the Local Government Assistance Corporation is to make available to the City $170 million annually which the City intends to assign to a newly-created financing entity for the purpose of refinancing outstanding indebtedness of the NYC-MAC which would make available to the City approximately $500 million annually in fiscal years 2004 through 2008 by reducing the amount of City revenues retained by NYC-MAC for its debt service; (v) $200 million, $583 million and $96 million in fiscal years 2004 through 2006, respectively, of back rent and renegotiated future lease payments for the City's airports, which is subject to the settlement of the City's claim for back rent and the renegotiation of the City's airport leases; and (vi) additional federal assistance and additional State assistance which requires the approval of the State government.  Additional federal gap-closing actions in the Financial Plan included
$420 million in fiscal year 2003 (in addition to the $230 million previously provided) to reimburse the City for costs related to the September 11 attack and increased federal funding for Medicaid which was expected to generate approximately
$290 million for the City over the fifteen months ending June 30, 2004.  The additional State actions proposed in the Financial Plan included a proposed regional transportation initiative which would produce savings for the City totaling $75 million in fiscal year 2004 and approximately $150 million annually in each of fiscal years 2005 and 2006 by transferring responsibility for the local private bus system to the Metropolitan Transportation Authority ("MTA").
Subsequent to the passage of the State budget by the State Legislature, the
Governor vetoed significant portions of the budget and other legislation providing
City assistance, including legislation relating to the increase in the City personal income tax and the sales tax, the proposed $170 million annual payment by
LGAC that the City intended to use to pay for NYC-MAC debt and the restorations of
State education aid.  In his veto message, the Governor raised questions as to the constitutionality of the mandated annual $170 million payment.  On May 15 and May
19, 2003, the State Legislature overrode the Governor's vetoes.  On August 6, 2003, the LGAC directors adopted a resolution stating that LGAC would not make the $170 million annual payment to the City, expressing legal and policy concerns with the legislation.

      On August 13, 2003, LGAC, its Chairperson, the State Division of the Budget
and its Director sued the City and the Sales Tax Asset Receivable Corporation
("STAR Corp.") seeking to prevent the issuance of bonds by STAR Corp., the local development corporation expected to finance the cost of debt service on NYC-MAC debt otherwise payable from City sales tax revenues.  STAR Corp. debt was expected to be paid from the annual payment of $170 million from LGAC which the City would assign to STAR Corp.  The State Supreme Court granted the City's and STAR Corp.'s motion for summary judgment.  Plaintiffs appealed that decision to the State
Appellate Division which had previously issued a preliminary injunction preventing
STAR Corp. from issuing its bonds pending appeal.  The appeal was expected to be heard in November 2003.  The outcome of this litigation could not be predicted with certainty.  If the $500 million in annual savings in NYC-MAC debt service for fiscal years 2004 through 2008 from the STAR Corp. financing is not available to the City, the City would be forced to reduce expenditures or increase revenues to maintain balanced operating results for fiscal year 2004 and would be faced with larger than forecast budget gaps in the subsequent years of the Financial Plan.

      The Financial Plan did not make any provision for wage increases, other than the pay increases for the 2000-2002 round of bargaining and pay increases to be funded by productivity initiatives.  It was estimated that each 1% wage increase for all City employees for subsequent contract periods would cost approximately
$212 million annually (including benefits).

      The Financial Plan is based on numerous assumptions, including the condition of the City's and the region's economies and the concomitant receipt of economically sensitive tax revenues in the amounts projected.  The Financial Plan is subject to various other uncertainties and contingencies relating to, among other factors, the effects on the City economy of the September 11 attack, the extent, if any, to which wage increases for City employees exceed the annual wage costs assumed for the 2003 through 2007 fiscal years; realization of projected interest earnings for pension fund assets and current assumptions with respect to wages for City employees affecting the City's required pension fund contributions;
the willingness and ability of the State to provide the aid contemplated by the
Financial Plan and to take various other actions to assist the City; the ability of
HHC and other such entities to maintain balanced budgets; the willingness of the federal government to provide the amount of federal aid contemplated in the
Financial Plan; the impact on City revenues and expenditures of federal and State welfare reform and any future legislation affecting Medicare or other entitlement programs; adoption of the City's budgets by the City Council in substantially the forms submitted by the Mayor; the ability of the City to implement cost reduction initiatives, and the success with which the City controls expenditures; the impact of conditions in the real estate market on real estate tax revenues; the ability of the City and other financing entities to market their securities successfully in the public credit markets; and unanticipated expenditures that may be incurred as a result of the need to maintain the City's infrastructure.  Certain of these assumptions have been questioned by the City Comptroller and other public officials.

      From time to time, the City Comptroller and other public officials issue reports and make public statements regarding the City's financial condition, commenting on, among other matters, the City's financial plans, projected revenues and expenditures and actions by the City to eliminate projected operating deficits.  Some of these reports and statements have warned that the City may have underestimated certain expenditures and overestimated certain revenues and have suggested that the City may not have adequately provided for future contingencies.
Certain of these reports have analyzed the City's future economic and social conditions and have questioned whether the City has the capacity to generate sufficient revenues in the future to meet the costs of its expenditure increases and to provide necessary services.  It is reasonable to expect that reports and statements will continue to be issued and to engender public comment.

      On July 30, 2003, the City Comptroller released a report on the adopted budget for fiscal year 2004 and the Financial Plan.  In his report, the City
Comptroller identified risks for fiscal years 2004 through 2007, respectively, which, when added to the gaps in the Financial Plan, result in gaps of $484 million, $3.0 billion, $3.9 billion and $3.9 billion in fiscal years 2004 through
2007, respectively.

      On July 24, 2003, the staff of the Office of the State Deputy Comptroller issued a report on the Financial Plan.  The report identified net risks of $367 million, $806 million, $401 million and $423 million for fiscal years 2004 through
2007, respectively, which, when added to the gaps projected in the Financial Plan, would result in gaps of $367 million, $2.8 billion, $3.6 billion and $3.7 billion in fiscal years 2004 through 2007, respectively.

      On July 24, 2003, the staff of the Control Board issued a report reviewing the Financial Plan.  In its report, the staff concluded that the City's budget for fiscal year 2004 appears to be balanced.  However, the report noted that the ability of the City to continue to balance its budget once temporary tax increases have expired is far from certain.

      Various actions proposed in the Financial Plan are uncertain.  If these measures cannot be implemented, the City will be required to take other actions to decrease expenditures or increase revenues to maintain a balanced financial plan.
In addition, the economic and financial condition of the City may be affected by various financial, social, economic and other factors which could have a material effect on the City.

      The projections and assumptions contained in the Financial Plan are subject to revision which may involve substantial change, and no assurance can be given that these estimates and projections, which include actions which the City expects will be taken but which are not within the City's control, will be realized.

      |X|   Ratings of the City's Bonds.  As of October 3, 2003, Moody's, S&P
and Fitch rated the City's general obligations bonds A2, A and A+, respectively.  These ratings reflect only the views of Moody's, S&P and Fitch from which an explanation of the significance of such ratings may be obtained.
There is no assurance that those ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely.  Any downward revision or withdrawal could have an adverse effect on the market prices of the City's bonds.  On July 16, 1998, S&P revised its rating of City bonds to "A-" from "BBB+." On September 13, 2000, S&P revised its rating of
City bonds upward to "A."  On November 26, 2002, S&P issued a negative outlook on City bonds and on May 27, 2003, changed the outlook to stable.  Moody's rating of City bonds was revised in August 2000 to "A2" from "A3."  On November
15, 2001, Moody's issued a negative outlook on City bonds.  On March 8, 1999,
Fitch revised its rating of City bonds upward to "A" from "A-" and on September
15, 2000, Fitch revised its rating to "A+."  On December 23, 2002, Fitch issued a negative outlook on City bonds.

      |X|   The City's Outstanding Indebtedness.  As of June 30, 2003, the City and
the Municipal Assistance Corporation for the City of New York had, respectively,
$29.043 billion and $2.122 billion of outstanding net long-term debt.

      For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements.  There can be no assurance that there will not be reductions in State aid to the City from the amounts projected; that State budgets in future fiscal years will be adopted by the
April 1 statutory deadline, or interim appropriations will be enacted; or that any such reductions or delays will not have adverse effects on the City's cash flow or expenditures.  In addition, the Federal budget negotiation process could result in a reduction or a delay in the receipt of Federal grants which could have adverse effects on the City's cash flow or revenues.  The City assumes that the costs relating to the September 11 attack will be paid in substantial part from Federal aid and borrowings by the TFA.

      |X|   Pending Litigation.  The City is a defendant in lawsuits pertaining to material matters, including claims asserted that are incidental to performing routine governmental and other functions. That litigation includes, but is not limited to, actions commenced and claims asserted against the City arising out of alleged constitutional violations, torts, breaches of contract, and other violations of law and condemnation proceedings.  While the ultimate outcome and fiscal impact, if any, on the City of such proceedings and claims were not predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the Financial Plan.  For the fiscal year ended on June 30, 2002, the City paid $521.8 million for judgments and claims.  The Financial Plan includes provisions for the payment of judgments and claims of $612.7 million, $642.7 million, $676.2 million, $712.7 million and $751.5 million for the 2003 through 2007 fiscal years, respectively.  As of June 30, 2003, the City estimated its potential future liability for outstanding claims against it to be approximately $4.3 billion.

Other Investment  Techniques and Strategies.  In seeking its objective,  the Fund may from  time  to time  employ  the  types  of  investment  strategies  and  investments described  below.  It is not  required to use all of these  strategies  at all times, and at times may not use them.

      |X|   Floating Rate and Variable Rate Obligations.  Variable rate demand obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity.  The tender may be at par value plus accrued interest, according to the terms of the obligations.

      The interest rate on a floating rate demand note is based on a stated
prevailing market rate, such as a bank's prime rate, the ninety one (91) day U.S.
Treasury Bill rate, or some other standard, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one (1) year.  Generally, the changes in the interest rate on such securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Fund's quality standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those quality standards.

      Floating rate and variable rate demand notes that have a stated maturity in excess of one (1) year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one (1) year and upon no more than  thirty (30) days' notice.  The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days' notice to the holder.

      |X|   Inverse Floaters and Other Derivative Investments.  The Fund will invest in inverse floaters to seek higher tax-exempt yields than are available from fixed-rate bonds that have comparable maturities and credit ratings.  Inverse floaters may offer relatively high current income, reflecting the spread between short-term and long-term tax-exempt interest rates. As long as the municipal yield curve remains relatively steep and short term rates remain relatively low, owners of inverse floaters will have the opportunity to earn interest at above-market rates because they receive interest at the higher long-term rates but have paid for bonds with lower short-term rates. If the yield curve flattens and shifts upward, an inverse floater will lose value more quickly than a conventional long-term bond.
In some cases, the holder of an inverse floater may have an option to convert the floater to a fixed-rate bond, pursuant to a "rate-lock" option.

      Some inverse floaters have a feature known as an interest rate "cap" as part of the terms of the investment.  Investing in inverse floaters that have interest rate caps might be part of a portfolio strategy to try to maintain a high current yield for the Fund when the Fund has invested in inverse floaters that expose the
Fund to the risk of short-term interest rate fluctuations.  "Embedded" caps can be used to hedge a portion of the Fund's exposure to rising interest rates.  When interest rates exceed a pre-determined rate, the cap generates additional cash flows that offset the decline in interest rates on the inverse floater, and the hedge is successful.  However, the Fund bears the risk that if interest rates do not rise above the pre-determined rate, the cap (which is purchased for additional cost) will not provide additional cash flows and will expire worthless.

      Inverse floaters are a form of derivative investment. Certain derivatives, such as options, futures, indexed securities and entering into swap agreements, can be used to increase or decrease the Fund's exposure to changing security prices, interest rates or other factors that affect the value of securities. However, these techniques could result in losses to the Fund, if the Manager judges market conditions incorrectly or employs a strategy that does not correlate well with the
Fund's other investments. These techniques can cause losses if the counterparty does not perform its promises. An additional risk of investing in municipal securities that are derivative investments is that their market value could be expected to vary to a much greater extent than the market value of municipal securities that are not derivative investments but have similar credit quality, redemption provisions and maturities.

      |X|   When-Issued and Delayed-Delivery Transactions.  The Fund can purchase securities on a "when-issued" basis, and may purchase or sell such securities on a
"delayed-delivery" or "forward commitment" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date.  Normally the settlement date is within six (6) months of the purchase of municipal bonds and notes.  However, the
Fund may, from time to time, purchase municipal securities having a settlement date more than six (6) months and possibly as long as two (2) years or more after the trade date. The securities are subject to change in value from market fluctuation during the settlement period. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause loss to the Fund. No income begins to accrue to the Fund on a when-issued security until the Fund receives the security at settlement of the trade.

      The Fund will engage in when-issued transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation.  When the Fund engages in when-issued or delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction.
Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield it considers advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into when-issued or delayed-delivery purchase transactions to acquire securities, the Fund may dispose of a commitment prior to settlement.  If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes a commitment to purchase or sell a security on a when-issued or forward commitment basis, it records the transaction on its books and reflects the value of the security purchased. In a sale transaction, it records the proceeds to be received, in determining its net asset value. The Fund will identify on its books cash, U.S. government securities or other high grade debt obligations at least equal to the value of purchase commitments until the Fund pays for the investment.
      When-issued transactions and forward commitments can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices.  For instance, in periods of rising interest rates and falling prices, the
Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices.  In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or forward commitment basis, to obtain the benefit of currently higher cash yields.

      |X|   Zero-Coupon Securities.  The Fund may buy zero-coupon and delayed interest municipal securities.  Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer.  In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches.  Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities.  Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise.  When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund's investment in zero-coupon securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

      |X|   Puts and Standby Commitments.  When the Fund buys a municipal security subject to a standby commitment to repurchase the security, the Fund is entitled to same-day settlement from the purchaser. The Fund receives an exercise price equal to the amortized cost of the underlying security plus any accrued interest at the time of exercise.  A put purchased in conjunction with a municipal security enables the Fund to sell the underlying security within a specified period of time at a fixed exercise price.

      The Fund might purchase a standby commitment or put separately in cash or it might acquire the security subject to the standby commitment or put (at a price that reflects that additional feature). The Fund will enter into these transactions only with banks and securities dealers that, in the Manager's opinion, present minimal credit risks.  The Fund's ability to exercise a put or standby commitment will depend on the ability of the bank or dealer to pay for the securities if the put or standby commitment is exercised.  If the bank or dealer should default on its obligation, the Fund might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.

      Puts and standby commitments are not transferable by the Fund. They terminate if the Fund sells the underlying security to a third party.  The Fund intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements might enable the Fund to sell a security at a pre-arranged price that may be higher than the prevailing market price at the time the put or standby commitment is exercised.  However, the Fund might refrain from exercising a put or standby commitment if the exercise price is significantly higher than the prevailing market price, to avoid imposing a loss on the seller that could jeopardize the Fund's business relationships with the seller.

      A put or standby commitment increases the cost of the security and reduces the yield otherwise available from the security. Any consideration paid by the Fund for the put or standby commitment will be reflected on the Fund's books as unrealized depreciation while the put or standby commitment is held, and a realized gain or loss when the put or commitment is exercised or expires. Interest income received by the Fund from municipal securities subject to puts or stand-by commitments may not qualify as tax exempt in its hands if the terms of the put or stand-by commitment cause the Fund not to be treated as the tax owner of the underlying municipal securities.

      |X|                 Repurchase Agreements.  The Fund may acquire securities
subject to repurchase agreements.  It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

       In a repurchase transaction, the Fund acquires a security from, and simultaneously resells it to an approved vendor for delivery on an agreed upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  Approved vendors include U.S. commercial banks, U.S.
branches of foreign banks or broker-dealers that have been designated a primary dealer in government securities. They must meet credit requirements set by the
Manager from time to time.

      The majority of these transactions run from day to day. Delivery pursuant to resale typically will occur within one to five (5) days of the purchase.
Repurchase agreements having a maturity beyond seven (7) days are subject to the
Fund's limits on holding illiquid investments. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven (7)
days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act of
1940 (the "Investment Company Act"), are collateralized by the underlying security.  The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the collateral's value must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the
Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid Securities.  The Fund has percentage limitations that apply to purchases of illiquid securities, as stated in the Prospectus. As a matter of fundamental policy, the Fund cannot purchase any securities that are subject to restrictions on resale.

|X|   Borrowing for Leverage.  The Investment Company Act imposes certain restrictions on the borrowing activities of mutual funds.  The restrictions on borrowing are designed to protect shareholders and their investment in a fund by limiting a fund's ability to leverage its assets.  Leverage exists when a fund has the right to a return on an investment that exceeds the amount the fund contributed to the investment.  Borrowing money to make an investment is an example of how a fund leverages its assets.  The use of leverage exposes shareholders and their investments in a fund to a greater risk of loss.  For example, borrowing may cause the value of a fund's shares to be more volatile than if the fund did not borrow.
A fund's borrowing policy must be a fundamental investment policy.  Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowing. The
Fund may also borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns.  If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage.  The interest on a loan might be more (or less) than the yield on the securities purchased with the loan proceeds.  Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow.

|X|   Loans of Portfolio Securities.  To attempt to raise income or raise cash for liquidity purposes, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund presently does not intend to lend securities, but if it does, the value of loaned securities is not expected to exceed 5% of the value of the Fund's total assets. Income from securities loans does not constitute exempt-interest income for the purpose of paying tax-exempt dividends.

      There are risks in connection with securities lending.  The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund must receive collateral for a loan.
Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities.  It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest.  To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter.  The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on the loaned securities.  It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on short-term debt securities purchased with the loan collateral. Either type of interest may be shared with the borrower.  The Fund may pay reasonable finder's, custodian and administrative or other fees in connection with these loans.  The terms of the Fund's loans must meet applicable tests under the Internal Revenue
Code and must permit the Fund to reacquire loaned securities on five (5) days'
notice or in time to vote on any important matter.

      Interfund Borrowing and Lending Arrangements. Consistent with its fundamental policies and pursuant to an exemptive order issued by the Securities and Exchange
Commission (the "SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments.  The interfund lending arrangement is consistent with applicable regulatory requirements, including the provisions of the SEC order.

o     Interfund  Borrowing.  The  Fund  will not  borrow  from  affiliated  funds unless  the  terms of the  borrowing  arrangement  are at least as  favorable  as the terms the Fund could  otherwise  negotiate  with a third  party.  To assure  that the
Fund  will  not be  disadvantaged  by  borrowing  from an  affiliated  fund,  certain
safeguards  have  been  implemented.   Examples  of  these  safeguards   include  the
following:
o     the Fund will not borrow  money from  affiliated  funds unless the interest rate is more favorable than available bank loan rates;
o     the Fund's  borrowing  from  affiliated  funds must be consistent  with its investment objective and investment policies;
o     the loan rates will be the average of the  overnight  repurchase  agreement
               rate  available   through  the   OppenheimerFunds   joint   repurchase
               agreement  account and a  pre-established  formula based on quotations from  independent  banks to  approximate  the lowest  interest rate at which bank loans would be available to the Fund;
o     if the Fund has  outstanding  borrowings  from all sources greater than 10%
               of its  total  assets,  then  the Fund  must  secure  each  additional outstanding  interfund loan by  segregating  liquid assets of the Fund as collateral;
o     the Fund  cannot  borrow from an  affiliated  fund in excess of 125% of its total redemptions for the preceding seven days;
o     each interfund loan may be repaid on any day by the Fund; and
o     the  Trustees  will be provided  with a report of all  interfund  loans and the  Trustees  will  monitor  all such  borrowings  to ensure that the
               Fund's participation is appropriate.

      There is a risk that a  borrowing  fund could  have a loan  called on one days'
notice.  In  that  circumstance,  the  Fund  might  have to  borrow  from a bank at a higher  interest  cost if money to lend were not available  from another  Oppenheimer fund.

o     Interfund  Lending.  To assure that the Fund will not be  disadvantaged  by
making  loans  to  affiliated  funds,   certain  safeguards  have  been  implemented.
Examples of these safeguards include the following:

o     the Fund will not lend money to  affiliated  funds unless the interest rate on such loan is determined to be reasonable under the circumstances;
o     the Fund may not make interfund loans in excess of 15% of its net assets;
o     an  interfund  loan to any one  affiliated  fund shall not exceed 5% of the
               Fund's net assets;
o     an interfund loan may not be outstanding for more than seven days;
o     each interfund loan may be called on one business day's notice; and
o     the  Manager  will  provide the  Trustees  reports on all  interfund  loans demonstrating  that the Fund's  participation  is appropriate and that the loan is consistent with its investment objectives and policies.

      When the Fund lends assets to another affiliated fund, the Fund is subject to the risk that the borrowing fund might fail to repay the loan.

|X|   Hedging.  The Fund can use hedging to attempt to protect against declines in the market value of its portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons. To do so the Fund could:
      o  sell interest rate futures or municipal bond index futures,
      o  buy puts on such futures or securities, or
      o  write covered calls on securities, municipal bond indices, interest rate futures or municipal bond index futures. Covered calls can also be written on debt securities to attempt to increase the Fund's income, but that income would not be tax-exempt. Therefore it is unlikely that the Fund would write covered calls for that purpose.

      The Fund can also use hedging to establish a position in the debt securities market as a temporary substitute for purchasing individual debt securities. In that case the Fund would normally seek to purchase the securities, and then terminate that hedging position. For this type of hedging, the Fund could:
      o  buy interest rate futures or municipal bond index futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below.  The Fund's strategy of hedging with futures and options on futures will be incidental to the
Fund's investment activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|_|   Futures.  The Fund can buy and sell futures contracts relating to interest rates (these are called "interest rate futures") and municipal bond indices (these are referred to as "municipal bond index futures").  As a fundamental policy, these are the only futures contracts the Fund can buy and sell.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specific type of debt security to settle the futures transaction.
Either party could also enter into an offsetting contract to close out the futures position.

      A "municipal bond index" assigns relative values to the municipal bonds in the index, and is used as the basis for trading long-term municipal bond futures contracts.  Municipal bond index futures are similar to interest rate futures except that settlement is made only in cash.  The obligation under the contract may also be satisfied by entering into an offsetting contract. The strategies which the
Fund employs in using municipal bond index futures are similar to those with regard to interest rate futures.

      No money is paid or received by the Fund on the purchase or sale of a future.  Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment in cash or U.S. government securities with the futures commission merchant (the "futures broker").  Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under certain specified conditions.  As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to the expiration of the future, the Fund can elect to close out its position by taking an opposite position at which time a final determination of variation margin is made and additional cash is required to be paid by or released to the Fund.  Any gain or loss is then realized by the Fund on the future for tax purposes.  Although interest rate futures by their terms call for settlement by the delivery of debt securities, in most cases the obligation is fulfilled without such delivery by entering into an offsetting transaction.  All futures transactions are effected through a clearing house associated with the exchange on which the contracts are traded.

      The Fund may concurrently buy and sell futures contracts in a strategy anticipating that the future the Fund purchased will perform better than the future the Fund sold.  For example, the Fund might buy municipal bond futures and concurrently sell U.S. Treasury Bond futures (a type of interest rate future).  The
Fund would benefit if municipal bonds outperform U.S. Treasury Bonds on a duration-adjusted basis.

      Duration is a volatility measure that refers to the expected percentage change in the value of a bond resulting from a change in general interest rates
(measured by each 1% change in the rates on U.S. Treasury securities).  For example, if a bond has an effective duration of three (3) years, a 1% increase in general interest rates would be expected to cause the value of the bond to decline about 3%.  There are risks that this type of futures strategy will not be successful. U.S. Treasury bonds might perform better on a duration-adjusted basis than municipal bonds, and the assumptions about duration that were used might be incorrect (in this case, the duration of municipal bonds relative to U.S. Treasury
Bonds might have been greater than anticipated).

|_|   Put and Call Options.  The Fund can buy and sell certain kinds of put options (puts) and call options (calls). These strategies are described below.

|_|   Writing Covered Call Options.  The Fund can write (that is, sell) call options. The Fund's call writing is subject to a number of restrictions:
(1)   After the Fund writes a call, not more than 25% of the Fund's total assets may be subject to calls.
(2)   Calls the Fund sells must be listed on a securities or commodities exchange or quoted on NASDAQ, the automated quotation system of The Nasdaq
         Stock Market, Inc. or traded in the over-the-counter market.
(3)   Each call the Fund writes must be "covered" while it is outstanding. That means the Fund must own the investment on which the call was written.
(4)   The Fund may write calls on futures contracts whether or not it owns them.

      When the Fund writes a call on a security, it receives cash (a premium).  The
Fund agrees to sell the underlying investment to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period.  The call period is usually not more than nine (9) months.  The exercise price may differ from the market price of the underlying security.  The Fund has retained the risk of loss that the price of the underlying security may decline during the call period.  That risk may be offset to some extent by the premium the Fund receives.  If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).  If the buyer of the call exercises it, the Fund will settle the transaction by paying an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference.  If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges, or as to other acceptable escrow securities.  In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the calls or upon the Fund's entering into a closing purchase transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option.  The formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in-the-money").  When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on illiquid securities) the mark-to-market value of any OTC option held by it, unless the option is subject to a buy-back agreement by the executing broker.  The Securities and Exchange
Commission is evaluating whether OTC options should be considered liquid securities. The procedure described above could be affected by the outcome of that evaluation.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote was more or less than the price of the call the Fund purchased to close out the transaction.  A profit may also be realized if the call lapses unexercised, because the Fund retains the underlying investment and the premium received.  Any such profits are considered short-term capital gains for federal tax purposes, as are premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income.

|_|   Writing Uncovered Call Options on Futures Contracts. The Fund may also write calls on futures contracts without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating in escrow an equivalent dollar value of liquid assets. The Fund will identify additional liquid assets on its books if the value of the escrowed assets drops below 100% of the current value of the future.
Because of this escrow requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future put the Fund in a "short" futures position.

|_|   Purchasing Calls and Puts.  The Fund may buy calls only on securities, broadly-based municipal bond indices, municipal bond index futures and interest rate futures. It may also buy calls to close out a call it has written, as discussed above. Calls the Fund buys must be listed on a securities or commodities exchange, or quoted on NASDAQ, or traded in the over-the-counter market. A call or put option may not be purchased if the purchase would cause the value of all the
Fund's put and call options to exceed 5% of its total assets.

      When the Fund purchases a call (other than in a closing purchase transaction), it pays a premium. For calls on securities that the Fund buys, it has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if (1) the call is sold at a profit or (2) the call is exercised when the market price of the underlying investment is above the sum of the exercise price plus the transaction costs and premium paid for the call.  If the call is not either exercised or sold (whether or not at a profit), it will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to purchase the underlying investment. Calls on municipal bond indices, interest rate futures and municipal bond index futures are settled in cash rather than by delivering the underlying investment. Gain or loss depends on changes in the securities included in the index in question (and thus on price movements in the debt securities market generally) rather than on changes in price of the individual futures contract.

      The Fund may buy only those puts that relate to securities that the Fund owns, broadly-based municipal bond indices, municipal bond index futures or interest rate futures (whether or not the Fund owns the futures). The Fund may not sell puts other than puts it has previously purchased.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put, it pays a premium. The Fund then has the right to sell the underlying investment to a seller of a corresponding put on the same investment during the put period at a fixed exercise price. Puts on municipal bond indices are settled in cash. Buying a put on a debt security, interest rate future or municipal bond index future the Fund owns enables it to protect itself during the put period against a decline in the value of the underlying investment below the exercise price.  If the market price of the underlying investment is equal to or above the exercise price and as a result the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will lose its premium payment and the right to sell the underlying investment.  A put may be sold prior to expiration (whether or not at a profit).

|_|   Risks of Hedging with Options and Futures.  The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's returns. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions.  The exercise of calls written by the Fund might cause the
Fund to sell related portfolio securities, thus increasing its turnover rate.  The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover.  Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the
Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put.  Such commissions might be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments.  Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the
Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      There is a risk in using short hedging by selling interest rate futures and municipal bond index futures or purchasing puts on municipal bond indices or futures to attempt to protect against declines in the value of the Fund's securities.  The risk is that the prices of such futures or the applicable index will correlate imperfectly with the behavior of the cash (that is, market) prices of the Fund's securities. It is possible for example, that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of debt securities held in the Fund's portfolio might decline.  If that occurred, the
Fund would lose money on the hedging instruments and also experience a decline in value of its debt securities.  However, while this could occur over a brief period or to a very small degree, over time the value of a diversified portfolio of debt securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index.  To compensate for the imperfect correlation of movements in the price of debt securities being hedged and movements in the price of the hedging instruments, the
Fund might use hedging instruments in a greater dollar amount than the dollar amount of debt securities being hedged. It might do so if the historical volatility of the prices of the debt securities being hedged is greater than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the natures of those markets.  All participants in the futures markets are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close out futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. From the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the securities markets.  Therefore, increased participation by speculators in the futures markets may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the municipal securities markets as a temporary substitute for the purchase of individual securities (long hedging). It is possible that the market might decline.  If the
Fund then concludes not to invest in such securities because of concerns that there might be further market decline or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the purchase price of the securities.
      An option position may be closed out only on a market that provides secondary trading for options of the same series. There is no assurance that a liquid secondary market will exist for a particular option.  If the Fund could not effect a closing purchase transaction due to a lack of a market, it would have to hold the callable investment until the call lapsed or was exercised, and could experience losses.

|_|   Interest Rate Swap Transactions.  In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security.  For example, they might swap a right to receive floating rate payments for fixed rate payments.  The Fund can enter into swaps only on securities it owns.  The Fund may not enter into swaps with respect to more than 25% of its total assets.  Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.  Income from interest rate swaps may be taxable.

      Swap agreements entail both interest rate risk and credit risk.  There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will have been greater than those received by it.
Credit risk arises from the possibility that the counterparty will default.  If the counterparty to an interest rate swap defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received.
The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with appropriate counterparties pursuant to master netting agreements.  A master netting agreement provides that all swaps done between the Fund and that counterparty under the master agreement shall be regarded as parts of an integral agreement. If on any date amounts are payable under one or more swap transactions, the net amount payable on that date shall be paid.  In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate the swaps with that party.  Under master netting agreements, if there is a default resulting in a loss to one party, that party's damages are calculated by reference to the average cost of a replacement swap with respect to each swap.  The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_|      Regulatory Aspects of Hedging Instruments.  The Commodity
 futures Trading commission ("CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator.  The Fund has claimed such an exclusion from registration as a commodity pool operation under the Commodity Exchange Act
 ("CEA"), and, therefore, is not subject to the registration and regulatory requirements of the CEA, and therefore there are no limitations on the extent to which the Fund may engage in non-hedging transactions involving futures and options thereon except as set forth in the Fund's Prospectus or this Statement of
 Additional Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges, or are held in one or more accounts or through one or more different exchanges or through one or more brokers.  Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser).  The exchanges also impose position limits on futures transactions.  An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the Securities and Exchange
Commission regarding applicable provisions of the Investment Company Act, when the
Fund purchases an interest rate future or municipal bond index future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

|X|   Temporary Defensive Investments.  The securities the Fund can invest in for temporary defensive purposes include the following:
o     short-term municipal securities;
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities;
o     corporate debt securities rated within the three highest grades by a nationally recognized rating agency;
o     commercial paper rated "A-1" by S&P, or having a comparable rating by another nationally-recognized rating agency; and
o     certificates of deposit of domestic banks with assets of $1 billion or more.

|X|   Portfolio Turnover.  A change in the securities held by the Fund from buying and selling investments is known as "portfolio turnover." Short-term trading increases the rate of portfolio turnover and could increase the Fund's transaction costs. However, the Fund ordinarily incurs little or no brokerage expense because most of the Fund's portfolio transactions are principal trades that do not require payment of brokerage commissions.

      The Fund ordinarily does not trade securities to achieve capital gains, because they would not be tax-exempt income. To a limited degree, the Fund may engage in short-term trading to attempt to take advantage of short-term market variations. It may also do so to dispose of a portfolio security prior to its maturity. That might be done if, on the basis of a revised credit evaluation of the issuer or other considerations, the Manager believes such disposition is advisable or the Fund needs to generate cash to satisfy requests to redeem Fund shares.  In those cases, the Fund may realize a capital gain or loss on its investments.  The
Fund's annual portfolio turnover rate normally is not expected to exceed 50%.

|X|   Taxable  Investments.  While  the  Fund  can  invest  up to 20% of its  net assets in  investments  that generate  income  subject to income  taxes,  it does not anticipate  investing  substantial amounts of its assets in taxable investments under normal market  conditions or as part of its normal  trading  strategies and policies.
To the extent it invests  in taxable  securities,  the Fund would not be able to meet
its  objective  of  providing  tax  exempt  income  to  its   shareholders.   Taxable
investments include, for example,  hedging instruments,  repurchase  agreements,  and some of the types of securities the Fund would buy for temporary defensive purposes.

Investment Restrictions

|X|   What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote  of a  "majority"  of  the  Fund's  outstanding  voting  securities.  Under  the
Investment  Company  Act,  such a  "majority"  vote  is  defined  as the  vote of the holders of the lesser of:
      o  67% or more of the shares  present or  represented by proxy at a shareholder meeting,  if the  holders  of more than 50% of the  outstanding  shares  are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The  Fund's  investment  objective  is a  fundamental  policy.  Other  policies described  in  the  Prospectus  or  this  Statement  of  Additional  Information  are
"fundamental"  only if they are  identified as such. The Fund's Board of Trustees can change non-fundamental  policies without shareholder approval.  However,  significant changes to  investment  policies will be described in  supplements  or updates to the
Prospectus or this Statement of Additional  Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

|_|   Does  the  Fund  Have  Additional   Fundamental  Policies?   The  following
investment restrictions are fundamental policies of the Fund:

o     The Fund  cannot  invest in  securities  or other  investments  other  than
municipal  securities,   the  temporary  investments  described  in  its  Prospectus, repurchase  agreements,  covered calls,  private  activity  municipal  securities and hedging  instruments  described  in  "About  the  Fund"  in the  Prospectus  or  this
Statement of Additional Information.

      The  Fund  cannot  make  loans,  except  to  the  extent  permitted  under  the
Investment  Company  Act,  the  rules  or  regulations  thereunder  or any  exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time.

o     The Fund may not borrow  money,  except to the extent  permitted  under the
Investment  Company  Act,  the  rules  or  regulations  thereunder  or any  exemption therefrom that is applicable to the Fund, as such statute,  rules or regulations  may be amended or interpreted from time to time.

o     With  respect to 75% of its  assets,  the Fund cannot  purchase  securities issued  or  guaranteed  by any one  issuer  (other  than the U.S.  government  or its agencies or  instrumentalities),  if more than 5% of the Fund's total assets would be invested  in  securities  of that  issuer or the Fund would then own more than 10% of that issuer's voting securities.

o     The Fund  cannot  invest 25% or more of its total  assets in any  industry.
That limit does not apply to securities  issued or guaranteed by the U.S.  government or its agencies and  instrumentalities or securities issued by investment  companies.
Nor  does  that  limit  apply  to  municipal  securities  in  general  or to New York municipal securities.

o     The Fund cannot invest in real estate,  physical  commodities  or commodity contracts,  except to the extent  permitted  under the  Investment  Company  Act, the rules or regulations  thereunder or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot  underwrite  securities  or invest in  securities  that are subject to restrictions on resale.

o     The Fund cannot buy or sell  futures  contracts  other than  interest  rate futures and municipal bond index futures.

o     The Fund  cannot  issue  "senior  securities,"  but this does not  prohibit certain  investment  activities  for  which  assets  of the  Fund are  designated  as segregated,  or margin,  collateral or escrow arrangements are established,  to cover the  related  obligations.  Examples of those  activities  include  borrowing  money, reverse  repurchase  agreements,  delayed-delivery  and when-issued  arrangements for portfolio securities  transactions and contracts to buy or sell derivatives,  hedging instruments, options or futures.

      Additionally,  as a non-fundamental  investment  policy, the Fund cannot invest in securities of other  investment  companies,  except to the extent  permitted under the  Investment  Company Act, the rules or  regulations  thereunder  or any exemption therefrom,  as such statute,  rules or regulations may be amended or interpreted from time to time.

      Unless the  Prospectus  or Statement of  Additional  Information  states that a percentage  restriction  applies on an ongoing basis, it applies only at the time the
Fund  makes  an  investment  (except  in the case of  borrowing  and  investments  in illiquid  securities).  In that  case the Fund need not sell  securities  to meet the percentage  limits if the value of the  investment  increases  in  proportion  to the size of the Fund.

Diversification.  The Fund intends to be  "diversified"  as defined in the Investment
Company  Act and to  satisfy  the  restrictions  against  investing  too  much of its assets  in any  "issuer"  as set forth in the  restrictions  above.  In  implementing this policy,  the  identification  of the issuer of a municipal  security  depends on the  terms and  conditions  of the  security.  When the  assets  and  revenues  of an agency,  authority,  instrumentality or other political subdivision are separate from those of the  government  creating  it and the  security is backed only by the assets and revenues of the subdivision,  agency,  authority or  instrumentality,  the latter would be  deemed  to be the sole  issuer.  Similarly,  if an  industrial  development bond is backed only by the assets and  revenues of the  non-governmental  user,  then that user  would be  deemed to be the sole  issuer.  However,  if in either  case the creating  government or some other entity guarantees a security,  the guarantee would be  considered  a  separate  security  and  would  be  treated  as an  issue  of that government or other entity.

      In  implementing  the Fund's policy not to  concentrate  its  investments,  the
Manager will consider a  non-governmental  user of facilities  financed by industrial development  bonds as being in a  particular  industry.  That is done even though the
bonds  are  municipal  securities,   as  to  which  the  Fund  has  no  concentration
limitation.  Although this  application  of the  concentration  restriction  is not a fundamental  policy  of  the  Fund,  it  will  not  be  changed  without  shareholder approval.

How the Fund Is Managed

Organization  and  History.   The  Fund  is  an  open-end,   diversified   management
investment  company  with an  unlimited  number of  authorized  shares of  beneficial interest. The Fund was organized as a Massachusetts business trust in 1984.

      Classes of Shares. The Trustees are authorized,  without shareholder  approval, to create new series and classes of shares.  The  Trustees  may  reclassify  unissued shares of the Fund into  additional  series or classes of shares.  The Trustees  also may  divide or  combine  the  shares of a class  into a greater  or lesser  number of shares without  changing the  proportionate  beneficial  interest of a shareholder in
the  Fund.   Shares  do  not  have   cumulative   voting   rights  or  preemptive  or
subscription  rights.  Shares  may be voted  in  person  or by  proxy at  shareholder meetings.

      The Fund currently has three classes of shares: Class A, Class B and Class
C.  All classes invest in the same investment portfolio.  Each class of shares:
o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business  trust,  the Fund is not required  to  hold,  and  does  not plan to  hold,  regular  annual  meetings  of shareholders,  but may do so from  time to  time  on  important  matters  or when required  to do so by  the  Investment  Company  Act  or  other  applicable  law.
Shareholders  have the right,  upon the  declaration in writing or vote of two-thirds of the  outstanding  shares of the Fund,  to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a
Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at
$25,000 or more or constituting at least 1% of the Fund's outstanding shares. The
Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a
"partner" of the Fund is limited to the relatively remote circumstances in which the
Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under
Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the
Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, a Governance Committee, and a Proxy Committee.  The Audit Committee
is comprised solely of Independent Trustees.  The members of the Audit
Committee are Edward Regan (Chairman), Kenneth Randall and Russell Reynolds. The
Audit Committee held 6 meetings during the Fund's fiscal year ended September 30,
2003. The Audit Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor. The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal accounting procedures, and controls and reviews reports of the Manager's internal auditor, among other duties as set forth in the Committee's charter.

      The members of the Regulatory & Oversight Committee are Robert Galli
(Chairman), Joel Motley and Phillip Griffiths. The Regulatory & Oversight Committee
held 7 meetings during the Fund's fiscal year ended September 30, 2003. The
Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the Investment Advisory and Distribution
Agreements, transfer and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the
Investment Company Act and other applicable law, among other duties as set forth in the Committee's charter.

      The members of the Governance Committee are Joel Motley (Acting Chairman),
Phillip Griffiths and Kenneth Randall.  The Governance Committee held 2 meetings during the Fund's fiscal year ended September 30, 2003. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of
Ethics, and develops qualification criteria for Board members consistent with the
Fund's governance guidelines, among other duties set forth in the Committee's charter.

      The members of the Proxy Committee are Edward Regan (Chairman), Russell
Reynolds and John Murphy.  The Proxy Committee held 2 meetings during the Fund's fiscal year ended September 30, 2003.  The Proxy Committee provides the Board with recommendations for proxy voting and monitors proxy voting by the Fund.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an "Independent Trustee.  Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.

      The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the
Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following publicly offered Oppenheimer funds (referred to as
"Board I Funds"):

Oppenheimer AMT-Free Municipals            Oppenheimer Global Opportunities Fund
Oppenheimer AMT-Free New York Municipals   Oppenheimer Gold & Special Minerals Fund
Oppenheimer California Municipal Fund      Oppenheimer Growth Fund
Oppenheimer Capital Appreciation Fund      Oppenheimer International Growth Fund
Oppenheimer Capital Preservation Fund      Oppenheimer International Small Company Fund
Oppenheimer Developing Markets Fund        Oppenheimer Money Market Fund, Inc.
Oppenheimer Discovery Fund                 Oppenheimer Multiple Strategies Fund
Oppenheimer Emerging Growth Fund           Oppenheimer Multi-Sector Income Trust
Oppenheimer Emerging Technologies Fund     Oppenheimer Multi-State Municipal Trust
Oppenheimer Enterprise Fund                Oppenheimer Series Fund, Inc.
Oppenheimer Global Fund                    Oppenheimer U.S. Government Trust

                                                                                  ---

          In addition  to being a trustee or director of the Board I Funds,  Mr.
     Galli  is  also  a  director  or  trustee  of 10  othe  portfolios  in  the
     OppenheimerFunds complex. Present or former officers, r directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its  affiliates,  an  retirement  plans  established  by them for their employees  are  permitted  to  purchasd  Class A shares of the Fund and the other  Oppenheimer  funds at net asset value e without  sales  charge.  The sales  charges  Class A shares  is waived  for that  group  because  of the economies of sales efforton realized by the Distributor.

Messrs.  Murphy,  Molleur,  Vottiero,  Wixted,  Zack  and  Fielding,  and  Mses.
Bechtolt,  Feld and Ives  respectively  hol the same offices with one or more of the other Board I Funds as with the Fund.  Ad of October 22, 2003,  the Trustees and officers of the Fund, as a group,  owned s record or beneficially  less than
1% of each  class of shares of the Fund.  The of  foregoing  statement  does not reflect  ownership  of shares of the Fund held of record by an employee  benefit plan for  employees of the  Manager,  other than the shares  beneficially  owned under  the plan by the  officers  of the Fund  listed  above In  addition,  each
Independent  Trustee,  a his or her family  members,  do not own . securities of either the Manager or nd Distributor of the Board I Funds or any person directly or indirectly controllin controlled by or under common control wi the Manager or
Distributor. g,

|X| Affiliated  Transactions and Material Business  Relationships.  Mr. Reynolds
has reported that he has a controlling  interest in The Directorship Group, Inc.
("The  Directorship  Search  Group"),  a director  recruiting firm that provided consulting  services to  Massachusetts  Mutual  Life  Insurance  Company  (which controls the Manager) for fees aggregating  $247,500 from January 1 2001 through
December 31, 2002. Mr. Reynolds  estimates that The  Directorship,  Search Group will not provide  consulting  services to  Massachusetts  Mutual Life  Insurance
Company  during  the  calendar  ye  2003.  ar  The  Independent   Trustees  have
unanimously  (except  for  Mr.  Reynolds,  wh  abstained)  determined  that  the consultin arrangements between The Directorship o Search Group and Massachusetts
Mutual  Lig  Insurance  Company  were  not  material  business  or  professional relationships  fe that would  compromise  Mr.  Reynolds'  stat as an Independent
Trustee.  Nonetheless,  assure certainty as to determinations ofus the Board and the Independent Trustees ato to matters upon which the Investment Company Act or the rules thereunder s require  approval by a majority of Independent  Trustees,
Mr.  Reynolds will not be counted for purposes of determini  whether a quorum of
Independent  Trustees  was  present  or  whether a  majority  of ng  Independent
Trustees approved the matter

The  address  of each  Trustee  in the  chart.  below  is 6803  S.  Tucson  Way,
Centennial, CO 80112-3924.  Each Trustee serves for a indefinite term, until his or her resignation, retirement, death or removan

                             Independent Trustees
-------------------------------------------------------------------------------------
Name, Position(s)  Principal Occupation(s) During Past 5       Dollar     Aggregate
                                                                          Dollar
                                                                          Range of
                                                                          Shares
                                                                          Beneficially
                                                                          Owned in
                                                                          any of
                                                               Range of   the

                   Years;                                      Shares     Oppenheimer
Held with Fund,    Other Trusteeships/Directorships Held by    BeneficiallFunds
Length of          Trustee; Number of Portfolios in Fund       Owned in   Overseen
Service, Age       Complex Currently Overseen by Trustee       the Fund   by Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K.         Of Counsel  (since  1993),  Hogan & Hartson    $0      $50,001-
Yuetter,           (a   law   firm).   Other    directorships:
Chairman of the    Weyerhaeuser   Corp.   (since   1999)   and
Board of Trustees  Danielson   Holding  Corp.   (since  2002);
since 2003;        formerly a director  of  Caterpillar,  Inc.
Trustee since 1991 (1993-December     2002).    Oversees    25            $100,000
Age:  72           portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A trustee or director of other Oppenheimer     $0        Over
Trustee since 1993 funds. Formerly Trustee (May 2000-2002) of
Age: 70            Research Foundation of AIMR (investment
                   research, non-profit) and Vice Chairman

                   (October 1995-December 1997) of the

                   Manager. Oversees 35 portfolios in the                 $100,000
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip A.         A director (since 1991) of the Institute       $0        Over
Griffiths,         for Advanced Study, Princeton, N.J., a
Trustee since 1999 director (since 2001) of GSI Lumonics, a
Age: 65            trustee (since 1983) of Woodward Academy,
                   a Senior Advisor (since 2001) of The
                   Andrew W. Mellon Foundation. A member of:
                   the National Academy of Sciences (since
                   1979), American Academy of Arts and
                   Sciences (since 1995), American
                   Philosophical Society (since 1996) and
                   Council on Foreign Relations (since 2002).             $100,000
                   Formerly a director of Bankers Trust New
                   York Corporation (1994-1999). Oversees 25
                   portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley,    Director (since 2002) Columbia Equity          $0         $0
Trustee since 2002 Financial Corp. (privately-held financial
Age: 51            adviser); Managing Director (since 2002)
                   Carmona Motley, Inc. (privately-held
                   financial adviser); Formerly he held the
                   following positions: Managing Director
                   (January 1998-December 2001), Carmona
                   Motley Hoffman Inc. (privately-held
                   financial adviser); Managing Director
                   (January 1992-December 1997), Carmona
                   Motley & Co. (privately-held financial
                   adviser). Oversees 25 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A.         A director of Dominion Resources, Inc.         $0        Over
Randall, Trustee   (electric utility holding company) and
since 1980         Prime Retail, Inc. (real estate investment
Age: 76            trust); formerly a director of Dominion
                   Energy, Inc. (electric power and oil & gas
                   producer), President and Chief Executive
                   Officer of The Conference Board, Inc.
                   (international economic and business
                   research) and a director of Lumbermens
                   Mutual Casualty Company, American
                   Motorists Insurance Company and American               $100,000
                   Manufacturers Mutual Insurance Company.
                   Oversees 25 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan,   President, Baruch College, CUNY; a             $0     $50,001-$100,000
Trustee since 1993 director of RBAsset (real estate manager);
Age: 73            a director of OffitBank; formerly Trustee,
                   Financial Accounting Foundation (FASB and
                   GASB), Senior Fellow of Jerome Levy
                   Economics Institute, Bard College,
                   Chairman of Municipal Assistance
                   Corporation for the City of New York, New
                   York State Comptroller and Trustee of New
                   York State and Local Retirement Fund.
                   Oversees 25 investment companies in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S.         Chairman (since 1993) of The Directorship      $0     $10,001-$50,000
Reynolds, Jr.,     Search Group, Inc. (corporate governance
Trustee since 1989 consulting and executive recruiting); a
Age: 71            life trustee of International House
                   (non-profit educational organization), and
                   a trustee (since 1996) of the Greenwich
                   Historical Society. Oversees 25 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald W. Spiro,   Chairman Emeritus (since January 1991) of      $0        Over
Vice Chairman of   the Manager. Formerly a director (January
the Board of       1969-August 1999) of the Manager. Oversees
Trustees,          25 portfolios in the OppenheimerFunds
Trustee since 1985 complex.                                               $100,000
Age: 77

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

The address o Mr. Murphy in the chart below is Two World Financial  Center,  225
Liberty Street,  New York, Nf 10080.  Mr. Murphy serves for an indefinite  term, until his resignation, retirement, death o removal.

    Interested
   Trustee and
     Officer       r
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,             Principal   Occupation(s)   During  Past  5 Dollar     Aggregate
                                                                         Dollar
                                                                         Range of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                                                              Range of   any of the

Position(s) Held  Years;                                      Shares     Oppenheimer
with Fund,        Other  Trusteeships/Directorships  Held  by BeneficiallFunds
Length of         Trustee;   Number  of  Portfolios  in  Fund Owned in   Overseen by
Service, Age      Complex Currently Overseen by Trustee       the Fund   Trustee

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2002

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,   Chairman,   Chief  Executive   Officer  and
President and     director  (since  June 2001) and  President     $0        Over
Trustee           (since  September  2000)  of  the  Manager;             $100,000
since 2001        President  and a  director  or  trustee  of
Age: 53           other  Oppenheimer  funds;  President and a

                  director  (since July 2001) of  Oppenheimer
                  Acquisition  Corp.  (the  Manager's  parent
                  holding   company)   and   of   Oppenheimer
                  Partnership   Holdings,   Inc.  (a  holding
                  company  subsidiary  of  the  Manager);   a
                  director    (since    November   2001)   of
                  OppenheimerFunds   Distributor,   Inc.   (a
                  subsidiary of the Manager);  Chairman and a
                  director  (since July 2001) of  Shareholder
                  Services,    Inc.   and   of    Shareholder
                  Financial  Services,  Inc.  (transfer agent
                  subsidiaries  of  the  Manager);  President
                  and  a  director   (since   July  2001)  of
                  OppenheimerFunds    Legacy    Program    (a
                  charitable  trust  program  established  by
                  the Manager);  a director of the investment
                  advisory  subsidiaries of the Manager:  OFI
                  Institutional  Asset  Management,  Inc. and
                  Centennial  Asset  Management   Corporation
                  (since  November 2001),  HarbourView  Asset
                  Management   Corporation  and  OFI  Private
                  Investments,   Inc.   (since   July  2001);
                  President  (since  November  1, 2001) and a
                  director  (since July 2001) of  Oppenheimer
                  Real  Asset  Management,  Inc.;  a director
                  (since    November    2001)   of    Trinity
                  Investment  Management  Corp.  and  Tremont
                  Advisers,    Inc.    (investment   advisory
                  affiliates of the Manager);  Executive Vice
                  President    (since   February   1997)   of
                  Massachusetts    Mutual   Life    Insurance
                  Company (the Manager's parent  company);  a
                  director   (since   June   1995)   of   DLB
                  Acquisition  Corporation (a holding company
                  that owns the  shares of David L.  Babson &
                  Company,  Inc.); formerly,  Chief Operating
                  Officer  (September  2000-June 2001) of the
                  Manager;  President  and trustee  (November
                  1999-November    2001)   of   MML    Series
                  Investment      Fund     and     MassMutual
                  Institutional  Funds  (open-end  investment
                  companies);     a    director    (September
                  1999-August  2000) of C.M.  Life  Insurance
                  Company;    President,    Chief   Executive
                  Officer     and     director     (September
                  1999-August  2000)  of MML Bay  State  Life
                  Insurance   Company;   a   director   (June
                  1989-June  1998) of  Emerald  Isle  Bancorp
                  and Hibernia  Savings Bank (a  wholly-owned
                  subsidiary   of  Emerald   Isle   Bancorp).
                  Oversees    66     portfolios     in    the
                  OppenheimerFunds complex.

-------------------------------------------------------------------------------------

     The address of the Officers in the chart below is as follows: Messrs.
Fielding, Molleur and Zack and Ms. Feld, Two World Financial Center, 225 Liberty
Street, New York, NY 10080. Messrs. Vottiero and Wixted and Mses. Bechtolt and
Ives, 6803 S. Tucson Way, Englewood, CO 80112-3924. Each Officer serves for an annual term or until his or her resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name, Address, Age,     Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund and Length of
Service
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Ronald H. Fielding,     Senior Vice President (since January 1996) of the Manager;
Vice President and      Chairman of the Rochester Division of the Manager (since

Portfolio Manager       January 1996); an officer of 9 portfolios in the
since 2002              OppenheimerFunds complex.

Age:  53
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the Manager;  Treasurer  (since  March 1999) of  HarbourView
Financial and           Asset Management  Corporation,  Shareholder Services,  Inc.,
Accounting Officer      Oppenheimer Real Asset Management  Corporation,  Shareholder
since April 1999        Financial Services,  Inc., Oppenheimer Partnership Holdings,
Age: 44                 Inc.,  OFI Private  Investments,  Inc.  (since  March 2000),
                        OppenheimerFunds  International  Ltd.  and  OppenheimerFunds
                        plc   (since   May   2000)  and  OFI   Institutional   Asset
                        Management,   Inc.  (since  November  2000)  (offshore  fund
                        management  subsidiaries  of  the  Manager);  Treasurer  and
                        Chief  Financial  Officer  (since  May 2000) of  Oppenheimer
                        Trust Company (a trust  company  subsidiary of the Manager);
                        Assistant   Treasurer  (since  March  1999)  of  Oppenheimer
                        Acquisition  Corp.  and   OppenheimerFunds   Legacy  Program
                        (since April 2000);  formerly  Principal and Chief Operating
                        Officer    (March    1995-March    1999),    Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Assistant Vice President of the Manager  (since September
Assistant Treasurer     1998); formerly Manager/Fund Accounting (September
since 2002              1994-September 1998) of the Manager. An officer of 82
Age: 40                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Connie Bechtolt,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002); formerly Vice  President/Corporate  Accounting of the
since 2002 Age: 40      Manager (July  1999-March  2002) prior to which he was Chief
                        Financial  Officer at Sovlink  Corporation  (April 1996-June
                        1999).  An officer of 82 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Senior Vice President  (since May 1985) and General  Counsel
Secretary since 2001    (since February 2002) of the Manager;  General Counsel and a
Age: 55                 director   (since   November   2001)   of   OppenheimerFunds
                        Distributor,   Inc.;   Senior  Vice  President  and  General
                        Counsel  (since   November   2001)  of   HarbourView   Asset
                        Management  Corporation;   Vice  President  and  a  director
                        (since November 2000) of Oppenheimer  Partnership  Holdings,
                        Inc.; Senior Vice President,  General Counsel and a director
                        (since  November  2001)  of  Shareholder   Services,   Inc.,
                        Shareholder   Financial   Services,    Inc.,   OFI   Private
                        Investments,   Inc.,   Oppenheimer  Trust  Company  and  OFI
                        Institutional   Asset  Management,   Inc.;  General  Counsel
                        (since  November  2001)  of  Centennial   Asset   Management
                        Corporation;   a   director   (since   November   2001)   of
                        Oppenheimer   Real   Asset   Management,   Inc.;   Assistant
                        Secretary   and  a  director   (since   November   2001)  of
                        OppenheimerFunds  International  Ltd.; Vice President (since
                        November   2001)   of   OppenheimerFunds   Legacy   Program;
                        Secretary  (since November 2001) of Oppenheimer  Acquisition
                        Corp.;    formerly   Acting   General   Counsel    (November
                        2001-February  2002)  and  Associate  General  Counsel  (May
                        1981-October  2001) of the Manager;  Assistant  Secretary of
                        Shareholder   Services,   Inc.  (May  1985-November   2001),
                        Shareholder     Financial    Services,     Inc.    (November
                        1989-November  2001);  OppenheimerFunds  International  Ltd.
                        and  OppenheimerFunds  plc (October  1997-November 2001). An
                        officer of 82 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Denis R. Molleur,       Vice  President and Senior  Counsel (since July 1999) of the
Assistant Secretary     Manager;    Vice    President    (since    June   1990)   of
since 2001              OppenheimerFunds    Distributor,    Inc.;   Director,   Vice
Age: 45                 President  and  Assistant  Secretary  (since  June  1999) of
                        Centennial  Asset  Management  Corporation;  Vice  President
                        (since 1997) of  Oppenheimer  Real Asset  Management,  Inc.;
                        formerly  Vice  President  and  Associate   Counsel  of  the
                        Manager (June  1990-July  1999). An officer of 73 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Katherine P. Feld,      Vice  President  (since June 1998) and Senior Counsel (since
Assistant Secretary     October 2003) of the Manager;  Vice  President  (since 1999)
since 2001              of  OppenheimerFunds  Distributor,  Inc.; Vice President and
Age: 44                 Assistant  Secretary  (since 1999) of Shareholder  Services,
                        Inc.;   Assistant   Secretary   (since   December  2001)  of
                        OppenheimerFunds  Legacy Program and  Shareholder  Financial
                        Services,   Inc.;  formerly  an  Assistant  Counsel  (August
                        1994-October  2003)  and  Assistant  Vice  President  of the
                        Manager   (August   1997-June   1998).   An  officer  of  82
                        portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  and Senior  Counsel of the  Manager  (since
Assistant Secretary     July 1999);  formerly a Vice President and Associate Counsel
since 2001              of the Manager (September  1995-July 1999). An officer of 82
Age: 36                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

|X|  Remuneration  of Trustees.  The officers the Fund and one of th Trustees of the Fund ( Murphy) who are affili with the Manager receiBe no salary or fee from
Mr Fund. The remaining at Trustees of the Fund v received the compensatth  shown below from the F ed with respect to the Fu fiscal year ended ioe  September  30,
2003. Thun compensation from all nd the Board I Funds n (including the Fund) e d represents compensatioof's received for serving a director, trustee or member of a committee n applicable) of the Boasof those Funds during calendar year ended
 OppenheimerDecember 31, 2002.

 Estimated    Aggregated Totale Compensation from Fund (1)
Retirement Benefits Accrued as Part of Fund Expenses

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Clayton K. Yeutter     $2,692 (3)       $44          $36,372           $71,792
Chairman of the Board

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli
Regulatory &
Oversight Committee
Chairman                 $2,373         $67        $55,678 (4)       $198,386 (5)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip Griffiths
Regulatory &
Oversight Committee
Member and
Governance Committee
Member                 $1,362 (6)       $16          $10,256           $60,861

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Leon Levy (7)            $1,846         $0           $133,352          $173,700

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Benjamin Lipstein (7)    $2,394         $22          $115,270          $150,152

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Joel W. Motley
Governance Committee
Acting Chairman and
Regulatory &
Oversight Committee
Member                 $1,210 (8)       $0              $0             $14,453

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Elizabeth B.             $2,248         $82          $57,086           $105,760
Moynihan (7)

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kenneth A. Randall
Audit Committee
Member and
Governance Committee
Member                   $2,062         $17          $74,471           $97,012

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward V. Regan
Audit Committee
Chairman and Proxy
Committee Chairman       $2,040         $43          $46,313           $95,960

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Russell S. Reynolds,
Jr.
Proxy Committee
Member and Audit
Committee Member         $1,526         $48          $48,991           $71,792

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Donald Spiro             $1,362         $20         $9,396 (9)         $64,080

-------------------------------------------------------------------------------------

(1)                       Aggregate Compensation from Fund includes fees and
deferred compensation, if any, for a Trustee.
(2)                       Estimated Annual Retirement Benefits to be Paid Upon
   Retirement is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible
   (after 7 years of service) to receive retirement plan benefits as described below under "Retirement Plan for Trustees."
(3)                       Includes $673 deferred by Mr. Yeutter under the
Deferred Compensation Plan described below.
(4)                       Includes $24,989 estimated to be paid to Mr. Galli
   for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
(5)   Includes $92,626 paid to Mr. Galli for serving as a trustee or director of 10 other Oppenheimer funds that are not Board I Funds.
(6)   Includes $1,362 deferred by Mr. Griffiths under the Deferred Compensation
     Plan described below.
(7)   Messrs. Levy and Lipstein and Ms. Moynihan retired as Trustees from the
   Board I Funds effective January 1, 2003, March 31, 2003 and July 31, 2003, respectively.
(8)   Includes $121 deferred by Mr. Motley under Deferred Compensation Plan described below.
(9)   The amount for Mr. Spiro is based on the assumption that he will retire at age 82 when he becomes eligible to receive retirement plan benefits
   (after 7 years of service).

|X|   Retirement Plan for Trustee. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the
Board I funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each Trustee's retirement benefits will depend on the amount of the
Trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee.  The amount paid to the
Trustee under the plan will be determined based upon the performance of the selected funds.

      Deferral of Trustees' fees under the plan will not materially affect the
Fund's assets, liabilities or net income per share.  The plan will not obligate the
Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the Securities and
Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account.

|X|   Major Shareholders.  As of October 22, 2003, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the
Fund's outstanding Class A, Class B or Class C shares were:

MLPF&S For the sole benefit of its customers, Attn: Fund Admn/#97A90,  4800 Deer
Lake Dr E, Fl 3,  Jacksonville,  FL 32246-6484,  which owned 203,820.781 Class B shares (7.69% of the Class B shares then outstanding).

Citigroup Global Mkts Inc,  109801250,  Attn:  Cindy Tempesta,  7th Fl, 333 West
34th Street,  New York, NY 10001-2483,  which owned  229,674.048  Class B shares
(8.67% of the Class B shares then outstanding).

MLPF&S For the sole benefit of its customers, Attn: Fund Admn/#97HF4,  4800 Deer
Lake Dr E, Fl 3,  Jacksonville,  FL 32246-6484,  which owned 104,058.884 Class C shares (9.69% of the Class C shares then outstanding).

Citigroup Global Mkts Inc,  109801250,  Attn:  Cindy Tempesta,  7th Fl, 333 West
34th Street,  New York, NY 10001-2483,  which owned  112,644.048  Class C shares
(10.49% of the Class C shares then outstanding).

The Manager.  The Manager is  wholly-owned by Oppenheimer  Acquisition  Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance  Company,  a
global, diversified insurance and financial services organization.

          |X| Code of Ethics.  The Fund, the Manager and the Distributor  have a
     Code of Ethics.  It is  designed to detect and  prevent  improper  personal trading by certain  employees,  including  portfolio  managers,  that would compete  with or  take  advantage  of the  Fund's  portfolio  transactions.
     Covered  persons  include  persons with  knowledge of the  investments  and investment  intentions  of the Fund and other funds advised by the Manager.
     The Code of Ethics does permit  personnel  subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

          The Code of Ethics is an exhibit to the Fund's registration  statement filed  with the SEC and can be  reviewed  and  copied at the  SEC's  Public
     Reference Room in  Washington,  D.C. You can obtain  information  about the hours of  operation  of the Public  Reference  Room by  calling  the SEC at
     1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration  statement on the SEC's EDGAR  database at the SEC's  Internet website at www.sec.gov.  Copies may be obtained, after paying a duplicating
                -----------
     fee,   by   electronic   request   at   the   following   E-mail   address:
     publicinfo@sec.gov.,  or by writing to the SEC's Public Reference  Section,
     -------------------
     Washington, D.C. 20549-0102.

|X| Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and  Procedures  under  which the Fund  votes  proxies  relating  to  securities
("portfolio  proxies")  held by the Fund. The Fund's  primary  consideration  in voting  portfolio  proxies  is the  financial  interests  of the  Fund  and  its shareholders.  The Fund has retained an unaffiliated third-party as its agent to vote  portfolio  proxies in accordance  with the Fund's  Portfolio  Proxy Voting
Guidelines  and to maintain  records of such portfolio  proxy voting.  The Proxy
Voting Guidelines  include  provisions to address conflicts of interest that may arise  between  the Fund  and OFI  where  an OFI  directly-controlled  affiliate manages or administers the assets of a pension plan of a company  soliciting the proxy. The Fund's  Portfolio Proxy Voting  Guidelines on routine and non-routine proxy proposals are summarized below.

     o    The Fund votes with the  recommendation of the issuer's  management on
          routine  matters,   including  election  of  directors   nominated  by
          management and ratification of auditors, unless circumstances indicate otherwise.

     o    In general,  the Fund  opposes  anti-takeover  proposals  and supports elimination of anti-takeover proposals,  absent unusual Management Fee
          Paid to circumstances

     o    The Fund supports  shareholder  proposals to . reduce a  super-majorit vote  requirement,  and  opposes  management  y  proposals  to  add  a super-majorit vote requirement.  o The Fund opposes propoy to classify
          t board of  directors.  o The  Fund  sals  supports  he  proposals  to eliminate  cumulative  voting. o The Fund opposes  re-pricing of stock options  o The  Fund  generally  considers  executive  .  compensation questions  such as stock  option  plans and bonus plans to be ordinary business  activity.  The Fund  analyzes  stock  option  plans,  paying
          particular   attention  to  their  dilutive  effect.  While  the  Fund
          generally  supports  management  proposals,  the Fund opposes plans it considers to be excessive.

          The Fund will be  required  to file new Form N-PX,  with its  complete proxy voting  record for the 12 mont ended June 30th,  no later than August
     31st of each year.  The firs such filing is due no hs later than August 31,
     2004, for the twelve months ended June 30, t 2004.  Once filed,  the Fund's
     Form N-PX filin will be available  (i) without  charge,  upon  request,  by calling th Fund toll-free at g 1.800.225.5677  and (ii on the SEC's website a www.sec.gov. e
       -----------

          |X| The )  Investment  Advisory  t  Agreement.  The  Manager  provides investment  advisory and managemen services to the Fund under an investment advisory  agreement  between the Manager ant the Fund. The Manager  selects securities  for the Fund's  portfolio a handles  its day-to dayd  business.
     That agreeme requires the Manager,  its expense,  to providnd the Fund with adequate  office space,  facilitint and equipment.  It alsoat  requires the
     Manager te provide and  supervise the  activities of all es  administrative
     and  clerical   personnel  o  required  to  provide   effective   corporate
     administration for the Fund. Those  responsibilities  inclu the compilation and  maintenance  of records with respect to the Fund's  operations,  thede preparation and filing of specified  reports,  and the composition of proxy materials and registration  statement for continuous  public sale of shares of the Fund. s The Fund pays expenses not expressly  assumed by the Manager under the advisory  agreement.  The  investment  advisory  agreement  lists exampl  of  expenses  paid by th  Fund.  The  major  categories  relate  to interest,  taxes, fees es Independent Trustees, e legal and audit expenses, custodian  an  transfer  agent  expenseto  share  issuance  costs,  certain
     printing  and   registration   costs,   d  brokerage   commissions,s,   and
     non-recurring expenses, including litigation cost. The management fees paid
     b the Fund to the  Manage  are  calculated  at the rates  described  in the
     Prospectus, which are y applied to the assets r the Fund as a whole. T fees are allocated to each class of shares based upon the  relativof  proportion of the Fundhe net assets  represented by that class.  The  management  fees paid be the Fund to the  Manage's  during its last three  fiscal  years are
     liste    below.    y   r   Fiscal   Year   Ended   9/30   d   unds,    Inc.

     -------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------
     2001                                                             $3,114,056
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
     2002                                                             $3,095,247
     ----------------------------------------------------------------------------
     ----------------------------------------------------------------------------
     2003                                                             $3,109,306
     ----------------------------------------------------------------------------
     1 Effective  September 1, 2003, the Manager has voluntarily agreed to waive a  portion  of its  management  fee of annual  rate  equal to 0.10% of each class's average daily net assets. The management fee waiver was $45,159.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties, or reckless disregard for its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains by reason of good faith errors or omissions on its part with respect to any of its duties under the agreement.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the Fund's right to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each year, the
Board of Trustees including a majority of the Independent Trustees is required to approve the renewal of the investment advisory agreement. The Investment Company
Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the
Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager; and
o     The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange
         Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

      These matters were also considered by the Independent Trustees meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the
Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the
Manager under the investment advisory agreement is to buy and sell portfolio securities for the Fund. The investment advisory agreement allows the Manager to use broker-dealers to effect the Fund's portfolio transactions. Under the agreement, the Manager may employ those broker-dealers (including "affiliated"
brokers, as that term is defined in the Investment Company Act) that, in the
Manager's best judgment based on all relevant factors, will implement the Fund's policy to obtain, at reasonable expense, the "best execution" of portfolio transactions. "Best execution" refers to prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, the Manager is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its
Board of Trustees.

      Under the investment advisory agreement, the Manager may select brokers that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.
Subject to those other considerations, as a factor in selecting brokers for the
Fund's portfolio transactions, the Manager may also consider sales of shares of the
Fund and other investment companies managed by the Manager or its affiliates.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price.

      The Fund seeks to obtain prompt execution of orders at the most favorable net prices. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates. Other funds advised by the Manager have investment objectives and policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. Investment research received by the Manager for the commissions paid by those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research services may be supplied to the
Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analyses on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board of the
Fund about the commissions paid to brokers furnishing research services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

------------------------------------------------------------------------------
 Fiscal Year Ended 9/30:     Total Brokerage Commissions Paid by the Fund1
------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2001                                $3,114,056
-------------------------------------------------------------------------------
------------------------------------------------------------------------------
           2002                                  $68,096
------------------------------------------------------------------------------
------------------------------------------------------------------------------

           2003                                    $0

------------------------------------------------------------------------------

1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.
2. In the fiscal year ended 9/30/03, there were no transactions directed to brokers for research services, and the amount of the commissions paid to broker-dealers for those services was $0.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The
Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the Distributor from the sale of shares during the Fund's three most recent fiscal years, and the contingent deferred sales charges retained by the Distributor on the redemption of shares for the three most recent fiscal years are shown in the tables below.

 ------------------------------------------------------------------------------
 Fiscal   Aggregate     Class A       Concessions   Concessions  Concessions
          Front-End     Front-End
          Sales         Sales         on Class A    on Class B   on Class C
 Year     Charges on    Charges       Shares        Shares       Shares
 Ended    Class A       Retained by   Advanced by   Advanced by  Advanced by
 9/30:    Shares        Distributor2  Distributor1  Distributor1 Distributor1
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2001     $486,206      $102,243       $23,462      $320,311      $27,439
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
   2002     $518,402      $112,880       $2,026       $281,132      $26,138
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

   2003     $449,336      $206,771      $573,956      $297,722      $45,734

 ------------------------------------------------------------------------------
1.    The Distributor  advances  concession payments to dealers for certain sales of Class A shares  and for  sales of Class B and  Class C shares  from its own resources at the time of sale.
2.    Includes  amounts  retained by a  broker-dealer  that is an  affiliate or a parent of the distributor.

 ------------------------------------------------------------------------------
     Fiscal Year      Class A Contingent  Class B Contingent      Class C
                                                                Contingent
                                            Deferred Sales    Deferred Sales
                        Deferred Sales     Charges Retained  Charges Retained
                     Charges Retained by          by                by
     Ended 9/30:         Distributor         Distributor        Distributor
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2001                 $311              $88,638            $1,674
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
        2002                  $0               $109,114           $1,825
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

        2003               $11,400             $115,811           $7,800

 ------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule
12b-1 of the Investment Company Act. Under those plans the Fund pays the
Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the
Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the
Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent
Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the
Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a
"majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan, and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent
Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent
Trustees

      |X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the
Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended September 30, 2003 payments under the Class A Plan totaled $1,218,583, of which $899,488 was retained by the Distributor under the arrangement described above, and included $21,109 paid to an affiliate of the
Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares for any fiscal year may not be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, other financial costs, or allocation of overhead.

      |X|   Class B and Class C Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each Plan permits the Distributor to retain both the asset-based sales charges and the service fee on shares or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B and Class C shares are purchased. After the first year shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for an advance service fee payment. If Class B or Class C shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment made on those shares. In cases where the Distributor is the broker of record for Class B and Class C shares, i.e. shareholders without the services of a broker directly invest in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B and Class C shares.

      The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% of the net assets per year of the respective class.

      The Distributor retains the asset-based sales charge on Class B shares. The
Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the
Class B and/or Class C service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charge on Class B and Class C shares allows investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B and
Class C shares. The payments are made to the Distributor in recognition that the
Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,

o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,

o     employs personnel to support distribution of Class B and Class C shares,
o     bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky"
         registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B and
         Class C shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and

o     may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.
      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B or the Class C plan is terminated by the Fund, the Board of
Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

 -------------------------------------------------------------------------------

  Distribution Fees Paid to the Distributor for the Fiscal Year Ended 9/30/03

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Class:            Total     Amount Retained   Distributor's    Distributor's
                                                 Aggregate       Unreimbursed
                                                Unreimbursed    Expenses as %
                 Payments                      Expenses Under   of Net Assets
                Under Plan    by Distributor        Plan           of Class
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class B Plan    $360,217        $350,387        $1,561,276         4.75%

 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Class C Plan    $118,449        $30,638          $220,009          1.68%

 -------------------------------------------------------------------------------

   1 Includes $11,434 paid to an affiliate of the Distributor's parent company.
   2 Includes $54,700 paid to an affiliate of the Distributor's parent company.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its performance. These terms include "standardized yield,"
"tax-equivalent yield," "dividend yield," "average annual total return," "cumulative total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how yields and total returns are calculated is set forth below. The charts below show the Fund's performance as of the its most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds
Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the one-, five- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Certain types of yields may also be shown, provided that they are accompanied by standardized average annual total returns.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods.
However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:

      o     Yields and total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and its yields and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Yields and total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future yields or returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The yields and total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

|X|   Yields. The Fund uses a variety of different yields to illustrate its current returns. Each class of shares calculates its yield separately because of the different expenses that affect each class.

o     Standardized Yield. The "standardized yield" (sometimes referred to just as "yield") is shown for a class of shares for a stated 30-day period. It is not based on actual distributions paid by the Fund to shareholders in the 30-day period, but is a hypothetical yield based upon the net investment income from the
Fund's portfolio investments for that period. It may therefore differ from the
"dividend yield" for the same class of shares, described below.

      Standardized yield is calculated using the following formula set forth in rules adopted by the SEC, designed to assure uniformity in the way that all funds calculate their yields:

---------------------------------------------------------------------------------

---------------------------------------------------------------------------------

 Standardized Yield = 2a-b +1)6 -1]
                       ---
                     [(
                       cd

      The symbols above represent the following factors:
      a =  dividends and interest earned during the 30-day period.
      b =  expenses accrued for the period (net of any expense assumptions).
      c =  the average daily number of shares of that class outstanding during the 30-day period that were entitled to receive dividends.
      d =  the maximum offering price per share of that class on the last day of the period, adjusted for undistributed net investment income.

      The standardized yield for a particular 30-day period may differ from the yield for other periods. The SEC formula assumes that the standardized yield for a
30-day period occurs at a constant rate for a six-month period and is annualized at the end of the six-month period. Additionally, because each class of shares is subject to different expenses, it is likely that the standardized yields of the
Fund's classes of shares will differ for any 30-day period.

o     Dividend Yield. The Fund may quote a "dividend yield" for each class of its shares. Dividend yield is based on the dividends paid on a class of shares during the actual dividend period. To calculate dividend yield, the dividends of a class declared during a stated period are added together, and the sum is multiplied by 12 (to annualize the yield) and divided by the maximum offering price on the last day of the dividend period. The formula is shown below:

   Dividend Yield = dividends paid x 12/maximum offering price (payment date)

      The maximum offering price for Class A shares includes the current maximum initial sales charge. The maximum offering price for Class B and Class C shares is the net asset value per share, without considering the effect of contingent deferred sales charges. The Class A dividend yield may also be quoted without deducting the maximum initial sales charge.

o     Tax-Equivalent Yield. The "tax-equivalent yield" of a class of shares is the equivalent yield that would have to be earned on a taxable investment to achieve the after-tax results represented by the Fund's tax-equivalent yield. It adjusts the Fund's standardized yield, as calculated above, by a stated tax rate.
 Using different tax rates to show different tax equivalent yields shows investors in different tax brackets the tax equivalent yield of the Fund based on their own tax bracket.

      The tax-equivalent yield is based on a 30-day period, and is computed by dividing the tax-exempt portion of the Fund's current yield (as calculated above)
by one minus a stated income tax rate. The result is added to the portion (if any)
of the Fund's current yield that is not tax-exempt.

      The  tax-equivalent  yield may be used to  compare  the tax  effects  of income derived from the Fund with income from taxable  investments  at the tax rates stated.
Your tax bracket is  determined  by your  federal and state  taxable  income (the net amount subject to federal and state income tax after deductions and exemptions).

--------------------------------------------------------------------------------

            The Fund's Yields for the 30-Day Periods Ended 9/30/03

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class of   Standardized   Dividend Yield    Tax-Equivalent     Tax-Equivalent
                                            Yield (39.45%      Yield (41.82%
                                               Combined      Combined Federal,
Shares                                     Federal/New York   State & City Tax
               Yield                         Tax Bracket)         Bracket)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

          Without After   Without After   Without  After
                                                             Without
                                                             Sales    After
          Sales   Sales   Sales   Sales   Sales    Sales      Charge  Sales
          Charge  Charge  Charge  Charge   Charge   Charge             Charge

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class A    5.92%   5.64%   5.62%   5.35%   9.77%     9.31%    10.17%    9.69%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class B    5.14%    N/A    4.91%    N/A    8.49%      N/A     8.84%      N/A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class C    5.14%    N/A    4.91%    N/A    8.48%      N/A     8.83%      N/A

--------------------------------------------------------------------------------

      |X|   Total Return Information. There are different types of "total returns"
to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, 10 years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.
      In calculating total returns for Class A shares, the current maximum sales charge of 4.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

      o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV"
in the formula) of that investment, according to the following formula:

      ERV      - 1  Average Annual Total
            l/n     Return

      ------

       P

o     Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000
("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

            o     Average Annual Total Return (After Taxes on Distributions and
Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits
(each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

      o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.
Cumulative total return is determined as follows:

  ERV - P   = Total Return

------------

     P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for each class of shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

      ---------------------------------------------------------------------------

                The Fund's Total Returns for the Periods Ended 9/30/03

      ---------------------------------------------------------------------------
----------------------------------------------------------------------------

-------   Cumulative      Average

-------

Class
of                      Annual Total
Shares  Total Returns     Returns

----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                                            1-Year                    5-Years                    10-Years
                                                                                            (or life of class)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
                After     Without     After       Without     After Sales     Without      After Sales    Without
                Sales     Sales       Sales    Sales Charge      Charge        Sales         Charge       Sales
                 Charge    Charge    Charge                                   Charge                       Charge
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Class A          50.79%1  58.30%1    -2.77%        2.07%         2.98%         3.99%          4.19%         4.70%

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Class B          51.32%2  51.32%2    -3.47%        1.36%         2.87%         3.20%          4.23%         4.23%

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Class C          45.21%3  45.21%3     0.39%        1.35%         3.21%         3.21%         4.72%1        4.72%1

--------------------------------------------------------------------------------------------------------------------

1.          Inception of Class A:   8/16/94.
Inception of Class B:   3/1/93.
3.          Inception of Class C:   8/29/95.

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         Average Annual Total Returns for Class A Shares1 (After Taxes)

                         For the Periods Ended 9/30/03

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                 1-Year           5-Years          10-Years
---------------------------------------------------------------------------------
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After Taxes on Distributions     -2.78%            2.98%             4.15%

---------------------------------------------------------------------------------
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After Taxes on                    0.04%            3.28%             4.30%

Distributions and
Redemption of Fund Shares
---------------------------------------------------------------------------------
1.    Inception of Class A shares: 8/16/84.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders.
You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional
Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc. ("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The
Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group"
indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. Lipper also publishes "Lipper Leader" awards in two categories:

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is ranked among the
Municipal New York bond category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on
downward variations and rewarding consistent performance.   The top 10% of funds in
each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive
3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The
Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or
similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S.
government.

      From time to time, the Fund may publish rankings or ratings of the Manager or
Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves.  Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation.
The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account.
Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,

o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,

o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

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ABOUT your account

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How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset Builder
             ---
Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange ("the Exchange"). The
Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of
Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of
Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

|X|   Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o     Class A and Class B shares you purchase for your individual accounts

            (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors,

o     Current purchases of Class A and Class B shares of the Fund and other
            Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o     Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the
            Oppenheimer funds.

      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

|X|   The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Preservation Fund     Oppenheimer Multiple Strategies Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund II
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Value Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer Limited-Term Government Fund  Limited-Term New York Municipal Fund
And the following money market funds:     Rochester Fund Municipals

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
Centennial America Fund, L. P.           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust   Centennial Tax Exempt Trust

          There is an initial  sales charge on the purchase of Class A shares of each of the  Oppenheimer  funds  described  above except the money  market.
     Under  certain  circumstances  described in this  Statement  of  Additional
     Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent ("Letter"),  if you purchase Class A shares or Class A and Class B shares  of the Fund and  other  Oppenheimer  funds during a 13-month  period,  you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the  Letter.  Letters do not  consider  Class C shares you purchase or may have purchased.

A Letter  is an  investor's  statement  in  writing  to the  Distributor  of the intention  to purchase  Class A shares or Class A and Class B shares of the Fund
(and other Oppenheimer funds) during a 13-month period (the "Letter period"). At the investor's  request,  this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's  intention to make the aggregate  amount of purchases  of shares  which,  when added to the  investor's holdings of shares of those funds,  will equal or exceed the amount specified in the Letter.  Purchases made by  reinvestment  of dividends or  distributions  of capital gains and purchases  made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

A Letter  enables an investor to count the Class A and Class B shares  purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of
Accumulation  to current  purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price  (including the sales charge)  that  applies  to a single  lump-sum  purchase  of shares in the amount intended to be purchased under the Letter.

In submitting a Letter,  the investor  makes no  commitment to purchase  shares.
However,  if the investor's  purchases of shares within the Letter period,  when added to the value (at offering  price) of the investor's  holdings of shares on the last day of that  period,  do not  equal or  exceed  the  intended  purchase amount,  the  investor  agrees  to pay the  additional  amount  of sales  charge applicable  to such  purchases.  That amount is  described in "Terms of Escrow,"
below (those  terms may be amended by the  Distributor  from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the  Transfer  Agent  subject  to the Terms of Escrow.
Also,  the  investor  agrees  to be bound by the terms of the  Prospectus,  this
Statement of Additional  Information and the application  used for a Letter.  If those  terms are  amended,  as they may be from  time to time by the  Fund,  the investor agrees to be bound by the amended terms and that those  amendments will apply automatically to existing Letters.

If the total  eligible  purchases  made during the Letter period do not equal or exceed the intended  purchase  amount,  the  concessions  previously paid to the dealer of record for the account and the amount of sales charge  retained by the
Distributor  will be adjusted to the rates applicable to actual total purchases.
If total  eligible  purchases  during the  Letter  period  exceed  the  intended purchase  amount  and exceed  the  amount  needed to qualify  for the next sales charge rate reduction set forth in the  Prospectus,  the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer  returns  to the  Distributor  the  excess of the  amount of  concessions allowed or paid to the dealer over the amount of  concessions  that apply to the actual amount of purchases.  The excess concessions  returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the
Distributor's receipt thereof.

In  determining  the  total  amount of  purchases  made  under a Letter,  shares redeemed by the investor  prior to the  termination of the Letter period will be deducted.  It is the  responsibility of the dealer of record and/or the investor to advise the Distributor  about the Letter when placing any purchase orders for the  investor  during  the Letter  period.  All of such  purchases  must be made through the Distributor.

|X| Terms of Escrow That Apply to Letters of Intent.

1. Out of the initial  purchase  (or  subsequent  purchases if  necessary)  made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount  specified in the Letter shall be held in escrow by the Transfer
Agent. For example, if the intended purchase amount is $50,000, the escrow shall be  shares  valued  in the  amount of $2,500  (computed  at the  offering  price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

2. If the total  minimum  investment  specified  under the  Letter is  completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

3. If, at the end of the 13-month Letter period the total purchases  pursuant to the Letter are less than the intended  purchase amount  specified in the Letter, the investor  must remit to the  Distributor  an amount equal to the  difference between the dollar amount of sales charges actually paid and the amount of sales charges  which would have been paid if the total amount  purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer,  the
Distributor will, within sixty days of the expiration of the Letter,  redeem the number of escrowed shares necessary to realize such difference in sales charges.
Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such  additional  sales  charge,  the sales charge will be withheld  from the redemption proceeds.

4. By signing the Letter, the investor irrevocably  constitutes and appoints the
Transfer  Agent as  attorney-in-fact  to  surrender  for  redemption  any or all escrowed shares.

5. The shares  eligible for  purchase  under the Letter (or the holding of which may be counted toward  completion of a Letter) include:  (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent  deferred sales charge,  (b) Class B shares of other  Oppenheimer  funds  acquired  subject to a contingent  deferred sales charge, and (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired  subject to a Class A initial or contingent  deferred sales charge or (2) Class B shares of one of the other  Oppenheimer  funds that were acquired subject to a contingent deferred sales charge.

6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is  requested,  as described in the section of the  Prospectus  entitled  "How  to  Exchange  Shares"  and the  escrow  will be transferred to that other fund.

Asset  Builder  Plans.  As  explained  in the  Prospectus,  you  must  initially establish  your  account  with $500.  Subsequently,  you can  establish an Asset
Builder Plan to automatically  purchase  additional  shares directly from a bank account for as little as $50. For those accounts  established  prior to November
1, 2002 and which have previously  established  Asset Builder Plans,  additional purchases  will remain at $25.  Shares  purchased by Asset Builder Plan payments from bank  accounts  are  subject  to the  redemption  restrictions  for  recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member.  Asset  Builder  Plans may not be used to buy shares for OppenheimerFunds  employer-sponsored  qualified  retirement accounts.  Asset
Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly  automatic  purchases of shares of up to four other
Oppenheimer funds.

          If you make payments from your bank account to purchase  shares of the
     Fund, your bank account will be debited  automatically.  Normally the debit will be made two business days prior to the  investment  dates you selected on your  application.  Neither the  Distributor,  the Transfer Agent or the
     Fund shall be responsible  for any delays in purchasing  shares that result from delays in ACH transmissions.

          Before you  establish  Asset  Builder  payments,  you should  obtain a prospectus  of the  selected  fund(s) from your  financial  advisor (or the
     Distributor) and request an application from the Distributor.  Complete the application  and return it. You may change the amount of your Asset Builder payment or you can terminate  these  automatic  investments  at any time by writing to the Transfer  Agent.  The Transfer  Agent  requires a reasonable period  (approximately  10 days)  after  receipt  of your  instructions  to
     implement  them.  The  Fund  reserves  the  right  to  amend,   suspend  or
     discontinue offering Asset Builder plans at any time without prior notice.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for  example,  when a purchase  check is  returned  to the Fund  unpaid)
causes a loss to be incurred  when the net asset values of the Fund's  shares on the  cancellation  date is less than on the purchase date. That loss is equal to the amount of the  decline in the net asset  value per share  multiplied  by the number of shares in the purchase  order.  The investor is  responsible  for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the  Distributor for that amount by redeeming shares from any account  registered in that investor's  name, or the Fund or the
Distributor may seek other redress.

Classes of Shares.  Each class of shares of the Fund  represents  an interest in the same portfolio of investments of the Fund. However, each class has different shareholder  privileges and features.  The net income attributable to Class B or
Class C shares and the  dividends  payable on Class B or Class C shares  will be reduced by  incremental  expenses  borne  solely by that class.  Those  expenses include the asset-based sales charges to which Class B and Class C are subject.

          The availability of different classes of shares permits an investor to choose the method of  purchasing  shares that is more  appropriate  for the investor. That may depend on the amount of the purchase, the length of time the investor  expects to hold  shares,  and other  relevant  circumstances.
     Class A shares normally are sold subject to an initial sales charge.  While
     Class B and Class C shares have no initial sales charge, the purpose of the deferred sales charge and  asset-based  sales charge on Class B and Class C shares is the same as that of the initial  sales charge on Class A shares -
     to  compensate  the   Distributor   and  brokers,   dealers  and  financial
     institutions that sell shares of the Fund. A salesperson who is entitled to receive  compensation  from his or her firm for  selling  Fund  shares  may receive  different  levels of compensation  for selling one class of shares rather than another.

          The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1  million or more for Class C shares on behalf of a single  investor  (not  including  dealer  "street  name"  or  omnibus accounts).  That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

          |X| Class B Conversion.  Under current  interpretations  of applicable federal income tax law by the Internal Revenue  Service,  the conversion of
     Class B shares to Class A shares 72 months after purchase is not treated as
     a  taxable   event  for  the   shareholder.   If  those  laws  or  the  IRS
     interpretation  of those  laws  should  change,  the  automatic  conversion feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class
     B  shares  could  then be  exchanged  for  Class A shares  on the  basis of relative net asset value of the two classes,  without the  imposition  of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

          |X|  Allocation  of Expenses.  The Fund pays  expenses  related to its daily operations,  such as custodian fees,  Trustees' fees, transfer agency fees,  legal fees and auditing  costs.  Those  expenses are paid out of the
     Fund's assets and are not paid  directly by  shareholders.  However,  those expenses  reduce  the  net  asset  values  of  shares,  and  therefore  are indirectly borne by shareholders through their investment.

          The methodology  for  calculating  the net asset value,  dividends and distributions of the Fund's share classes recognizes two types of expenses.
     General  expenses  that do not  pertain  specifically  to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class,  and then equally to each  outstanding  share within a given class. Such general expenses include  management fees,  legal,  bookkeeping and  audit  fees,  printing  and  mailing  costs  of  shareholder  reports,
     Prospectuses,  Statements of Additional Information and other materials for current shareholders,  fees to unaffiliated  Trustees,  custodian expenses, share issuance costs,  organization and start-up costs, interest, taxes and brokerage  commissions,  and  non-recurring  expenses,  such as  litigation costs.

          Other expenses that are directly  attributable  to a particular  class are allocated equally to each outstanding share within that class. Examples of such  expenses  include  distribution  and service  plan  (12b-1)  fees, transfer and shareholder  servicing agent fees and expenses and shareholder meeting  expenses  (to the  extent  that such  expenses  pertain  only to a specific class).

Account Fees. As stated in the  Prospectus,  a $12 annual fee is assessed on any account valued at less than $500. This fee will not be assessed on the following accounts:  o  Accounts  that  have  balances  below  $500  due to the  automatic conversion  of shares from Class B to Class A shares;  o Accounts with an active
Asset Builder  Plan,  payroll  deduction  plan or a military  allotment  plan; o
OppenheimerFunds-sponsored  group retirement accounts that are making continuing purchases;  o Certain  accounts  held by  broker-dealers  through  the  National
Securities  Clearing  Corporation;  and o  Accounts  that  fall  below  the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

The fee is automatically  deducted from qualifying accounts annually on or about the second to last business day of September.  This annual fee is waived for any shareholders  who elect to access their  account  documents  through  electronic document  delivery  rather  than in paper  copy and who  elect  to  utilize  the
Internet or PhoneLink as their primary source for their general servicing needs.
To sign up to access account documents  electronically via eDocs Direct,  please visit the  Service  Center on our  website at  www.oppenheimerfunds.com  or call
                                               ------------------------
1.888.470.0862 for instructions.

Determination  of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are  determined  as of the close of business of the Exchange on each day that the Exchange is open.  The  calculation is done by dividing  the value of the  Fund's  net  assets  attributable  to a class by the number of shares of that  class  that are  outstanding.  The  Exchange  normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example,  in case  of  weather  emergencies  or on days  falling  before  a U.S.
holiday).  All  references to time in this  Statement of Additional  Information mean "Eastern  time." The Exchange's most recent annual  announcement  (which is subject to change)  states that it will close on New Year's Day,  Martin  Luther
King, Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence  Day,
Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

          Dealers other than Exchange  members may conduct  trading in municipal securities on days on which the Exchange is closed (including  weekends and holidays) or after 4:00 P.M. on a regular  business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset
     values  per  share  may  be  significantly   affected  on  such  days  when
     shareholders may not purchase or redeem shares.

          |X| Securities Valuation. The Fund's Board of Trustees has established procedures  for the  valuation of the Fund's  securities.  In general those procedures are as follows:

o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"  prices  determined  by a portfolio  pricing service  approved by the Fund's Board of Trustees or obtained by the Manager  from two active  market  makers in the  security on the basis of reasonable  inquiry.  o The following  securities are valued at the mean between the "bid" and "asked"  prices  determined by a pricing  service  approved by the
Fund's  Board of Trustees or  obtained  by the  Manager  from two active  market makers in the security on the basis of reasonable inquiry:  (1) debt instruments that have a maturity  of more than 397 days when  issued,  (2) debt  instruments that  had a  maturity  of 397 days or less  when  issued  and  have a  remaining maturity of more than 60 days, and (3) non-money  market debt  instruments  that had a  maturity  of 397 days or less  when  issued  and which  have a  remaining maturity  of 60 days or less.  o The  following  securities  are valued at cost, adjusted for  amortization  of premiums and  accretion of  discounts:  (1) money market debt  securities  held by a non-money  market fund that had a maturity of less than 397 days when  issued  that have a  remaining  maturity  of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less. o Securities (including restricted securities) not having  readily-available  market quotations are valued at fair value determined under the Board's procedures.

          If the Manager is unable to locate two market  makers  willing to give quotes,  a security may be priced at the mean between the "bid" and "asked"
     prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

          In the case of municipal securities, when last sale information is not generally  available,  the Manager may use pricing services approved by the
     Board of Trustees.  The pricing service may use "matrix" comparisons to the prices  for  comparable  instruments  on the  basis of  quality,  yield and maturity.  Other special  factors may be involved  (such as the  tax-exempt status of the  interest  paid by  municipal  securities).  The Manager will monitor the accuracy of the pricing  services.  That monitoring may include comparing  prices used for  portfolio  valuation  to actual sales prices of selected securities.

          Puts,  calls,  futures and municipal  bond index futures are valued at the last sale price on the  principal  exchange on which they are traded or on Nasdaq(R),  as applicable,  as determined by a pricing service approved by the Board of Trustees or by the  Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within  the spread of the  closing  "bid" and  "asked"  prices on the principal  exchange or on Nasdaq on the  valuation  date. If not, the value shall be the  closing bid price on the  principal  exchange or on Nasdaq on the valuation date. If the put, call or future is not traded on an exchange or on  Nasdaq,  it shall be valued by the mean  between  "bid" and  "asked"
     prices  obtained by the Manager from two active market  makers.  In certain cases that may be at the "bid" price if no "asked" price is available.

          When the  Fund  writes  an  option,  an  amount  equal to the  premium received is included in the Fund's  Statement of Assets and  Liabilities as
     an asset. An equivalent  credit is included in the liability  section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments,  if a call or put written by the Fund is  exercised,  the proceeds  are  increased by the premium  received.  If a call or put written by the Fund expires,  the Fund has a gain in the amount of the premium.  If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.
     If the Fund  exercises a put it holds,  the amount the Fund receives on its sale of the underlying  investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information  below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting. When a check is presented to
United Missouri Bank (the "Bank") for
clearance, the Bank will ask the Fund to
redeem a sufficient number of full and
fractional shares in the shareholder's
account to cover the amount of the check.
This enables the shareholder to continue
receiving dividends on those shares until
the check is presented to the Fund. Checks
may not be presented for payment at the
offices of the Bank or the Fund's
custodian. This limitation does not affect
the use of checks for the payment of bills
or to obtain cash at other banks. The Fund
reserves the right to amend, suspend or
discontinue offering checkwriting
privileges at any time.  The Fund will
provide you notice whenever it is required
to do so by applicable law.

In choosing to take  advantage  of the  Checkwriting  privilege,  by signing the account  application or by completing a Checkwriting  card,  each individual who signs:  (1) for  individual  accounts,  represents  that they are the registered owner(s)  of the  shares  of the  Fund in that  account;  (2) for  accounts  for corporations,  partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);  (3) authorizes the
Fund, its Transfer  Agent and any bank through which the Fund's drafts  (checks)
are payable to pay all checks drawn on the Fund account of such person(s) and to redeem a sufficient  amount of shares from that account to cover payment of each check; (4) specifically  acknowledges that if they choose to permit checks to be honored if there is a single  signature on checks drawn against joint  accounts, or  accounts  for  corporations,  partnerships,  trusts or other  entities,  the signature  of any one  signatory  on a check  will be  sufficient  to  authorize payment of that check and redemption  from the account,  even if that account is registered  in the  names of more than one  person  or more than one  authorized signature  appears on the Checkwriting  card or the application,  as applicable;
(5) understands that the Checkwriting  privilege may be terminated or amended at any time by the Fund and/or the Fund's  bank;  and (6)  acknowledges  and agrees that neither the Fund nor its bank shall incur any liability for that  amendment or termination of checkwriting  privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending  Redemption  Proceeds by Federal  Funds Wire.  The Federal Funds wire of redemption  proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would  normally  authorize  the wire to be made, which is usually the Fund's next regular  business day following the redemption.
In those  circumstances,  the wire will not be  transmitted  until the next bank business day on which the Fund is open for business.  No dividends  will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment  Privilege.  Within six months of a redemption,  a shareholder  may reinvest all or part of the redemption  proceeds of: o Class A shares  purchased subject  to an  initial  sales  charge or Class A shares  on which a  contingent deferred  sales  charge was paid,  or o Class B shares that were  subject to the
Class B contingent deferred sales charge when redeemed.

          The  reinvestment  may be made  without  sales  charge only in Class A shares of the Fund or any of the other  Oppenheimer funds into which shares of the Fund are  exchangeable  as  described  in "How to  Exchange  Shares"
     below.  Reinvestment will be at the net asset value next computed after the
     Transfer Agent receives the  reinvestment  order.  The shareholder must ask the Transfer  Agent for that  privilege at the time of  reinvestment.  This privilege does not apply to Class C shares. The Fund may amend,  suspend or cease  offering  this  reinvestment  privilege  at any  time  as to  shares redeemed after the date of such amendment, suspension or cessation.

          Any capital  gain that was realized  when the shares were  redeemed is taxable,  and reinvestment  will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption,  some or all of the loss may not be tax  deductible,  depending on the timing and amount of the  reinvestment.  Under the Internal  Revenue Code, if the  redemption proceeds of Fund shares on which a sales charge was paid are  reinvested in shares of the Fund or another of the  Oppenheimer  funds  within 90 days of payment of the sales charge,  the shareholder's  basis in the shares of the
     Fund that were  redeemed  may not  include  the amount of the sales  charge paid.  That would reduce the loss or increase the gain  recognized from the redemption.  However,  in that case the sales  charge would be added to the basis  of the  shares  acquired  by  the  reinvestment  of  the  redemption proceeds.

Payments "In Kind".  The Prospectus  states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine  that it would be detrimental to the best  interests of the remaining  shareholders  of the Fund to make payment of a redemption  order wholly or partly in cash.  In that case,  the Fund may pay the redemption  proceeds in whole or in part by a  distribution  "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

          The Fund has elected to be governed by Rule 18f-1 under the Investment
     Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the  lesser of  $250,000  or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind,  the redeeming  shareholder  might incur  brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions  in kind  using  the same  method  the Fund  uses to value  its portfolio  securities  described  above under  "Determination  of Net Asset
     Values  Per  Share."  That  valuation  will  be  made  as of the  time  the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary  redemption  of the shares held in any account if the  aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix.  The Board of Trustees  will not cause the  involuntary  redemption  of shares in an account if the  aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises  this  right,  it may also fix the  requirements  for any notice to be given to the  shareholders  in question  (not less than 30 days).  The Board may alternatively  set  requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be  involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different  registration is not an event that  triggers  the payment of sales  charges.  Therefore,  shares are not subject to the payment of a contingent deferred sales charge of any class at the time of  transfer  to the name of another  person or entity.  It does not matter whether the transfer occurs by absolute assignment,  gift or bequest, as long as it does not involve,  directly or indirectly,  a public sale of the shares. When shares  subject to a  contingent  deferred  sales  charge are  transferred,  the transferred shares will remain subject to the contingent  deferred sales charge.
It  will  be  calculated  as if the  transferee  shareholder  had  acquired  the transferred  shares in the same manner and at the same time as the  transferring shareholder.

          If less than all shares held in an account are  transferred,  and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer,  the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class
     B or  Class  C  contingent  deferred  sales  charge  will  be  followed  in determining the order in which shares are transferred.

Special  Arrangements  for  Repurchase  of Shares from Dealers and Brokers.  The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers  on behalf of their  customers.  Shareholders  should  contact  their broker or dealer to arrange this type of redemption.  The  repurchase  price per share will be the net asset value next computed after the  Distributor  receives an order placed by the dealer or broker.  However, if the Distributor receives a repurchase  order from a dealer or broker  after the close of the  Exchange on a regular  business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers  prior to the time the Exchange closes.  Normally,  the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally,  the order must have been transmitted to and received by the  Distributor  prior to its close of business  that day (normally
5:00 P.M.).

          Ordinarily,  for  accounts  redeemed  by a  broker-dealer  under  this procedure, payment will be made within three business days after the shares
     have  been  redeemed  upon  the  Distributor's   receipt  of  the  required
     redemption  documents in proper form.  The  signature(s)  of the registered owners on the  redemption  documents must be guaranteed as described in the
     Prospectus.

Automatic  Withdrawal and Exchange  Plans.  Investors  owning shares of the Fund valued at $5,000  or more can  authorize  the  Transfer  Agent to redeem  shares
(having  a  value  of at  least  $50)  automatically  on a  monthly,  quarterly, semi-annual or annual basis under an Automatic  Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the  shareholder for receipt of the payment.  Automatic  withdrawals of up to $1,500 per month may be requested  by  telephone  if  payments  are to be made by check  payable  to all shareholders of record.  Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.
Required minimum distributions from OppenheimerFunds-sponsored  retirement plans may not be arranged on this basis.

          Payments  are  normally  made  by  check,  but   shareholders   having
     AccountLink  privileges  (see  "How To Buy  Shares")  may  arrange  to have
     Automatic   Withdrawal  Plan  payments  transferred  to  the  bank  account
     designated   on  the  account   application   or  by   signature-guaranteed
     instructions  sent to the  Transfer  Agent.  Shares are  normally  redeemed pursuant to an Automatic  Withdrawal  Plan three  business  days before the payment  transmittal  date you  select  in the  account  application.  If a contingent  deferred sales charge applies to the redemption,  the amount of the check or payment will be reduced accordingly.

          The Fund cannot guarantee  receipt of a payment on the date requested.
     The Fund reserves the right to amend, suspend or discontinue offering these plans at any  time  without  prior  notice.  Because  of the  sales  charge assessed on Class A share purchases,  shareholders  should not make regular additional  Class A share  purchases  while  participating  in an Automatic
     Withdrawal  Plan.  Class B and Class C  shareholders  should not  establish automatic  withdrawal  plans,  because of the  potential  imposition of the contingent  deferred  sales charge on such  withdrawals  (except  where the contingent  deferred  sales  charge is waived as described in Appendix C to this Statement of Additional Information).

          By  requesting  an  Automatic   Withdrawal  or  Exchange   Plan,   the
     shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the  Distributor.  When adopted,  any amendments will  automatically apply to existing Plans.

          |X| Automatic Exchange Plans.  Shareholders can authorize the Transfer
     Agent to exchange a pre-determined  amount of shares of the Fund for shares
     (of the same class) of other Oppenheimer funds  automatically on a monthly, quarterly,  semi-annual  or annual basis under an Automatic  Exchange Plan.
     The minimum amount that may be exchanged to each other fund account is $50.
     Instructions  should be provided  on the  OppenheimerFunds  Application  or signature-guaranteed  instructions.  Exchanges  made under  these plans are subject to the restrictions that apply to exchanges as set forth in "How to
     Exchange  Shares"  in  the  Prospectus  and  below  in  this  Statement  of
     Additional Information.

          |X|  Automatic  Withdrawal  Plans.  Fund  shares  will be  redeemed as necessary to meet  withdrawal  payments.  Shares  acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains  distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent  necessary to make  withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

          The Transfer Agent will administer the investor's Automatic Withdrawal
     Plan as agent for the  shareholder(s)  (the  "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action  taken or not taken by the  Transfer  Agent in good faith to administer the plan.  Share  certificates  will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the  Planholder  on the records of the Fund.  Any share  certificates  held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan  application that the shares represented by the certificate may be held under the plan.

          For accounts subject to Automatic  Withdrawal Plans,  distributions of capita gains must be  reinvested  in shares of  theCentennial  New York Tax
     Exempt  Trust Fund,  which will be done at net asset value  without a sales charge.  Dividends  o  shares  held in the  account  may be paid in cash or reinvested.  l Shares will be redeemed to make  withdrawal  payments at the net asset valu per share  determined  on the  redemption n date.  Checks or
     AccountLink  payments  representing  the proceeds of Plan  withdrawals will normally be transmitted  three business days prior to the date selected for receipt of the payment,  e according to the choice  specified in writing by the  Planholder.  Receipt  of  payment  on  the  date  selected  cannot  be guaranteed.

          The amount and the interval of  disbursement  payments and the address to which checks are to be mailed or AccountLink payments are to be sent may
     b changed at any time by the  Planholder by writing to the Transfer  Agent.
     The  Planholder  should  allow at least two weeks' time after  mailing such notification for the requested  change to be put in effect.  The Planholder may, at e any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper  form  in  accordance  with  the  requirements  of the  then-current
     Prospectus  of the Fund. In that case,  the Transfer  Agent will redeem the number of shares  requested  at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

          The  Planholder  may  terminate  a Plan at any time by  writing to the
     Transfer  Agent.  The Fund may also give  directions  the Transfer Agent to terminate  a Plan.  T Transfer  Agent will also  terminate  a Plan upon its receipt of evidence  satisfactory  to it that the Planholder has died or is legally  incapacitated.  Upon termination o a Plan by the Transfer Agent or
     the  Fund,to   shares  that  have  not  been  redeemed  will  bhe  held  in uncertificated form in the name o the Planholder. The account will continue as a dividend-reinvestment, uncertificate account unless and until proper f instructions  are received  from the  Planholder,  his or her executor or e guardian, or another authorized person. f

To use  Class A  shares  held  under  thd  plan as  collateral  for a debt,  the
Planholder may request  issuance of a portion of the shares in certificated  for
Upon written request from the Planholder,  the Transfer Agent will determine the number of shares for which a  certificate  e may be issued  without  causing the withdrawal checks to stop. However,  shoul such uncertificated  shares become m.
exhausted, plan withdrawals will terminat

          If the Transfer  Agent  ceases to act as transfer  agent for the Fund, the Planholder will be deemed to have appointd any successor transfer agent to act as agent in administering the Plan. e.

How to Exchange Shares

As stated in the  Prospectus,  shares of a ed  particular  class of  Oppenheimer funds having more than one class of shares may exchanged  only for shares of the same cla of other  Oppenheimer  funds.  Shares of Oppenheimer  funds that have a single clas  without a class  designation  are deemed  "Class A" shares for this purpose.  You ca obtain a current list showing which fundsbe offer which classes of  shares by  calling  ss the  Distributor.  s o All of the  Oppenheimer  funds currently offer Class A, B, C, N ann Y shares with the following exceptions:

      The following funds only offer
      Class A shares:
Centennial America Fund, L.P.            d

       Centennial California Tax Exempt     Centennial Tax Exempt Trust
       Trust
       Centennial Government Trust          Oppenheimer Money Market Fund, Inc.
       Centennial Money Market Trust

                                                         Oppenheimer
            The following funds do not offer Class N     Pennsylvania

            shares:                                      Municipal Fund
      Oppenheimer AMT-Free Municipals
      Oppenheimer AMT-Free New York          Oppenheimer Rochester National
      Municipals                             Municipals
      Oppenheimer California Municipal Fund  Oppenheimer Senior Floating Rate
                                             Fund
      Oppenheimer Limited Term Municipal     Limited Term New York Municipal Fund
      Fund
      Oppenheimer New Jersey Municipal Fund  Rochester Fund Municipals
      The following funds do not offer Class Y shares:
      Oppenheimer AMT-Free Municipals        Oppenheimer Limited Term Municipal Fund
      Oppenheimer AMT-Free New York          Oppenheimer Multiple Strategies Fund
      Municipals
      Oppenheimer California Municipal Fund  Oppenheimer New Jersey Municipal Fund
      Oppenheimer Capital Income Fund        Oppenheimer Pennsylvania Municipal Fund
      Oppenheimer Cash Reserves              Oppenheimer Principal Protected Main
                                             Street Fund
      Oppenheimer Champion Income Fund       Oppenheimer Principal Protected Main
                                             Street Fund II
      Oppenheimer Convertible Securities     Oppenheimer Quest Capital Value Fund,
      Fund                                   Inc.
      Oppenheimer Disciplined Allocation     Oppenheimer Quest International Value
      Fund                                   Fund, Inc.
      Oppenheimer Developing Markets Fund    Oppenheimer Rochester National
                                             Municipals
      Oppenheimer Gold & Special Minerals    Oppenheimer Senior Floating Rate Fund
      Fund
      Oppenheimer International Bond Fund    Oppenheimer Small Cap Value Fund
      Oppenheimer International Growth Fund  Oppenheimer Total Return Bond Fund
      Oppenheimer International Small        Limited Term New York Municipal Fund
      Company Fund

     o    Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any  other  fund.  o Class B,  Class C and Class N shares of
          Oppenheimer  Cash  Reserves are generally  available  only by exchange from the same  class of shares of other  Oppenheimer  funds or through
          OppenheimerFunds-sponsored   401(k)   plans.   o  Class  M  shares  of
          Oppenheimer  Convertible  Securities  Fund may be  exchanged  only for
          Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other  Oppenheimer funds except
          Class A shares of Oppenheimer  Money Market Fund or  Oppenheimer  Cash
          Reserves  acquired by exchange of Class M shares.  o Class X shares of
          Limited Term New York Municipal Fund may be exchanged only for Class B shares  of other  Oppenheimer  funds and no  exchanges  may be made to
          Class X shares. o Shares of Oppenheimer Capital  Preservation Fund may
          not be exchanged for shares of  Oppenheimer  Money Market Fund,  Inc.,
          Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.
          Only  participants in certain  retirement plans may purchase shares of
          Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other  Oppenheimer  funds for shares of Oppenheimer
          Capital  Preservation  Fund. o Class A shares of Oppenheimer funds may be  exchanged  at net asset value for shares of any money  market fund offered by the Distributor.  Shares of any money market fund purchased without a sales  charge may be  exchanged  for  shares of  Oppenheimer funds  offered with a sales  charge upon payment of the sales  charge.
          They may also be used to purchase shares of Oppenheimer  funds subject to an early withdrawal  charge or contingent  deferred sales charge. o
          Shares of  Oppenheimer  Money Market  Fund,  Inc.  purchased  with the redemption  proceeds of shares of other mutual funds (other than funds managed by the  Manager or its  subsidiaries)  redeemed  within the 30 days prior to that purchase may  subsequently  be exchanged for shares of other  Oppenheimer  funds without being subject to an initial sales charge or  contingent  deferred  sales  charge.  To  qualify  for that privilege,  the  investor  or the  investor's  dealer  must notify the
          Distributor of  eligibility  for this privilege at the time the shares of Oppenheimer  Money Market Fund,  Inc. are purchased.  If requested, they must supply proof of entitlement to this  privilege.  o Shares of the Fund acquired by reinvestment of dividends or  distributions  from any of the other  Oppenheimer  funds or from any unit investment trust
          for  which   reinvestment   arrangements   have  been  made  with  the
          Distributor  may be  exchanged at net asset value for shares of any of the  Oppenheimer  funds. o Shares of Oppenheimer  Principal  Protected
          Main Street Fund may be exchanged at net asset value for shares of any of the Oppenheimer funds.  However,  shareholders are not permitted to exchange shares of other  Oppenheimer  funds for shares of Oppenheimer
          Principal Protected Main Street Fund until after the expiration of the
          warranty  period  (8/5/2010).   o  Shares  of  Oppenheimer   Principal
          Protected  Main Street Fund II may be exchanged at net asset value for shares of any of the Oppenheimer funds. However,  shareholders are not permitted to exchange shares of other  Oppenheimer funds for shares of
          Oppenheimer  Principal  Protected  Main Street Fund II until after the expiration of the warranty period (2/4/2011).

          The Fund may amend, suspend or terminate the exchange privilege at any time.  Although  the Fund may impose  these  changes  at any time,  it will provide you with notice of those  changes  whenever it is required to do so by  applicable  law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

|X| How  Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

o When Class A shares of any  Oppenheimer  fund (other than  Rochester  National
Municipals and Rochester Fund Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the  initial  purchase  of the  exchanged  Class A shares,  the Class A contingent deferred sales charge is imposed on the redeemed shares.

o When  Class A shares of  Rochester  National  Municipals  and  Rochester  Fund
Municipals  acquired  by  exchange  of Class A shares  of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within 24 months of the beginning of the calendar month of the initial  purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o If any Class A shares of another Oppenheimer fund that are exchanged for Class
A shares of  Oppenheimer  Senior  Floating  Rate Fund are subject to the Class A contingent  deferred sales charge of the other  Oppenheimer  fund at the time of exchange,  the holding period for that Class A contingent  deferred sales charge will carry over to the Class A shares of Oppenheimer  Senior  Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate
Fund acquired in that  exchange will be subject to the Class A Early  Withdrawal
Charge of Oppenheimer  Senior Floating Rate Fund if they are repurchased  before the expiration of the holding period.

o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer  Money Market
Fund,  Inc.  acquired  by  exchange  of Class A shares of any  Oppenheimer  fund purchased  subject to a Class A  contingent  deferred  sales charge are redeemed within  the Class A  holding  period of the fund  from  which  the  shares  were exchanged,  the Class A contingent  deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o With respect to Class B shares,  the Class B contingent  deferred sales charge is imposed on Class B shares  acquired by exchange if they are  redeemed  within six years of the initial purchase of the exchanged Class B shares.

o With respect to Class C shares,  the Class C contingent  deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o When  Class B or Class C shares  are  redeemed  to  effect  an  exchange,  the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B or Class C contingent  deferred  sales charge will be followed in determining  the order in which the  shares  are  exchanged.  Before  exchanging shares,  shareholders  should take into  account how the exchange may affect any contingent  deferred  sales  charge  that  might be  imposed  in the  subsequent redemption of remaining shares.

Shareholders  owning  shares of more than one class must specify  which class of shares they wish to exchange.

          |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange  requests  submitted in bulk by anyone on  behalf of more  than one  account.  The Fund may  accept  requests  for exchanges of up to 50 accounts per day from  representatives  of authorized dealers that qualify for this privilege.

          |X| Telephone Exchange Requests.  When exchanging shares by telephone, a  shareholder  must  have an  existing  account  in the fund to which  the exchange is to be made.  Otherwise,  the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines  are  busy  (which  might  occur,  for  example,  during  periods  of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

          |X| Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business  days if it  determines  that it would be disadvantaged by an immediate transfer of the redemption proceeds.
     The Fund  reserves  the right,  in its  discretion,  to refuse any exchange request that may disadvantage  it. For example,  if the receipt of multiple exchange  requests from a dealer might require the disposition of portfolio securities  at a time or at a price  that might be  disadvantageous  to the
     Fund, the Fund may refuse the request.

          When you exchange some or all of your shares from one fund to another, any special  account  feature  such as an Asset  Builder  Plan or Automatic
     Withdrawal  Plan will be switched to the new fund  account  unless you tell the Transfer Agent not to do so. However,  special  redemption and exchange features such as Automatic  Exchange Plans and Automatic  Withdrawal  Plans
     cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

          In  connection  with  any  exchange  request,  the  number  of  shares exchanged  may be less than the number  requested  if the  exchange  or the number requested would include shares subject to a restriction cited in the
     Prospectus or this  Statement of Additional  Information,  or would include shares  covered  by a share  certificate  that  is not  tendered  with  the request.  In those cases,  only the shares  available for exchange  without restriction will be exchanged.  The different  Oppenheimer  funds available for exchange have different  investment  objectives,  policies and risks. A shareholder  should assure that the fund selected is appropriate for his or her investment and should be aware of the tax  consequences of an exchange.
     For federal  income tax purposes,  an exchange  transaction is treated as a redemption  of shares  of one fund and a  purchase  of  shares of  another.
     "Reinvestment  Privilege," above, discusses some of the tax consequences of
     reinvestment  of  redemption   proceeds  in  such  cases.   The  Fund,  the
     Distributor,  and the Transfer Agent are unable to provide investment,  tax or legal advice to a shareholder in connection with an exchange  request or any other investment transaction.

Dividends, Capital Gains and Taxes

          Dividends and Distributions.  Dividends will be payable on shares held of record at the time of the previous  determination of net asset value, or as otherwise  described in "How to Buy Shares." Daily dividends will not be declared or paid on newly purchased shares until such time as Federal Funds
     (funds credited to a member bank's account at the Federal Reserve Bank) are available  from the purchase  payment for such shares.  Normally,  purchase checks  received from  investors are converted to Federal Funds on the next business day. Shares purchased through dealers or brokers normally are paid for by the third  business  day  following  the  placement  of the purchase order.

          Shares redeemed through the regular redemption  procedure will be paid dividends through and including the day on which the redemption  request is received by the Transfer  Agent in proper form.  Dividends will be declared on  shares  repurchased  by a dealer  or broker  for  three  business  days following  the trade  date (that is, up to and  including  the day prior to settlement  of the  repurchase).  If all shares in an account are redeemed, all  dividends  accrued on shares of the same class in the account  will be paid together with the redemption proceeds.

          The Fund's  practice of  attempting to pay dividends on Class A shares at a constant  level  requires the Manager to monitor the Fund's  portfolio and, if necessary,  to select higher-yielding  securities when it is deemed appropriate  to seek income at the level  needed to meet the target.  Those securities must be within the Fund's investment  parameters,  however.  The
     Fund expects to pay dividends at a targeted  level from its net  investment income and other  distributable  income without any impact on the net asset values per share.

          Dividends, distributions and proceeds of the redemption of Fund shares represented by checks  returned to the Transfer Agent by the Postal Service as  undeliverable  will be invested in shares of  Oppenheimer  Money Market
     Fund,  Inc.  Reinvestment  will be made as promptly  as possible  after the return of such checks to the Transfer Agent, to enable the investor to earn a return on  otherwise  idle funds.  Unclaimed  accounts  may be subject to state  escheatment  laws,  and the Fund and the Transfer  Agent will not be liable to shareholders or their  representatives  for compliance with those laws in good faith.

          The amount of a  distribution  paid on a class of shares may vary from time to time depending on market conditions,  the composition of the Fund's portfolio,  and expenses borne by the Fund or borne  separately by a class.
     Dividends are  calculated  in the same manner,  at the same time and on the same day for shares of each class. However,  dividends on Class B and Class
     C shares are expected to be lower than dividends on Class A shares. That is due to the effect of the  asset-based  sales  charge on Class B and Class C shares.  Those dividends will also differ in amount as a consequence of any difference in net asset value among the different classes of shares.

          Tax Status of the Fund's  Dividends,  Distributions and Redemptions of
     Shares.  The federal tax treatment of the Fund's  distributions  is briefly highlighted in the  Prospectus.  The following is only a summary of certain
     additional  tax  considerations   generally  affecting  the  Fund  and  its
     shareholders.

          The tax  discussion in the Prospectus and this Statement of Additional
     Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative,  judicial, or administrative action, sometimes with retroactive  effect.  State  and  local tax  treatment  of  exempt-interest
     dividends  and  potential   capital  gain   distributions   from  regulated
     investment  companies  may differ  from the  treatment  under the  Internal
     Revenue Code described  below.  Potential  purchasers of shares of the Fund are urged to consult their tax advisers  with  specific  reference to their own tax  circumstances  as well as the  consequences of federal,  state and local tax rules affecting an investment in the Fund.

          Qualification as a Regulated  Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter M of the
     Internal  Revenue  Code of 1986,  as  amended.  As a  regulated  investment company,  the Fund is not  subject to federal  income tax on the portion of its net investment income (that is, taxable interest,  dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term  capital gains over net short-term  capital losses) that it distributes to shareholders.

          If the Fund  qualifies as a "regulated  investment  company" under the
     Internal  Revenue  Code,  it will not be liable for  federal  income tax on amounts it pays as dividends and other  distributions.  That  qualification enables the Fund to "pass through" its income and realized capital gains to shareholders  without  having to pay tax on them.  The Fund  qualified as a regulated investment company in its last fiscal year and intends to qualify in future  years,  but  reserves  the right not to  qualify.  The  Internal
     Revenue Code  contains a number of complex  tests to determine  whether the
     Fund qualifies.  The Fund might not meet those tests in a particular  year.
     If it does not  qualify,  the Fund will be treated  for tax  purposes as an ordinary  corporation  and will  receive no tax  deduction  for payments of dividends  and  other  distributions  made  to  shareholders.  In  such  an instance, all of the Fund's dividends would be taxable to shareholders.

          To qualify as a regulated investment company, the Fund must distribute at least 90% of its  investment  company  taxable  income  (in  brief,  net investment  income and the excess of net  short-term  capital gain over net long-term  capital loss) and at least 90% of its net tax-exempt  income for the taxable year. The Fund must also satisfy certain other  requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable  year,  will be  considered distributions  of income and gains for the taxable year and will  therefore count toward satisfaction of the above-mentioned requirement.

          To qualify as a regulated  investment company, the Fund must derive at least 90% of its gross income from dividends,  interest,  certain  payments with respect to securities loans,  gains from the sale or other disposition of stock or securities or foreign  currencies  (to the extent such currency gains are directly related to the regulated  investment company's principal business of investing in stock or securities) and certain other income.

          In addition to satisfying the  requirements  described above, the Fund must  satisfy  an  asset  diversification  test in order  to  qualify  as a regulated investment company. Under that test, at the close of each quarter of the Fund's  taxable year, at least 50% of the value of the Fund's assets
     must  consist  of  cash  and  cash  items  (including  receivables),   U.S.
     government securities,  securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have  invested  more than 5% of the value of the Fund's total assets in securities  of each such issuer and the Fund must not hold more than 10% of the outstanding  voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the  securities of any one issuer  (other than U.S.  government  securities  and  securities  of other regulated investment  companies),  or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
     For  purposes of this test,  obligations  issued or  guaranteed  by certain agencies or  instrumentalities  of the U.S.  government are treated as U.S.
     government securities.

          |X| Excise Tax on Regulated Investment  Companies.  Under the Internal
     Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through  October 31 of the current year. If it does not, the
     Fund must pay an excise tax on the amounts not distributed. It is presently anticipated  that the Fund  will  meet  those  requirements.  To meet  this requirement,  in  certain  circumstances  the  Fund  might be  required  to liquidate portfolio  investments to make sufficient  distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might determine  in a particular  year that it would be in the best  interests of shareholders  for the Fund not to make such  distributions  at the required levels and to pay the excise tax on the undistributed  amounts.  That would reduce the amount of income or capital gains available for  distribution to shareholders.

          |X| Taxation of Fund Distributions.  The Fund intends to qualify under the Internal  Revenue Code during each fiscal year to pay  "exempt-interest dividends" to its shareholders.  To satisfy this qualification,  at the end of each  quarter  of its  taxable  year,  at least  50% of the value of the
     Fund's total assets consists of obligations as defined in Section 103(a) of the Internal Revenue Code, as amended.  Exempt-interest  dividends that are derived  from  net  investment  income  earned  by the  Fund  on  municipal securities will be excludable from gross income of shareholders for federal income  tax  purposes.  To the  extent  the Fund  fails to  qualify  to pay exempt-interest  dividends  in any  given  form,  such  dividends  would be included  in the gross  income  of  shareholders  for  federal  income  tax purposes.

          Net  investment  income  includes the  allocation of amounts of income from the municipal  securities in the Fund's  portfolio  that are free from federal  income  taxes.  This  allocation  will  be  made by the use of one designated percentage applied uniformly to all income dividends paid during the Fund's tax year. That  designation  will normally be made following the end of each fiscal year as to income  dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Fund's income that was tax-exempt for a given period.

          A portion of the exempt-interest  dividends paid by the Fund may be an item of tax preference for shareholders  subject to the federal alternative minimum tax. The amount of any  dividends  attributable  to tax  preference items for purposes of the  alternative  minimum tax will be identified when tax information is distributed by the Fund.

          A shareholder receiving a dividend from income earned by the Fund from one or more of the  following  sources  must treat the dividend as ordinary income in the computation of the shareholder's gross income,  regardless of
     whether  the  dividend  is  reinvested:   (1)  certain  taxable   temporary
     investments  (such  as  certificates  of  deposit,  repurchase  agreements, commercial paper and obligations of the U.S.  government,  its agencies and instrumentalities);  (2) income from securities  loans; (3) income or gains from options or futures,  (4) any net short-term  capital gain; and (5) any market discount amortization on tax-exempt bonds.

          The Fund's  dividends will not be eligible for the  dividends-received deduction  for  corporations.  Shareholders  receiving  Social  Security or railroad retirement benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax.  Losses  realized by shareholders on the redemption  of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest  dividends received on such shares.

          In any year in which  the Fund  qualifies  as a  regulated  investment company under the Internal  Revenue Code, the Fund will also be exempt from
     New York corporate  income and franchise  taxes.  It will also be qualified under  New York law to pay  exempt-interest  dividends  that will be exempt from New York State and New York City personal income taxes. That exemption applies to the extent that the Fund's  distributions  are  attributable  to interest  on New York  municipal  securities.  Distributions  from the Fund
     attributable   to  income  from  sources  other  than  New  York  municipal securities and U.S. government obligations will generally be subject to New
     York State and New York City personal income taxes as ordinary income.

          Distributions  by the  Fund  from  investment  income  and  long-  and short-term  capital gains will generally not be excludable from taxable net investment  income in determining New York corporate  franchise tax and New
     York City general corporation tax for corporate shareholders of the Fund.

          The Fund may  either  retain or  distribute  to  shareholders  its net capital  gain  for  each  taxable  year.  The  Fund  currently  intends  to distribute  any such amounts.  If the net capital gain is  distributed  and
     designated  as  a  capital  gain  distribution,   it  will  be  taxable  to
     shareholders as a long-term capital gain and will be properly identified in reports sent to  shareholders  in January of each year. Such treatment will apply no  matter  how long the  shareholder  has held his or her  shares or whether  that  gain was  recognized  by the  Fund  before  the  shareholder acquired his or her shares.

          If the Fund  elects to retain its net capital  gain,  the Fund will be subject to tax on it at the 35%  corporate  tax rate. If the Fund elects to retain its net  capital  gain,  the Fund will  provide to  shareholders  of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each shareholder will be required  to  report  his or her pro rata  share of such  gain on their tax return as long-term  capital gain, will receive a refundable tax credit for his/her  pro  rata  share of tax  paid by the  Fund on the  gain,  and will increase the tax basis for his/her  shares by an amount equal to the deemed distribution less the tax credit.

          Distributions  by the Fund will be  treated  in the  manner  described above  regardless  of  whether  the  distributions  are  paid  in  cash  or reinvested  in  additional  shares  of  the  Fund  (or  of  another  fund).
     Shareholders receiving a distribution in the form of additional shares will be treated  as  receiving  a  distribution  in an amount  equal to the fair market  value of the shares  received,  determined  as of the  reinvestment date.

          The Fund will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions  (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when  required,  (2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend income properly,  or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax  withheld  by the  Fund is  remitted  by the  Fund to the  U.S.
     Treasury and is identified in reports mailed to  shareholders in January of each year.

          |X| Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares,  the  shareholder  will recognize a gain or loss on the redeemed  shares in an amount equal to the  difference  between the  proceeds of the  redeemed  shares and the  shareholder's  adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed  if the  shareholder  purchases  other shares of the Fund within 30 days before or after the redemption.

          In general,  any gain or loss arising from the redemption of shares of the Fund will be  considered  capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However,  any capital  loss arising from the  redemption  of shares held for six months or less will be treated as a long-term  capital  loss  to the  extent  of the  amount  of  capital  gain dividends received on those shares.  Special holding period rules under the
     Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the  deductibility  of capital losses in any year.

          |X|  Foreign   Shareholders.   Under  U.S.  tax  law,  taxation  of  a
     shareholder  who is a foreign  person (to  include,  but not  limited to, a nonresident alien individual,  a foreign trust, a foreign estate, a foreign corporation,  or a foreign  partnership)  primarily  depends on whether the foreign  person's  income from the Fund is  effectively  connected with the conduct of a U.S. trade or business.  Typically,  ordinary income dividends paid (not  including  exempt-interest  dividends  paid by the Fund)  from a mutual fund are not considered "effectively connected" income.

          Ordinary  income  dividends  that are paid by the Fund (and are deemed not "effectively connected income") to foreign persons will be subject to a
     U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly  completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country  of  residence  has a tax treaty with the U.S.  allowing  for a reduced  tax rate on ordinary  income dividends  paid by the Fund. All income and any tax withheld by the Fund is remitted  by the Fund to the U.S.  Treasury  and is  identified  in reports mailed to shareholders in March of each year.

          If the  ordinary  income  dividends  from  the  Fund  are  effectively connected  with the conduct of a U.S.  trade or business,  then the foreign person may claim an exemption  from the U.S. tax described  above  provided the Fund obtains a properly  completed  and signed  Certificate  of Foreign
     Status.  If the foreign person fails to provide a certification  of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of
     28%  on  ordinary   income   dividends  (not   including   "exempt-interest
     dividends"),   capital  gains  distributions   (including   short-term  and
     long-term)  and the  proceeds  of the  redemption  of  shares,  paid to any foreign person.  All income and any tax withheld (in this situation) by the
     Fund is  remitted by the Fund to the U.S.  Treasury  and is  identified  in reports mailed to shareholders in January of each year.

          The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those  described  herein.
     Foreign  shareholders  are urged to consult  their own tax  advisors or the
     U.S.   Internal   Revenue  Service  with  respect  to  the  particular  tax
     consequences  to  them  of  an  investment  in  the  Fund,   including  the
     applicability of the U.S. withholding taxes described above.

          Dividend  Reinvestment  in Another Fund.  Shareholders of the Fund may
     elect to reinvest all  dividends  and/or  capital  gains  distributions  in shares  of the same  class of any of the  other  Oppenheimer  funds  listed above.  Reinvestment  will be made  without  sales  charge at the net asset value per share in effect at the close of business  on the payable  date of the dividend or  distribution.  To elect this option,  the shareholder must notify the Transfer  Agent in writing and must have an existing  account in the fund selected for  reinvestment.  Otherwise the shareholder  first must obtain a prospectus for that fund and an application  from the  Distributor to  establish an account.  Dividends  and/or  distributions  from shares of certain other  Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers,  brokers and other financial  institutions  that  have  a  sales  agreement  with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent, is a
division  of  the  Manager.   It  is  responsible  for  maintaining  the  Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian Bank.  Citibank,  N.A. is the custodian of the Fund's assets.  The custodian's  responsibilities  include  safeguarding  and controlling the Fund's portfolio  securities  and handling the delivery of such  securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its  affiliates.  The Fund's cash  balances  with the custodian in excess of
$100,000  are not  protected  by  federal  deposit  insurance.  Those  uninsured balances at times may be substantial.

Independent  Auditors.  KPMG llp are the independent  auditors of the Fund. They audit the Fund's financial  statements and perform other related audit services.
They also act as auditors for certain other funds advised by the Manager and its affiliates.1

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 The Board of Trustees and Shareholders of
 Oppenheimer AMT-Free New York Municipals:
 We have audited the accompanying statement of assets and liabilities of
 Oppenheimer AMT-Free New York Municipals, formerly Oppenheimer New York
 Municipal Fund, including the statement of investments, as of September 30,
 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the
 responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan
 and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting
 the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
 Oppenheimer AMT-Free New York Municipals as of September 30, 2003, the
results
 of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/KPMG LLP
 KPMG LLP

 Denver, Colorado
 October 21, 2003

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  September 30, 2003

Principal
                                                 Market Value
   Amount
Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
 Municipal Bonds and Notes--102.4%
-------------------------------------------------------------------------------------------------------------------------
 New York--94.9%

$14,500,000    Albany IDA (Charitable Leadership)
5.750%          07/01/2026       $ 14,665,735
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Albany IDA (Charitable Leadership)
6.000          07/01/2019          1,053,850
-------------------------------------------------------------------------------------------------------------------------
  1,140,000    Albany IDA (Sage Colleges)
5.250          04/01/2019          1,154,444
-------------------------------------------------------------------------------------------------------------------------
    500,000    Albany IDA (Sage Colleges)
5.300          04/01/2029            490,610
-------------------------------------------------------------------------------------------------------------------------
     30,000    Albany Parking Authority
5.625          07/15/2025             30,856
-------------------------------------------------------------------------------------------------------------------------
     30,000    Allegany County IDA (Houghton College)
5.250          01/15/2024             30,005
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Amherst IDA (Daemen College)
6.000          10/01/2021          1,035,350
-------------------------------------------------------------------------------------------------------------------------
    170,000    Bayshore HDC
7.500          02/01/2023            176,358
-------------------------------------------------------------------------------------------------------------------------
  5,895,000    Brookhaven IDA (Alternatives for Children)
7.550          02/01/2033          6,018,264
-------------------------------------------------------------------------------------------------------------------------
  9,235,000    Brookhaven IDA (Dowling College)
6.750          11/01/2032          9,170,263
-------------------------------------------------------------------------------------------------------------------------
    750,000    Buffalo Municipal Water Finance Authority, Series B
5.000          07/01/2027            762,442
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Dutchess County IDA (Marist College)
5.000          07/01/2022          1,007,220
-------------------------------------------------------------------------------------------------------------------------
     30,000    East Rochester Hsg. Authority (St. John's Meadows)
5.750          08/01/2037             33,310
-------------------------------------------------------------------------------------------------------------------------
  1,095,000    Erie County IDA (DePaul Properties)
5.750          09/01/2028            870,120
-------------------------------------------------------------------------------------------------------------------------
    200,000    Erie County IDA (DePaul Properties)
6.500          09/01/2018            186,016
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    Erie County IDA (Medaille College)
7.625          04/01/2035          5,616,016
-------------------------------------------------------------------------------------------------------------------------
  9,050,000    Erie County IDA (The Episcopal Church Home)
5.875          02/01/2018          9,226,294
-------------------------------------------------------------------------------------------------------------------------
  9,875,000    Erie County IDA (The Episcopal Church Home)
6.000          02/01/2028          9,980,169
-------------------------------------------------------------------------------------------------------------------------
    100,000    Erie County Tobacco Asset Securitization Corp.
5.750          07/15/2015             97,413
-------------------------------------------------------------------------------------------------------------------------
    125,000    Erie County Tobacco Asset Securitization Corp.
6.125          07/15/2030            118,542
-------------------------------------------------------------------------------------------------------------------------
  4,685,000    Erie County Tobacco Asset Securitization Corp.
6.250          07/15/2040          4,499,287
-------------------------------------------------------------------------------------------------------------------------
  5,500,000    Erie County Tobacco Asset Securitization Corp.
6.500          07/15/2032          5,474,480
-------------------------------------------------------------------------------------------------------------------------
  3,750,000    Geneva IDA (Hobart & William Smith Colleges)
5.375          02/01/2033          3,894,712
-------------------------------------------------------------------------------------------------------------------------
  5,500,000    Hempstead IDA (Working Organization
               for Retarded Children)
6.900          08/01/2033          5,468,320
-------------------------------------------------------------------------------------------------------------------------
  1,790,000    Herkimer County IDA (Herkimer County
               College Foundation)
6.250          08/01/2034          1,856,767
-------------------------------------------------------------------------------------------------------------------------
  5,750,000    L.I. Power Authority RITES i
15.966 r        09/01/2033          6,081,545
-------------------------------------------------------------------------------------------------------------------------
  4,395,000    L.I. Power Authority, Series A
5.125          09/01/2029          4,423,216
-------------------------------------------------------------------------------------------------------------------------
     10,000    L.I. Power Authority, Series A
5.250          12/01/2026             10,252
-------------------------------------------------------------------------------------------------------------------------
     25,000    L.I. Power Authority, Series A
5.300          12/01/2019             27,508
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Monroe County IDA (Cloverwood Senior Living)
6.875          05/01/2033            983,530
-------------------------------------------------------------------------------------------------------------------------
    525,000    Monroe County IDA (Collegiate Hsg. Foundation--RIT)
5.375          04/01/2029            514,295
-------------------------------------------------------------------------------------------------------------------------
  1,800,000    Monroe County IDA (Depaul Community Facilities)
5.875          02/01/2028          1,585,638
-------------------------------------------------------------------------------------------------------------------------
     40,000    Monroe County IDA (Rochester Institute of Technology)
5.250          04/01/2019             40,061
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    Monroe Newpower Corp.
5.500          01/01/2034          4,061,720
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Monroe Newpower Corp.
5.625          01/01/2026          1,023,360
-------------------------------------------------------------------------------------------------------------------------
 18,000,000    MTA Service Contract, Series A
5.125          01/01/2029         18,303,300
-------------------------------------------------------------------------------------------------------------------------
    665,000    Nassau County IDA (ALIA--ACDS)
6.125          09/01/2018            672,594
-------------------------------------------------------------------------------------------------------------------------
  2,170,000    Nassau County IDA (ALIA--AP)
7.000          09/01/2028          2,184,821
-------------------------------------------------------------------------------------------------------------------------
    935,000    Nassau County IDA (ALIA--CMA)
6.125          09/01/2018            945,678
-------------------------------------------------------------------------------------------------------------------------
  1,035,000    Nassau County IDA (ALIA--CSMR)
6.125          09/01/2018          1,046,820
-------------------------------------------------------------------------------------------------------------------------
    700,000    Nassau County IDA (ALIA--EFLI)
6.125          09/01/2018            707,994
-------------------------------------------------------------------------------------------------------------------------
    530,000    Nassau County IDA (ALIA--HAII)
6.125          09/01/2018            536,053

10  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Market Value
   Amount
Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued

$   620,000    Nassau County IDA (ALIA - NCMRS)
6.125%         09/01/2018       $    627,080
-------------------------------------------------------------------------------------------------------------------------
  2,775,000    Nassau County IDA (Hispanic Counseling Center)
7.625          06/01/2033          2,766,786
-------------------------------------------------------------------------------------------------------------------------
  7,000,000    Nassau County Tobacco Settlement Corp.
6.500          07/15/2027          7,023,870
-------------------------------------------------------------------------------------------------------------------------
    210,000    New Rochelle Municipal Hsg. Authority, Series A
5.550          12/01/2014            202,419
-------------------------------------------------------------------------------------------------------------------------
  2,250,000    New Rochelle Municipal Hsg. Authority, Series B u
6.500          12/01/2014          2,168,572
-------------------------------------------------------------------------------------------------------------------------
     40,000    Newport Highlands HDC
6.100          08/01/2024             41,283
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Niagara County IDA (American Ref-Fuel Company)
5.550          11/15/2024          2,623,900
-------------------------------------------------------------------------------------------------------------------------
    100,000    Niagara County Tobacco Asset Securitization Corp.
5.500          05/15/2019             94,677
-------------------------------------------------------------------------------------------------------------------------
    500,000    Niagara County Tobacco Asset Securitization Corp.
6.250          05/15/2034            481,190
-------------------------------------------------------------------------------------------------------------------------
    160,000    Niagara County Tobacco Asset Securitization Corp.
6.250          05/15/2040            153,669
-------------------------------------------------------------------------------------------------------------------------
  7,645,000    Niagara Falls City School District COP
5.375          06/15/2028          7,993,383
-------------------------------------------------------------------------------------------------------------------------
  3,245,000    NY Counties Tobacco Trust I (TASC)
6.500          06/01/2035          3,229,521
-------------------------------------------------------------------------------------------------------------------------
 13,315,000    NY Counties Tobacco Trust II (TASC)
5.625          06/01/2035         11,701,488
-------------------------------------------------------------------------------------------------------------------------
    250,000    NY Counties Tobacco Trust II (TASC)
5.750          06/01/2014            242,520
-------------------------------------------------------------------------------------------------------------------------
     35,000    NYC GO
5.000          08/01/2022             35,386
-------------------------------------------------------------------------------------------------------------------------
  2,305,000    NYC GO
5.250          03/15/2032          2,640,009
-------------------------------------------------------------------------------------------------------------------------
  1,270,000    NYC GO
5.250          03/15/2032          1,284,224
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    NYC GO
5.375          12/01/2026          2,561,225
-------------------------------------------------------------------------------------------------------------------------
  1,300,000    NYC GO
5.500          06/01/2022          1,369,134
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYC GO
5.875          08/01/2019          1,091,270
-------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO
6.000          08/01/2011              5,092
-------------------------------------------------------------------------------------------------------------------------
  7,935,000    NYC GO
6.125          08/01/2025          8,868,235
-------------------------------------------------------------------------------------------------------------------------
      5,000    NYC GO
7.500          02/01/2019              5,061
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYC GO RIBS
10.896 r        08/01/2013          5,287,800
-------------------------------------------------------------------------------------------------------------------------
  1,624,356    NYC HDC (Keith Plaza)
6.500          02/15/2018          1,708,384
-------------------------------------------------------------------------------------------------------------------------
  2,467,413    NYC HDC (Seaview Towers)
6.500          01/15/2018          2,595,052
-------------------------------------------------------------------------------------------------------------------------
    100,000    NYC Health & Hospital Corp.
5.375          02/15/2026            102,088
-------------------------------------------------------------------------------------------------------------------------
  1,920,000    NYC Health & Hospital Corp.
5.450          02/15/2026          1,969,824
-------------------------------------------------------------------------------------------------------------------------
  1,475,000    NYC IDA (American Council of Learned Societies)
5.250          07/01/2027          1,506,329
-------------------------------------------------------------------------------------------------------------------------
  6,000,000    NYC IDA (Calhoun School)
6.625          12/01/2034          5,995,320
-------------------------------------------------------------------------------------------------------------------------
  3,965,000    NYC IDA (Community Resource Developmentally Disabled)
7.500          08/01/2026          4,031,295
-------------------------------------------------------------------------------------------------------------------------
    520,000    NYC IDA (Crowne Plaza-LaGuardia) u
6.000          11/01/2028            295,417
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYC IDA (Eger Harbor House)
5.875          05/20/2044          1,094,480
-------------------------------------------------------------------------------------------------------------------------
 12,000,000    NYC IDA (Legal Aid Society)
8.600          11/01/2033         12,455,400
-------------------------------------------------------------------------------------------------------------------------
  3,700,000    NYC IDA (Lycee Francais De New York)
5.375          06/01/2023          3,788,467
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYC IDA (Lycee Francais De New York)
6.800          06/01/2028          4,063,600
-------------------------------------------------------------------------------------------------------------------------
  2,100,000    NYC IDA (Polytechnic University)
6.000          11/01/2020          1,885,884
-------------------------------------------------------------------------------------------------------------------------
  4,080,000    NYC IDA (Polytechnic University)
6.125          11/01/2030          3,571,102
-------------------------------------------------------------------------------------------------------------------------
  1,380,000    NYC IDA (PSCH)
6.375          07/01/2033          1,424,822
-------------------------------------------------------------------------------------------------------------------------
  1,495,000    NYC IDA (Staten Island University Hospital)
6.450          07/01/2032          1,594,358
-------------------------------------------------------------------------------------------------------------------------
  6,020,000    NYC IDA (The Child School)
7.550          06/01/2033          6,098,802
-------------------------------------------------------------------------------------------------------------------------
 15,785,000    NYC IDA (Touro College)
6.350          06/01/2029         14,013,292
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    NYC IDA (Urban Resource Institute)
7.375          11/01/2033          5,552,624
-------------------------------------------------------------------------------------------------------------------------
  5,600,000    NYC IDA (Vocational Instruction)
7.750          02/01/2033          5,792,192
-------------------------------------------------------------------------------------------------------------------------
  4,245,000    NYC IDA (YMCA of Greater NY)
5.250          08/01/2021          4,347,177

11  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued

Principal
                                                                    Market
Value
   Amount
Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued

$ 3,000,000    NYC Municipal Water Finance Authority
5.000%         06/15/2032       $  3,027,480
-------------------------------------------------------------------------------------------------------------------------
     75,000    NYC Municipal Water Finance Authority
5.125          06/15/2030             75,964
-------------------------------------------------------------------------------------------------------------------------
  6,000,000    NYC Municipal Water Finance Authority
5.125          06/15/2033          6,117,780
-------------------------------------------------------------------------------------------------------------------------
     15,000    NYC Municipal Water Finance Authority
5.250          06/15/2029             15,347
-------------------------------------------------------------------------------------------------------------------------
  8,000,000    NYC Municipal Water Finance Authority
5.500          06/15/2033          8,546,800
-------------------------------------------------------------------------------------------------------------------------
     50,000    NYS DA (Dept. of Health)
5.500          07/01/2025             53,377
-------------------------------------------------------------------------------------------------------------------------
  5,750,000    NYS DA (Ithaca College)
5.250          07/01/2026          5,923,420
-------------------------------------------------------------------------------------------------------------------------
    230,000    NYS DA (Judicial Facilities Lease)
7.375          07/01/2016            293,560
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    NYS DA (Lenox Hill Hospital Obligated Group)
5.500          07/01/2030          1,531,725
-------------------------------------------------------------------------------------------------------------------------
     25,000    NYS DA (Mental Health)
5.375          02/15/2026             26,192
-------------------------------------------------------------------------------------------------------------------------
  9,750,000    NYS DA (MSH/NYU Hospital Center/HJDOI
               Obligated Group)
6.500          07/01/2025          9,896,738
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    NYS DA (Mt. Sinai/NYU Health)
6.000          07/01/2026         10,116,600
-------------------------------------------------------------------------------------------------------------------------
  9,330,000    NYS DA (Mt. Sinai/NYU Health)
6.250          07/01/2022          9,474,522
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (School District Financing)
5.750          10/01/2030          5,520,800
-------------------------------------------------------------------------------------------------------------------------
  4,000,000    NYS DA (SS Joachim & Anne Residence)
5.250          07/01/2027          4,044,440
-------------------------------------------------------------------------------------------------------------------------
     35,000    NYS DA (St. Joseph's Hospital Health Center)
5.250          07/01/2018             36,979
-------------------------------------------------------------------------------------------------------------------------
     80,000    NYS DA (St. Vincent's Hospital & Medical Center)
7.375          08/01/2011             80,394
-------------------------------------------------------------------------------------------------------------------------
 13,090,000    NYS DA (State University Educational Facilities)
5.250          05/15/2015         14,682,922
-------------------------------------------------------------------------------------------------------------------------
  2,510,000    NYS DA (State University Educational Facilities)
5.250          05/15/2021          2,745,287
-------------------------------------------------------------------------------------------------------------------------
  5,000,000    NYS DA (Upstate Community College)
5.000          07/01/2028          5,071,800
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS DA (Winthrop University Hospital)
5.500          07/01/2023          1,035,400
-------------------------------------------------------------------------------------------------------------------------
     85,000    NYS EFC (NYS Water Services)
6.600          09/15/2012             86,220
-------------------------------------------------------------------------------------------------------------------------
     20,000    NYS EFC (NYS Water Services)
7.200          03/15/2011             20,097
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    NYS ERDA (NIMO)
6.625          10/01/2013          1,567,350
-------------------------------------------------------------------------------------------------------------------------
  5,470,000    NYS HFA RITES i
10.898 r        11/01/2015          6,267,635
-------------------------------------------------------------------------------------------------------------------------
     25,000    NYS LGAC, Series C
5.000          04/01/2021             25,664
-------------------------------------------------------------------------------------------------------------------------
     45,000    NYS Medcare (Hospital & Nursing Home)
5.400          08/15/2033             45,488
-------------------------------------------------------------------------------------------------------------------------
  2,800,000    NYS Medcare (Long Term Health Care)
6.400          11/01/2014          2,839,564
-------------------------------------------------------------------------------------------------------------------------
     80,000    NYS Medcare (St. Luke's Hospital)
5.625          08/15/2018             81,858
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    NYS UDC (Correctional Facilities)
5.250          01/01/2021          1,028,910
-------------------------------------------------------------------------------------------------------------------------
  3,000,000    NYS UDC (Personal Income Tax)
5.125          03/15/2027          3,061,830
-------------------------------------------------------------------------------------------------------------------------
  1,750,000    NYS UDC RITES i
16.034 r        03/15/2025          1,863,260
-------------------------------------------------------------------------------------------------------------------------
    100,000    Oneida County IDA (Mohawk Valley
               Handicapped Services)
5.300          03/15/2019            103,158
-------------------------------------------------------------------------------------------------------------------------
     55,000    Onondaga County IDA (Salina Free Library)
5.500          12/01/2022             56,545
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Orange County IDA (Glen Arden)
5.625          01/01/2018            882,220
-------------------------------------------------------------------------------------------------------------------------
    275,000    Orange County IDA (Glen Arden)
5.700          01/01/2028            226,086
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    Otsego County IDA (Hartwick College)
5.900          07/01/2022          1,551,615
-------------------------------------------------------------------------------------------------------------------------
  8,880,000    Port Authority NY/NJ (Delta Air Lines)
6.950          06/01/2008          8,929,994
-------------------------------------------------------------------------------------------------------------------------
  2,475,000    Rensselaer County Tobacco Asset Securitization Corp.
5.625          06/01/2035          2,175,080
-------------------------------------------------------------------------------------------------------------------------
  2,000,000    Rensselaer County Tobacco Asset Securitization Corp.
5.750          06/01/2043          1,765,600
-------------------------------------------------------------------------------------------------------------------------
  1,000,000    Rockland County Tobacco Asset Securitization Corp.
5.625          08/15/2035            878,600
-------------------------------------------------------------------------------------------------------------------------
  3,150,000    Rockland County Tobacco Asset Securitization Corp.
5.750          08/15/2043          2,780,442
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Saratoga County IDA (Saratoga Hospital)
5.125          12/01/2033          2,537,450

12  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

Principal
Market Value
   Amount
Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
New York Continued

$10,000,000    SONYMA, Series 29 RITES
9.300% r       10/01/2024       $ 10,163,200
-------------------------------------------------------------------------------------------------------------------------
    250,000    SONYMA, Series 83
5.550          10/01/2027            259,033
-------------------------------------------------------------------------------------------------------------------------
    150,000    Suffolk County IDA (Dowling College)
6.625          06/01/2024            148,155
-------------------------------------------------------------------------------------------------------------------------
  1,500,000    Suffolk County IDA (Jefferson's Ferry)
7.200          11/01/2019          1,571,835
-------------------------------------------------------------------------------------------------------------------------
    100,000    Syracuse IDA (Crouse Irving Companies)
5.250          01/01/2017            102,263
-------------------------------------------------------------------------------------------------------------------------
     25,000    Triborough Bridge & Tunnel Authority
5.000          01/01/2020             26,089
-------------------------------------------------------------------------------------------------------------------------
     15,000    Triborough Bridge & Tunnel Authority
5.250          01/01/2028             16,657
-------------------------------------------------------------------------------------------------------------------------
  3,585,000    Triborough Bridge & Tunnel Authority RITES i
15.931 r        11/15/2032          3,725,532
-------------------------------------------------------------------------------------------------------------------------
  2,560,000    Triborough Bridge & Tunnel Authority RITES i
15.945 r        11/15/2027          2,697,984
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    Triborough Bridge & Tunnel Authority RITES i
15.945 r        11/15/2032         10,392,000
-------------------------------------------------------------------------------------------------------------------------
  4,550,000    Triborough Bridge & Tunnel Authority RITES i
16.431 r        11/15/2029          4,948,216
-------------------------------------------------------------------------------------------------------------------------
  2,500,000    Triborough Bridge & Tunnel Authority RITES i
17.034 r        11/15/2023          3,059,500
-------------------------------------------------------------------------------------------------------------------------
    260,000    TSASC, Inc. (TFABs)
5.500          07/15/2013            247,900
-------------------------------------------------------------------------------------------------------------------------
  2,255,000    TSASC, Inc. (TFABs)
5.500          07/15/2024          2,003,117
-------------------------------------------------------------------------------------------------------------------------
 93,930,000    TSASC, Inc. (TFABs)
5.750          07/15/2032         84,969,078
-------------------------------------------------------------------------------------------------------------------------
    100,000    TSASC, Inc. (TFABs)
6.000          07/15/2018             98,832
-------------------------------------------------------------------------------------------------------------------------
     15,000    TSASC, Inc. (TFABs)
6.000          07/15/2019             14,818
-------------------------------------------------------------------------------------------------------------------------
    100,000    TSASC, Inc. (TFABs)
6.000          07/15/2019             99,134
-------------------------------------------------------------------------------------------------------------------------
     25,000    TSASC, Inc. (TFABs)
6.000          07/15/2020             24,391
-------------------------------------------------------------------------------------------------------------------------
    150,000    TSASC, Inc. (TFABs)
6.000          07/15/2021            144,666
-------------------------------------------------------------------------------------------------------------------------
  1,190,000    TSASC, Inc. (TFABs)
6.250          07/15/2027          1,156,180
-------------------------------------------------------------------------------------------------------------------------
 15,350,000    TSASC, Inc. (TFABs)
6.250          07/15/2034         14,869,852
-------------------------------------------------------------------------------------------------------------------------
    410,000    TSASC, Inc. (TFABs)
6.375          07/15/2039            403,702
-------------------------------------------------------------------------------------------------------------------------
    325,000    Ulster County IDA (Benedictine Hospital)
6.400          06/01/2014            315,042
-------------------------------------------------------------------------------------------------------------------------
  1,950,000    Ulster County IDA (Benedictine Hospital)
6.450          06/01/2024          1,797,627
-------------------------------------------------------------------------------------------------------------------------
    155,000    United Nations Devel. Corp., Series B
5.600          07/01/2026            155,085
-------------------------------------------------------------------------------------------------------------------------
  3,000,000    Utica IDA (Utica College Civic Facility)
5.750          08/01/2028          2,890,410
-------------------------------------------------------------------------------------------------------------------------
  1,250,000    Utica IDA (Utica College Civic Facility)
6.750          12/01/2021          1,262,200
-------------------------------------------------------------------------------------------------------------------------
    175,000    Westchester County Healthcare Corp.
6.000          11/01/2030            185,080
-------------------------------------------------------------------------------------------------------------------------
    500,000    Westchester County IDA (Kendal on Hudson)
6.500          01/01/2034            500,865
-------------------------------------------------------------------------------------------------------------------------
  1,965,000    Westchester County IDA (Rippowam-Cisqua School)
5.750          06/01/2029          2,002,610
-------------------------------------------------------------------------------------------------------------------------
     55,000    Yonkers IDA (Community Devel. Properties)
6.625          02/01/2026             58,264

--------------

          549,850,441
-------------------------------------------------------------------------------------------------------------------------
 U.S. Possessions--7.5%
     45,000    Guam Airport Authority, Series A
6.500          10/01/2023             45,939
-------------------------------------------------------------------------------------------------------------------------
  8,375,000    Guam GO, Series A
5.400          11/15/2018          7,820,156
-------------------------------------------------------------------------------------------------------------------------
  1,085,000    Guam GO, Series A
6.000          09/01/2006          1,079,933
-------------------------------------------------------------------------------------------------------------------------
  5,250,000    Guam Power Authority, Series A
5.125          10/01/2029          5,400,097
-------------------------------------------------------------------------------------------------------------------------
 10,000,000    Guam Power Authority, Series A
5.250          10/01/2034         10,394,500
-------------------------------------------------------------------------------------------------------------------------
  5,100,000    Puerto Rico Children's Trust Fund (TASC)
5.625          05/15/2043          4,509,777
-------------------------------------------------------------------------------------------------------------------------
  3,720,000    Puerto Rico Highway & Transportation
               Authority, Series D
5.250          07/01/2038          3,791,573
-------------------------------------------------------------------------------------------------------------------------
  4,305,000    Puerto Rico ITEMECF
               (Polytechnic University of Puerto Rico)
5.000          08/01/2022          4,376,980
-------------------------------------------------------------------------------------------------------------------------
  3,950,000    Puerto Rico Public Finance Corp., Series E
5.500          08/01/2029          4,128,184

13  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS  Continued

Principal
Market Value
   Amount
Coupon            Maturity        See Note 1
-------------------------------------------------------------------------------------------------------------------------
U.S. Possessions Continued

$ 1,485,000    V.I. Public Finance Authority, Series A
5.500%         10/01/2022       $  1,500,890
-------------------------------------------------------------------------------------------------------------------------
    250,000    V.I. Water & Power Authority
5.300          07/01/2018            250,498

--------------

43,298,527

-------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$583,306,864)--102.4%
593,148,968
-------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other
Assets--(2.4)
(13,655,899)

----------------------------------------------
 Net
Assets--100.0%
$579,493,069

==============================================

Footnotes to Statement of Investments
i. Identifies issues considered to be illiquid. See Note 5 of Notes to
Financial
Statements.
r. Represents the current interest rate for a variable rate bond known as an
"inverse floater." See Note 1 of Notes to Financial Statements.
u. Issuer is in default. See Note 1 of Notes to Financial Statements.

 To simplify the listings of securities, abbreviations are used per the table below:

ACDS          Association for Children with Down Syndrome
ALIA          Alliance of Long Island Agencies
AP            Advantage Planning, Inc.
CMA           Community Mainstreaming Associates, Inc.
COP           Certificates of Participation
CSMR          Community Services for the Mentally Retarded
DA            Dormitory Authority
EFC           Environmental Facilities Corp.
EFLI          Epilepsy Foundation of L.I., Inc.
ERDA          Energy Research and Development Authority
GO            General Obligation
HAII          Homes Anew II, Inc.
HDC           Housing Development Corp.
HFA           Housing Finance Agency
HJDOI         Hospital for Joint Diseases Orthopaedic Institute
HJDOI         Hospital for Joint Diseases Orthopaedic Institute
IDA           Industrial Development Agency
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
LGAC          Local Government Assistance Corp.
L.I.          Long Island
MSH/NYU       Mount Sinai Hospital/New York University
MTA           Metropolitan Transportation Authority
NCMRS         Nassau Community Mental Retardation Services Co.
NIMO          Niagara Mohawk Power Corporation
NY/NJ         New York/New Jersey
NYC           New York City
NYS           New York State
RIBS          Residual Interest Bonds
RIT           Rochester Institute of Technology
RITES         Residual Interest Tax Exempt Security
SONYMA        State of New York Mortgage Agency
TASC          Tobacco Settlement Asset-Backed Bonds
TFABs         Tobacco Flexible Amortization Bonds
UDC           Urban Development Corp.
V.I.          United States Virgin Islands
YMCA          Young Men's Christian Association

14  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

 Distribution of investments by industry of issue, as a percentage of total investments at value, is as follows:

 Industry                                   Market Value          Percent
--------------------------------------------------------------------------
 Tobacco Settlements                        $149,257,826             25.2%
 Higher Education                             86,977,250             14.7
 Not-for-Profit Organization                  72,859,970             12.3
 Highways/Railways                            46,960,851              7.9
 Hospital/Health Care                         43,925,727              7.4
 Electric Utilities                           33,240,046              5.6
 General Obligation                           32,104,070              5.4
 Education                                    27,469,599              4.6
 Adult Living Facilities                      24,956,637              4.2
 Water Utilities                              18,565,910              3.1
 Multifamily Housing                          14,287,493              2.4
 Sales Tax Revenue                            10,579,828              1.8
 Single Family Housing                        10,422,233              1.8
 Municipal Leases                              9,374,117              1.6
 Airlines                                      8,929,994              1.5
 Resource Recovery                             2,623,900              0.4
 Hotels, Restaurants & Leisure                   295,417              0.1
 Special Assessment                              155,085               --
 Sewer Utilities                                  86,220               --
 Marine/Aviation Facilities                       45,939               --
 Parking Fee Revenue                              30,856               --
                                            ------------------------------
 Total                                      $593,148,968            100.0%
                                            ==============================

--------------------------------------------------------------------------
 Summary of Ratings        September 30, 2003 / Unaudited
--------------------------------------------------------------------------
 Distribution of investments by rating category, as a percentage of total investments at value, is as follows:
 Ratings                                                          Percent
--------------------------------------------------------------------------
 AAA                                                                 12.5%
 AA                                                                  15.4
 A                                                                   26.7
 BBB                                                                 20.6
 BB                                                                   9.8
 B                                                                    1.5
 CCC                                                                  0.0
 CC                                                                   0.0
 C                                                                    0.0
 D                                                                    0.0
 Not Rated                                                           13.5
                                                                   -------
 Total                                                              100.0%
                                                                   =======

 Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the
 underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned
 an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not
Rated"
 category.

 See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003

------------------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $583,306,864)--see accompanying
statement                        $593,148,968
------------------------------------------------------------------------------------------------------------
 Cash
                      546,490
------------------------------------------------------------------------------------------------------------
 Receivables and other assets:

Interest
          10,289,408
 Investments
sold
1,047,344
 Shares of beneficial interest
sold                                                                351,628
 Other

1,539

--------------
 Total assets
                                  605,385,377

------------------------------------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Notes payable to bank (interest rate 1.75% at September 30,
2003)                              23,800,000
 Shares of beneficial interest
redeemed                                                            899,586

Dividends
    529,572
 Distribution and service plan
fees                                                                331,032
 Trustees'
compensation
111,309
 Shareholder reports
                                                                     106,316
 Transfer and shareholder servicing agent
fees                                                      36,688
 Other
                            77,805

--------------
 Total
liabilities
25,892,308

------------------------------------------------------------------------------------------------------------
 Net
Assets
$579,493,069

                                                      ==============

------------------------------------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of beneficial interest
                                             $     47,061
------------------------------------------------------------------------------------------------------------
 Additional paid-in
capital
574,180,991
------------------------------------------------------------------------------------------------------------
 Undistributed net investment
income                                                               869,948
------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investment
transactions                                       (5,447,035)
------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on
investments                                                      9,842,104

--------------
 Net
Assets
$579,493,069

==============

16  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

--------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $533,563,023 and 43,331,753 shares of beneficial interest
outstanding)                                $12.31
 Maximum offering price per share (net asset value plus sales charge of 4.75% of offering
price)
$12.92
--------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$32,850,522
 and 2,666,976 shares of beneficial interest outstanding)
                                     $12.32
--------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$13,079,524
 and 1,062,014 shares of beneficial interest
outstanding)                                              $12.32

 See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003

--------------------------------------------------------------------------------
 Investment Income

 Interest                                                         $ 37,604,108

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                     3,109,306
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                             1,218,583
 Class B                                                               360,217
 Class C                                                               118,449
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               313,980
 Class B                                                                24,193
 Class C                                                                 9,457
--------------------------------------------------------------------------------
 Interest expense                                                      243,129
--------------------------------------------------------------------------------
 Shareholder reports                                                   188,468
--------------------------------------------------------------------------------
 Custodian fees and expenses                                            35,152
--------------------------------------------------------------------------------
 Trustees' compensation                                                 21,474
--------------------------------------------------------------------------------
 Other                                                                  95,262

--------------
 Total expenses                                                      5,737,670
 Less reimbursement of management fees
(45,159)
 Less reduction of custodian expenses
(8,579)

--------------
 Net expenses                                                        5,683,932

--------------------------------------------------------------------------------
 Net Investment Income                                              31,920,176

--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain on investments                                    3,976,493
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments
(24,736,955)

--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 11,159,714

==============

 See accompanying Notes to Financial Statements.

18  |  OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended September
30,
2003                2002
-----------------------------------------------------------------------------------------------------------
 Operations

 Net investment income                                                   $
31,920,176        $ 30,974,320
-----------------------------------------------------------------------------------------------------------
 Net realized gain
3,976,493           4,521,259
-----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
(24,736,955)         (1,793,435)

----------------------------------
 Net increase in net assets resulting from operations
11,159,714          33,702,144

-----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A
(29,702,221)        (27,928,216)
 Class B
(1,724,048)         (1,907,404)
 Class C
(566,285)           (416,916)

-----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
16,406,594           2,465,308
 Class B
(6,602,592)         (5,695,177)
 Class C
2,897,386           2,266,607

-----------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)
(8,131,452)          2,486,346
-----------------------------------------------------------------------------------------------------------
 Beginning of period
587,624,521         585,138,175

----------------------------------
 End of period [including undistributed net investment
 income of $869,948 and $942,326, respectively]
$579,493,069        $587,624,521

==================================

 See accompanying Notes to Financial Statements.

                                   Appendix A

                                 MUNICIPAL BOND
                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the  nationally-recognized rating agencies listed below for municipal  securities.  Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly  available  information  provided by the rating organizations.

Moody's Investors Service,  Inc.  ("Moody's")  Municipal Ratings are opinions of the  investment  quality  of  issuers  and  issues  in the  U.S.  municipal  and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

Municipal  Ratings are based upon the analysis of four primary factors  relating to municipal finance:  economy,  debt, finances,  and  administration/management strategies.  Each of the factors is evaluated individually and for its effect on the other  factors  in the  context of the  municipality's  ability to repay its debt.
MUNICIPAL LONG-TERM
      RATING DEFINITIONS

Aaa:  Issuers or issues rated Aaa  demonstrate  the  strongest  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A: Issuers or issues rated A present above-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness  relative to other US municipal or tax- exempt issuers or issues.

Ba:  Issuers  or  issues  rated Ba  demonstrate  below-average  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other
US municipal or tax- exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca:  Issuers or issues  rated Ca  demonstrate  extremely  weak  creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated C demonstrate the weakest  creditworthiness  relative to other US municipal or tax-exempt issuers or issues.

Moody's  applies  numerical  modifiers  1,  2,  and  3 in  each  generic  rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid- range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

MIG/VMIG RATINGS: U.S. SHORT-TERM RATINGS In municipal debt issuance,  there are
three  rating   categories  for  short-term   obligations  that  are  considered
investment grade. These ratings are designated as Moody's Investment Grade (MIG)
and are divided  into three  levels -- MIG 1 through MIG 3. In  addition,  those short-term  obligations  that are of  speculative  quality are designated SG, or speculative grade.

In the case of variable rate demand obligations  (VRDOs), a two-component rating is assigned.  The first element  represents  Moody's evaluation of the degree of risk  associated  with  scheduled  principal and interest  payments.  The second element  represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

The short-term  rating  assigned to the demand feature of VRDOs is designated as
VMIG.  When either the long- or short-term  aspect of a VRDO is not rated,  that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

MIG ratings expire at note maturity.  By contrast,  VMIG rating expirations will be a function of each issue's specific structural or credit features.

MIG 1/VMIG 1: Denotes superior credit quality.  Excellent protection is afforded by established  cash flows,  highly reliable  liquidity  support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes  strong credit  quality.  Margins of protection  are ample although not as large as in the preceding group.

MIG  3/VMIG 3:  Denotes  acceptable  credit  quality.  Liquidity  and  cash-flow protection may be narrow, and market access for refinancing is likely to be less well established.

SG: Denotes  speculative-grade credit quality. Debt instruments in this category may lack margins of protection.

Standard & Poor's  Ratings  Services  ("Standard  & Poor's"),  a division of The
McGraw-Hill Companies, Inc.

LONG-TERM  ISSUE  CREDIT  RATINGS  Issue  credit  ratings  are based in  varying degrees, on the following  considerations:  o Likelihood of payment-capacity and willingness of the obligor to meet its financial  commitment on an obligation in accordance with the terms of the  obligation;  o Nature of and provisions of the obligation;  and o  Protection  afforded  by,  and  relative  position  of,  the obligation  in the event of  bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws  affecting  creditors'  rights.  The issue ratings  definitions are expressed in terms of default risk. As such, they pertain to senior  obligations of an entity.  Junior  obligations  are typically
rated  lower  than  senior  obligations,   to  reflect  the  lower  priority  in
bankruptcy, as noted above.

AAA: An  obligation  rated `AAA' has the highest  rating  assigned by Standard &
Poor's.  The  obligor's  capacity  to  meet  its  financial  commitment  on  the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated  obligations only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A: An obligation  rated `A' are somewhat more susceptible to the adverse effects of  changes  in  circumstances  and  economic  conditions  than  obligations  in higher-rated  categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity  of the  obligor to meet its  financial  commitment  on the obligation.

BB, B, CCC, CC, and C

An  obligation  rated `BB',  `B',  `CCC',  `CC',  and `C' are regarded as having significant  speculative  characteristics.  `BB'  indicates  the least degree of speculation and `C' the highest.  While such  obligations  will likely have some quality  and  protective  characteristics,  these  may be  outweighed  by  large uncertainties or major exposures to adverse conditions.

BB: An  obligation  rated  `BB' are less  vulnerable  to  nonpayment  than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial,  or economic  conditions,  which could lead to the
obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
obligation. --------------------

B: An obligation  rated `B' are more vulnerable to nonpayment  than  obligations rated `BB',  but the obligor  currently  has the capacity to meet its  financial
commitment  on  the  obligation.   Adverse  business,   financial,  or  economic
conditions will likely impair the obligor's  capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation  rated `CCC' are currently  vulnerable to nonpayment  and are dependent upon favorable  business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' are currently highly vulnerable to nonpayment.

C: The `C' rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation  rated `D' are in payment  default.  The `D' rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable grace period has not expired,  unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings  from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The `c' subscript is used to provide additional information to investors that the  bank  may  terminate  its  obligation  to  purchase  tendered  bonds if the long-term credit rating of the issuer is below an investment-grade  level and/or the issuer's bonds are deemed taxable.

p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the  successful  completion  of the  project  financed by the debt being rated and  indicates  that  payment of debt service  requirements  is largely or entirely dependent upon the successful,  timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project,  makes no comment  on the  likelihood  of or the risk of  default  upon failure of such  completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance  of the ratings is contingent  upon Standard & Poor's  receipt of an executed  copy of the  escrow  agreement  or  closing  documentation  confirming investments and cash flows.

r: The `r' highlights  derivative,  hybrid,  and certain other  obligations that
Standard & Poor's believes may experience high volatility or high variability in expected  returns as a result of noncredit  risks.  Examples of such obligations
are  securities   with  principal  or  interest   return  indexed  to  equities,
commodities,  or currencies;  certain swaps and options;  and  interest-only and principal-only  mortgage securities.  The absence of an `r' symbol should not be taken  as an  indication  that an  obligation  will  exhibit  no  volatility  or variability in total return.

N.R. Not rated.

Debt  obligations of issuers  outside the United States and its  territories are rated on the same basis as domestic  corporate and municipal issues. The ratings measure  the  creditworthiness  of the  obligor  but do not  take  into  account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present  commercial  bank  regulations  issued by the  Comptroller  of the
Currency,  bonds rated in the top four  categories  (`AAA',  `AA',  `A',  `BBB', commonly known as  investment-grade  ratings) generally are regarded as eligible
for  bank  investment.   Also,  the  laws  of  various  states  governing  legal
investments  impose certain rating or other standards for  obligations  eligible for investment by savings  banks,  trust  companies,  insurance  companies,  and fiduciaries in general.

SHORT-TERM  ISSUE CREDIT RATINGS  Short-term  ratings are generally  assigned to those obligations considered short-term in the relevant market. In the U.S., for example,  that means  obligations with an original  maturity of no more than 365 days-including commercial paper.

A-1: A  short-term  obligation  rated "A-1" is rated in the highest  category by
Standard & Poor's.  The obligor's  capacity to meet its financial  commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term  obligation  rated "A-2" is somewhat more  susceptible  to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3:  A  short-term   obligation  rated  "A-3"  exhibits   adequate   protection
parameters.  However,  adverse economic conditions or changing circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial commitment on the obligation.

B:  A  short-term  obligation  rated  "B"  is  regarded  as  having  significant speculative characteristics.  The obligor currently has the capacity to meet its financial  commitment  on  the  obligation;  however,  it  faces  major  ongoing uncertainties which could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

C: A short-term  obligation rated "C" is currently  vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A  short-term  obligation  rated "D" is in  payment  default.  The "D" rating category  is used when  payments on an  obligation  are not made on the date due even if the applicable  grace period has not expired,  unless  Standard & Poor's believes  that such  payments  will be made  during such grace  period.  The "D"
rating also will be used upon the filing of a bankruptcy  petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes. A Standard & Poor's note rating reflects the liquidity factors and market access  risks  unique to notes.  Notes  due in three  years or less will  likely receive a note  rating.  Notes  maturing  beyond  three  years will most  likely receive a long-term debt rating.  The following  criteria will be used in making that  assessment:  o.....Amortization  schedule-the  larger  the final  maturity relative to other maturities,  the more likely it will be treated as a note; and
o Source  of  payment-the  more  dependent  the issue is on the  market  for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2:   Satisfactory   capacity  to  pay  principal  and  interest,   with  some
vulnerability  to adverse  financial  and economic  changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch,  Inc.  International  credit  ratings assess the capacity to meet foreign currency or local  currency  commitments.  Both  "foreign  currency"  and "local currency" ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and  jurisdiction  and therefore,  unlike the foreign  currency rating, does not take account of the possibility of foreign exchange  controls  limiting transfer into foreign currency.

INTERNATIONAL  LONG-TERM  CREDIT RATINGS The following  ratings scale applies to foreign currency and local currency ratings. Investment Grade:

AAA:  Highest Credit  Quality.  "AAA" ratings  denote the lowest  expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit  Quality.  "AA" ratings  denote a very low  expectation  of credit  risk.  They  indicate  a very  strong  capacity  for  timely  payment of
financial  commitments.   This  capacity  is  not  significantly  vulnerable  to
foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality.  "BBB" ratings  indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

Speculative Grade:

BB:  Speculative.  "BB" ratings  indicate that there is a possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time.  However,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B: Highly  Speculative.  "B" ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met. However,  capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,  CC C: High  Default  Risk.  Default is a real  possibility.  Capacity  for meeting  financial  commitments  is solely  reliant  upon  sustained,  favorable business or economic developments.  A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default.  The ratings of  obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or
liquidation  of  the  obligor.   While  expected   recovery  values  are  highly
speculative  and cannot be estimated with any precision,  the following serve as general  guidelines.  "DDD" obligations have the highest potential for recovery, around  90%-100% of  outstanding  amounts and accrued  interest.  "DD" indicates potential  recoveries  in the  range of  50%-90%,  and "D" the  lowest  recovery potential, i.e., below 50%.

Entities  rated  in  this  category  have  defaulted  on  some  or all of  their obligations.  Entities  rated "DDD" have the highest  prospect for resumption of performance  or  continued  operation  with or  without a formal  reorganization process.  Entities  rated  "DD"  and  "D"  are  generally  undergoing  a  formal reorganization or liquidation process;  those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.  Plus (+) and minus (-) signs may be appended to a rating  symbol to denote  relative  status within the major rating categories.  Plus and minus  signs are not  added to the  "AAA"  category  or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

INTERNATIONAL  SHORT-TERM  CREDIT RATINGS The following ratings scale applies to foreign  currency and local  currency  ratings.  A short-term  rating has a time horizon of less than 12 months for most  obligations,  or up to three  years for
U.S.  public  finance  securities,  and  thus  places  greater  emphasis  on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality.  Strongest  capacity for timely payment of financial commitments.  May have an added "+" to denote any  exceptionally  strong  credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments,  but the  margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate.  However,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B:  Speculative.  Minimal capacity for timely payment of financial  commitments, plus  vulnerability  to  near-term  adverse  changes in  financial  and economic conditions.

C: High  default  risk.  Default is a real  possibility.  Capacity  for  meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the
Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement
Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                   Appendix B

                                 Municipal Bond
                                    Industry
                                 Classifications

      Adult Living
      Facilities

Airlines
Education

Electric Utilities
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare

Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Multi-Family Housing
Municipal Leases
Non Profit Organization
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Resource Recovery

Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax

Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
Water Utilities

                                   Appendix C

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement
Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans3
         4) Group Retirement Plans4
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the
Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the
"Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I.       Applicability of Class A Contingent Deferred Sales Charges in Certain
                                         Cases
---------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within
18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the
Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified Retirement
            Plan if the administrator of that Plan has made special
            arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment
            Management, L.P. ("MLIM"), that are made available under a Service
            Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by
            MLIM (the funds described in (a) and (b) are referred to as
            "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and
            Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.

         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.    Waivers    of   Class   A   Sales    Charges   of    Oppenheimer    Funds

---------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.

|_|   Present or former officers, directors, trustees and employees (and their
         "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term
         "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage
         (step-children, step-parents, etc.) are included.

|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the
         Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code),
         in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for Value
         Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for Value
         Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December
         31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than
         Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid.
         This waiver also applies to shares purchased by exchange of shares of
         Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
|_|   Shares purchased with the proceeds of maturing principal units of any
         Qualified Unit Investment Liquid Trust Series.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.

         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.6
         5) Under a Qualified Domestic Relations Order, as defined in the

            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.7
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.  Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account.
         The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of
         Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
|_|   Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.9
         5) To make distributions required under a Qualified Domestic Relations
            Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.10
         9) On account of the participant's separation from service.11
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the
            Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed
            10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section
         I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.
IV.    Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
              Funds Who Were Shareholders of Former Quest for Value Funds
---------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A,
Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.
To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest Global Value
   Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24,
1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value National
   Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California Tax-Exempt
   Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds, or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the
Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of
            Funds.
         Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
         withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed
            10% of the initial value of the account value, adjusted annually,
            and
         liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
         redemptions following the death or disability of the shareholder(s)
            (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
         withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10%
            of the initial value of the account value; adjusted annually, and liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.
V.     Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
       Funds Who Were Shareholders of Connecticut Mutual Investment Accounts,
                                        Inc.
------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the
            Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former
            Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former
            Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former Connecticut
            Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the
            Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
      Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;

   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;

   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI.         Special Reduced Sales Charge for Former Shareholders of Advance
                                  America Funds, Inc.
---------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc.
on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                              Convertible Securities Fund
---------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their
         "immediate families" as defined in the Fund's Statement of Additional
         Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative servicesC-2

---------------------------------------------------------------------------------

Oppenheimer AMT-Free New York Municipals

---------------------------------------------------------------------------------

Internet Website:

     www.oppenheimerfunds.com
     ------------------------

Investment Adviser

     OppenheimerFunds, Inc.
     Two World Financial Center
     225 Liberty Street - 11th Floor
     New York, New York 10080

Distributor

     OppenheimerFunds Distributor, Inc.
     Two World Financial Center
     225 Liberty Street - 11th Floor
     New York, New York 10080

Transfer Agent
     OppenheimerFunds Services

     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     399 Park Avenue
     New York, New York 10043

Independent Auditors
     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel

     Mayer, Brown, Rowe & Maw LLP
     1675 Broadway
     New York, New York 10019-5820
     1234
     PX0360.001.1103

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23.  Exhibits
------------------

(a)  (i) Amendment No. 2 to the Amended and Restated Declaration of Trust
dated May 19, 2003:  Filed herewith.

     (ii)Amendment No. 1 to the Amended and Restated Declaration of Trust
dated January 14, 2003:  Filed herewith.

     (iii)  Amended and Restated Declaration of Trust dated August 15, 2002:
Previously filed with Registrant's Post-Effective Amendment No. 28, 11/21/02 and incorporated herein by reference.

(b)  By-Laws as amended through December 14, 2000: Previously filed with
Registrant's Post-Effective Amendment No. 27, 1/24/02 and incorporated herein by reference.

(c)  (i) Specimen Class A Share Certificate: Filed herewith.

     (ii)Specimen Class B Share Certificate: Filed herewith.

     (iii)  Specimen Class C Share Certificate: Filed herewith.

(d)      Investment Advisory Agreement dated October 22, 1990: Previously filed with Registrant's Post-Effective Amendment No. 8, 12/3/90, refiled with
Registrant's Post-Effective Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(e)  (i) General Distributor's Agreement dated December 10, 1992:  Previously filed with Registrant's Post-Effective Amendment No. 12, 11/26/93, and
incorporated herein by reference.

     (ii)Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

     (iv)Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.
     (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

     (vi)Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(f)  (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees
or Directors dated 8/9/01: Previously filed with Post-Effective Amendment No.
34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund
(Reg. No. 2-82590), 10/25/01, and incorporated herein by reference.

     (ii)Form of Deferred Compensation Plan for Disinterested
Trustees/Directors:  Filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), 10/28/98, and incorporated herein by reference.

(g)  (i) Global Custodial Services Agreement dated July 15, 2003, between
Registrant and Citibank, N.A.: Previously filed with the Pre-Effective
Amendment No. 1 to the Registration Statement of Oppenheimer International
Large-Cap Core Trust (Reg. No. 333-106014), 8/5/03, and incorporated herein by reference.

     (ii)Amended and Restated Foreign Custody Manager Agreement dated May 31,
2001, as amended July 15, 2003, between Registrant and Citibank, N.A:
Previously filed with the Pre-Effective Amendment No. 1 to the Registration
Statement of Oppenheimer International Large-Cap Core Trust (Reg. No.
333-106014), 8/5/03, and incorporated herein by reference.

(h)      Not applicable.

(i)      Opinion and Consent of Counsel dated July 3, 1984:  Previously filed with Registrant's Pre-Effective Amendment No. 1 to Registrant's Registration
Statement 7/12/84 , refiled with Registrant's Post-Effective Amendment No.
14, 1/27/95 pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(j)      Independent Auditors Consent:  Filed herewith.

(k)      Not applicable.

(l)      Investment Letter from OppenheimerFunds, Inc. to Registrant dated
June 29, 1984:  Filed with Pre-Effective amendment No. 1 to Registrant's
Registration Statement, 7/12/84, refiled with Registrant's Post-Effective
Amendment No. 14, 1/27/95, pursuant to Item 102 of Regulation S-T and incorporated herein by reference.

(m)  (i) Amended and Restated Service Plan and Agreement for Class A shares dated June 10, 1993: Previously filed with Registrant's Post-Effective
Amendment No. 13, 1/24/94, and incorporated herein by reference.

     (ii)Amended and Restated Distribution and Service Plan and Agreement for
Class B shares dated February 12, 1998:  Previously filed with Registrant's
Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

     (iii)  Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated February 12, 1998:  Previously filed with
Registrant's Post-Effective Amendment No. 25, 1/21/00, and incorporated herein by reference.

     (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 10/22/03: Previously filed with Post-Effective Amendment No. 11 to the Registration Statement of Oppenheimer Senior Floating Rate Fund (Reg. No.
333-82579), 11/17/03, and incorporated herein by reference.

(o)  (i) Powers of Attorney for all Trustees/Directors and Principal Officers
except for Joel W. Motley and John V. Murphy (including Certified Board
Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the
Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No.
333-44176), 10/5/00, and incorporated herein by reference.

     (ii)Power of Attorney for John Murphy (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 41 to the
Registration Statement of Oppenheimer U.S. Government Trust (Reg. No.
2-76645), 10/22/01, and incorporated herein by reference.

     (iii)  Power of Attorney for Joel W. Motley (including Certified Board
Resolution): Previously filed with Post-Effective Amendment No. 8 to the
Registration Statement of Oppenheimer International Small Company Fund (Reg.
No. 333-31537), 10/22/02, and incorporated herein by reference.

(p)      Amended and Restated Code of Ethics of the Oppenheimer Funds dated
May 15, 2002 under Rule 17j-1 of the Investment Company Act of 1940:
Previously filed with Post-Effective Amendment No. 29 to the Registration
Statement of Oppenheimer Discovery Fund (Reg. No. 33-371), 11/21/02, and
incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

 (b)  There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc. and Centennial Asset Management
                               Corporation; Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary of OppenheimerFunds Distributor, Inc.,
Vice President & Secretary     Centennial Asset Management Corporation,
                               Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., HarbourView Asset
                               Management Corporation, OFI Private Investments,
                               Inc., OFI Institutional Asset Management, Inc.
                               and OppenheimerFunds Legacy Program; Assistant
                               Secretary of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Barela,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Behal                   Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Victoria Best,                 Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                Formerly President of Lorac Technologies, Inc.
Assistant Vice President       (June 1997-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer of OppenheimerFunds, Inc. and
Vice President                 Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzer,                Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Bonomo,                 None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Bosco,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Buckmaster,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce Burroughs,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claudia Calich,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald G. Chibnik,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruggero de'Rossi,              Vice President of HarbourView Asset Management
Senior Vice President          Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             Formerly an Assistant Vice President/Senior
Assistant Vice President       Trader with Morgan Stanley Investment Management
                               (1999-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld,             Vice President of OppenheimerFunds, Distributor,
Vice President, Senior Counsel Inc. and of Oppenheimer Real Asset Management,
                               Inc.; Vice President, Assistant Secretary and
                               Director of Centennial Asset Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly a portfolio manager with Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Chairman: Rochester Division   Inc.; Director of ICI Mutual Insurance Company;
                               Governor of St. John's College; Chairman of the
                               Board of Directors of International Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant Vice President of OppenheimerFunds
Assistant Vice President       Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Frank,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly, a Partner and European Equity
Vice President                 Portfolio manager at SLS Management (January
                               2002-February 2003) prior to which he was head
                               of the European equities desk and managing
                               director at SG Cowen (May 1994-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan P. Gangemi,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Sharon M. Giordano-Auleta,     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mike Goldverg,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly Executive Director
                               with Miller Anderson Sherrerd, a division of
                               Morgan Stanley Investment Management. (April
                               1992-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Gwynn,                  None
Vice   President:    Rochester
                                    Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ping Han,                      None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Henry,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Heron,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Vice President (Director of the International
Vice President                 Division) of OFI Institutional Asset Management,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice  President  and Assistant OppenheimerFunds Distributor, Inc. and
Secretary                      Shareholder Services, Inc.; Assistant Secretary
                               of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          Formerly Vice President, Senior
Assistant Vice President       Analyst/Portfolio Manager at Aladdin Capital
                               Holdings Inc. (February 2001-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              Formerly managing director of Kandilis Capital
Assistant Vice President       Management (September 1993-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Walter G. Konops,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   Formerly a Senior Trader/Portfolio Engineer at
Assistant Vice President       Jacobs Levy Equity Management (June 1996-August
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   Formerly a Vice President of Merrill Lynch
Vice President                 (January 2000-September 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dina C. Lee,                   Assistant Secretary of OppenheimerFunds Legacy
Assistant   Vice  President  & Program.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dana Lehrer,                   Assistant Secretary of Oppenheimer Legacy Program
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Madzij,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc. Formerly Executive
                               Director and portfolio manager for Miller,
                               Anderson & Sherrerd, a division of Morgan
                               Stanley Investment Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Formerly an Associate at Sidley Austin Brown and
Vice President                 Wood LLP (1995 - October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           As of May 2003: Chief Executive Officer,
Senior Vice President          President, Senior Managing Director and Director
                               of HarbourView Asset Management Corporation and
                               OFI Institutional Asset Management, Inc.;
                               President, Chairman and Director of Trinity
                               Investment Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joy Milan,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Denis R. Molleur,              None
Vice    President   &   Senior
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc. Formerly an Executive Director
                               and Portfolio Manager with Miller Anderson &
                               Sherrerd, a division of Morgan Stanley
                               Investment Management (June 1999-March 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   Director of OppenheimerFunds Distributor, Inc.,
Chairman, President, Chief     Centennial Asset Management Corporation,
Executive Officer & Director   HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc., OFI Institutional
                               Asset Management, Inc. and Tremont Advisers,
                               Inc.; Director of Trinity Investments Management
                               Corporation; President and Management Director
                               of Oppenheimer Acquisition Corp.; President and
                               Director of Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Financial
                               Services, Inc. and Shareholder Services, Inc.;
                               Executive Vice President of MassMutual Life
                               Insurance Company; director of DLB Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Murray,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Neilon,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barbara Niederbrach,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) and Portfolio
                               Manager and Senior Vice President (August 1997 -
                               June 2000) at Geneva Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank J. Pavlak,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Pergament,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter E. Pisapia,              Formerly, Associate Counsel at SunAmerica Asset
Assistant   Vice  President  & Management Corp. (December 2000-December 2002).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Pisarra,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 Formerly an Assistant Vice President with Eaton
Assistant Vice President       Vance Management (January 2000-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly (until August 2002) Vaughn Rauscher
Vice President                 Chair in Financial Investments and Director,
                               Finance Institute of Southern Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Richardson,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rob Robis,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  Formerly, Assistant Vice President of Human
Vice President                 Resources of OFI (200-July 2002)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice Chairman, Treasurer, Chief Financial
Executive   Vice    President, Officer and Management Director of Oppenheimer
Chief  Financial  Officer  and Acquisition Corp.; President and Director of
Director                       Shareholder Services, Inc. and Shareholder
                               Financial Services, Inc.; Director of Trinity
                               Investment Management Corporation; Chairman of
                               the Board, Chief Executive Officer, President
                               and Director of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tricia Scarlata,               Formerly, Marketing Manager of OppenheimerFunds,
Assistant Vice President       Inc. (April 2001-August 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi Schadt,                   Formerly a consultant for Arthur Andersen
Vice President                 (August 2001-February 2002); director, senior
                               quantitative analyst at Brinson Partners
                               (September 2000,April 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martha A. Shapiro,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  Formerly, Manager at BNP Paribas Cooper Neff
Vice President                 Advisors (May 2001-April 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven J. Sheerin,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           Formerly a Director for ABN Amro Securities
Assistant Vice President       (July 2001-July 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          Formerly, Director of Business Operations at AOL
Assistant Vice President       Time Warner, AOL Time Warner Book Group (June
                               2000-December 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregory J. Stitt,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Since December 2001, Secretary of OFI Trust
Assistant Vice President,      Company.
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   Formerly a Vice President of Merrill Lynch
Vice President                 (October 2001-January 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Turner,               Formerly portfolio manager for Technology
Vice President                 Crossover Ventures (May 2000-March 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Utaro,                  None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Centennial Asset Management Corporation
                               and Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            Formerly an Associate at Hoguet Newman & Regal,
Vice President                 LLP (January 1998-May 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of OppenheimerFunds International Ltd.;
Vice President                 Senior Vice President (Managing Director of the
                               International Division) of OFI Institutional
                               Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              Formerly Senior Vice President of HarbourView
Senior Vice President          Asset Management Corporation (May 1999-July
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Winston,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc. and OppenheimerFunds Legacy
                               Program; Treasurer and Chief Financial Officer
                               of OFI Trust Company; Assistant Treasurer of
                               Oppenheimer Acquisition Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol Wolf,                    Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation; serves on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director of Tremont Advisers, Inc. (as of
Executive   Vice    President, January 2002), HarbourView Asset Management
Chief  Investment  Officer and Corporation and OFI Institutional Asset
Director                       Management, Inc. (as of January 2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman,                  None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Senior Vice President and      Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Secretary and
                               General Counsel of Oppenheimer Acquisition
                               Corp.; Director and Assistant Secretary of
                               OppenheimerFunds International Ltd.; Director of
                               Oppenheimer Real Asset Management, Inc.; Vice
                               President of OppenheimerFunds Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior Vice President (since April 1999) of
Senior Vice President          HarbourView Asset Management Corporation.

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Capital Preservation Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer  International  Large-Cap  Core  Fund  (a  series  of  Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer  International  Value Fund (a series of Oppenheimer  International
Value Trust)
Oppenheimer Limited-Term Government Fund
Oppenheimer  Limited Term Municipal  Fund (a series of  Oppenheimer  Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi Cap Value Fund
Oppenheimer Multiple Strategies Fund
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer  Principal  Protected  Main Street  Fund (a series of  Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Value Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Core Diversified Hedge Fund
Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer Tremont Market Neutral Hedge Fund
Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Multiple Strategies Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the  Oppenheimer  funds  listed  above,  Shareholder  Financial
Services,  Inc.,  Shareholder  Services,  Inc.,   OppenheimerFunds   Services,
Centennial   Asset   Management   Corporation,   Centennial   Capital   Corp.,
Oppenheimer Real Asset Management,  Inc. and  OppenheimerFunds  Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds,  Inc.,  OppenheimerFunds  Distributor,  Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Partnership Holdings,
Inc.,  Oppenheimer  Acquisition  Corp.,  OFI Private  Investments,  Inc.,  OFI
Institutional Asset Management,  Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080.

The address of Tremont  Advisers,  Inc. is 555 Theodore  Fremd  Avenue,  Suite
206-C, Rye, New York 10580.

The  address  of  OppenheimerFunds  International  Ltd.  is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment  Management  Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(1)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gabriella Bercze(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Burton                    Vice President            None
4127 Towne Green Circle
Addison, TX 75001

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mary Byron             Vice President            None
6 Dahlia Drive
Irvine, CA 92618

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert A. Coli                  Vice President            None
12 White Tail Lane
Bedminster, NJ 07921

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Katherine P. Feld(2)            Vice President            Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

P. Lyman Foster(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

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Raquel Granahan(2)              Vice President            None

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Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

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Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

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Clifford W. Heidinger           Vice President            None
111 Ipswich Road
Boxford, MA 01921

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Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

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Elyse R. Jurman Herman          Vice President            None
3150 Equestrian Drive
Boca Raton, FL 33496

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Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

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William E. Hortz(2)             Vice President            None

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Edward Hrybenko(2)              Vice President            None

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Brian F. Husch(2)               Vice President            None

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Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary

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Eric K. Johnson(1)              Vice President            None

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Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

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Christina J. Keller(2)          Vice President            None

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Brian G. Kelly                  Vice President            None
76 Daybreak Road
Southport, CT 06490

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Michael Keogh(2)                Vice President            None

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Lisa Klassen(1)                 Assistant Vice President  None

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Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

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Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
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Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
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Brent A. Krantz                 Senior Vice President     None
P. O. Box 1313
Seahurst, WA 98062

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David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

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Tracey Lange(2)                 Vice President            None

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Paul R. LeMire                  Vice President            None

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Evan M. Lereah                  Vice President            None
1468 Catlin Lane
Alexandria, VA 22311

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Malissa Lischin(2)              Assistant Vice President  None

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James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

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Montana Low                     Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

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Craig Lyman                     Vice President            None
7578 Massachusetts Pl
Rancho Cucamonga, CA 91730

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John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

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Mark Macken                     Vice President            None
462 Lincoln Avenue
Sayville, NY 11782

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Michael Magee(2)                Vice President            None

---------------------------------------------------------------------------------
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Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

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Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

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LuAnn Mascia(2)                 Vice President            None

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Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

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Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

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John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

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Kent C. McGowan                 Vice President            None
9510 190th Place SE
Edmonds, WA 98020

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Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

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Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

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Robert Moser(1)                 Vice President            None

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John V. Murphy(2)               Director                  President

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Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

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Christina Nasta(2)              Vice President            None

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Kevin P. Neznek(2)              Vice President            None

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Chad V. Noel                    Vice President            None
2408 Eagleridge Drive
Henderson, NV 89014

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Bradford Norford                Vice President            None
2217 Ivan Street #911
Dallas, TX 75201

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Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

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Brian C. Perkes                 Vice President            None
8734 Shady Shore Drive
Frisco, TX 75034

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Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

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Gazell Pettway, Jr.             Vice President            None
18970 Vogel Farm Trail
Eden Paire, MN 55347

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William Presutti(2)             Vice President            None

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Elaine Puleo-Carter(2)          Senior Vice President     None

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Christopher L. Quinson          Vice President            None
7675 Cayuga Drive
Cincinnati, OH 45243

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Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

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Gary D. Rakan                   Vice President            None
10860 Fairwoods Drive
Fishers, IN 46038

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Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

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Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

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Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

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Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
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David R. Robertson(2)           Senior Vice President     None

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Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

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James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
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William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

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Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

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John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

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---------------------------------------------------------------------------------

Tonya Sax                       Vice President            None
2625 N. Paula Drive
Dunedin, FL 34698

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Alfredo Scalzo                  Vice President            None
9616 Lake Chase Island Way
Tampa, FL 33626

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Jill E. Schmitt (Crockett)(2)   Assistant Vice President  None

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Thomas Schmitt(2)               Vice President            None

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Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

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Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
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Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

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Bryan Stein                     Vice President            None
5897 NW 120th Terrace
Coral Springs, FL 33076

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John Stoma(2)                   Senior Vice President     None

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Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

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Michael Sussman(2)              Vice President            None

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George T. Sweeney               Senior Vice President     None
5 Smoke House Lane
Hummelstown, PA 17036

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James Taylor(2)                 Assistant Vice President  None

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---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

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David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
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Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

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Mark Vandehey(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
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Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
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Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
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Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
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Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

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---------------------------------------------------------------------------------

Gregor D. Yuska                 Vice President            None
16035 Canterbury Estates Dr.
Ellisville, MO 63021

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Robert G. Zack(2)               General Counsel &         Secretary
                                Director

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(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10080
(3)350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The  accounts,  books  and  other  documents  required  to  be  maintained  by
Registrant  pursuant to Section  31(a) of the  Investment  Company Act of 1940
and rules  promulgated  thereunder are in the possession of  OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 21st day of November, 2003.

                              OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                              By:  /s/ John V. Murphy*
                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                 Title                           Date
----------                 -----                           ----

/s/ Clayton K. Yeutter*    Chairman of the                 November 21, 2003
---------------------------Board of Trustees
Clayton K.Yeutter

/s/ Donald W. Spiro*       Vice Chairman of the            November 21, 2003
-------------------------  Board and Trustees
Donald W. Spiro

/s/ John V. Murphy*        President, Principal Executive  November 21, 2003
-------------------------- Officer & Trustee
John V. Murphy

/s/ Brian W. Wixted*       Treasurer, Principal Financial  November 21, 2003
-------------------------  and Accounting Officer
Brian W. Wixted

/s/ Robert G. Galli*       Trustee                         November 21, 2003
--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*  Trustee                         November 21, 2003
----------------------
Phillip A. Griffiths

/s/ Joel W. Motley*        Trustee                         November 21, 2003
--------------------
Joel W. Motley

/s/ Kenneth A. Randall*    Trustee                         November 21, 2003
-------------------------
Kenneth A. Randall

/s/ Edward V. Regan*       Trustee                         November 21, 2003
-----------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.*  Trustee                     November 21, 2003
----------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack
-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                   OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

                       Post Effective Amendment No. 29

                                Exhibit Index

Exhibit No. Description
----------- -----------

23(a)(i)    Amendment No, 2 to the Amended and Restated Declaration of Trust
            dated May 19, 2003

23(a)(ii)   Amendment No. 1 to the Amended and Restated Declaration of Trust
            dated January 14, 2003

23(c) (i)   Specimen Class A Stock Certificate

23 (c) (ii) Specimen Class B Stock Certificate

23 (c) (iii)      Specimen Class C Stock Certificate

23(j)       Independent Auditor's Consent